As Filed with the U.S. Securities and Exchange Commission on February 24, 2021

File Nos. 333-180870 and 811-22698

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 269	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 273	☒

KRANESHARES TRUST
(Exact Name of Registrant as Specified in Charter)

280 Park Avenue, 32nd Floor
New York, New York 10017
(Address of Principal Executive Offices, Zip Code)

(212) 933-0393
(Registrant’s Telephone Number, including Area Code)

Jonathan Krane
280 Park Avenue, 32nd Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Stacy L. Fuller
K&L Gates LLP
1601 K Street NW
Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On (date) pursuant to paragraph (b)(1)(iii) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

KraneShares Trust

Prospectus

February 24, 2021

Krane-UBS China A Share Fund

Investor Class: KUASX

Institutional Class: KUAIX

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will not be sent by mail, unless you specifically request paper copies of the reports from the Fund (if you hold your Fund shares directly with the Fund) or from your financial intermediary, such as a broker-dealer or bank (if you hold your Fund shares through a financial intermediary). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your Fund shares directly with the Fund, you may elect to receive shareholder reports and other communications electronically from the Fund by contacting the Fund at 855-857-2638 or, if you hold your Fund shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your Fund shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at 855-857-2638 or, if you hold your Fund shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the KraneShares Funds you hold directly with series of the Trust or through your financial intermediary, as applicable.

-i-

Krane-UBS China A Share
Fund

Investment Objective

Krane-UBS China A Share Fund (the “Fund”) seeks to
maximize
capital
appreciation
.

Fees and Expenses of the
Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay a commission to your financial intermediary for shares purchased through them. Such commissions are not reflected in the tables or the Example below.

Shareholder Fees ( fees paid directly from your investment )	Institutional Class Shares	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) 1	1.00%	1.00%

Annual Fund Operating Expenses ( expenses that you pay each year as a percentage of the value of your investment )
Management Fees	1.25%	1.25%
Distribution and Shareholder Service (12b-1) Fees	None	0.25%
Other Expenses 2	0.30%	0.30%
Total Annual Fund Operating Expenses	1.55%	1.80%
Fee Waiver and/or Expense Reimbursement	0.06%	0.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement 3	1.49%	1.74%

1	A 1.00% redemption charge will be imposed if Fund shares are redeemed within 60 days of purchase. The Fund reserves the right to waive the redemption charge in its discretion.

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

3
Krane Funds Advisors, LLC (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding taxes, leverage interest, brokerage costs, dividends and interest on securities sold short, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation and indemnification expenses (“Excluded Expenses”)) from exceeding 1.49% and 1.74% of the Fund’s average daily net assets of the Institutional Class Shares and Investor Class Shares, respectively, until August 1, 2022. This Agreement may be terminated at any time and for any reason at the sole discretion of the Fund’s Board of Trustees. The Adviser is entitled to reimbursement by the Fund of fees waived and/or expenses reimbursed during any of the preceding three fiscal years, so long as such reimbursement would not cause the Fund to exceed its expense limitation at either the time of recoupment or the time of the waiver and/or reimbursement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell (redeem) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that it reflects the Fee Waiver and/or Expense Reimbursement arrangement for the time period described above). Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	1 Year	3 Years
Investor Class Shares	$177	$561
Institutional Class Shares	$152	$484

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced investment operations as of the date of this prospectus, it does not have portfolio turnover information for the prior fiscal year to report.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal circumstance, at least 80% of the Fund’s net assets (plus borrowings for investment purposes, if any) in China A-Shares and other instruments that have economic characteristics similar to such securities.

China A-Shares are Chinese renminbi (“RMB”)-denominated equity securities issued by companies incorporated in mainland China. Direct investments in China A-Shares are currently possible only through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”) or Renminbi Qualified Foreign Institutional Investor (“RQFII”) or Qualified Foreign Institutional Investor (“QFII”) license. Currently, the Fund intends to invest in China A-Shares through Stock Connect Programs.

UBS Asset Management (Americas) Inc., the Fund’s sub-adviser (“UBS” or “Sub-Adviser”), believes that there are discrepancies between the market price and its estimate of a company’s value due to market behavior and market structure, which provide an opportunity to outperform the market. To take advantage of these opportunities, UBS seeks to identify upcoming industry leaders in key growth sectors early in a company’s lifecycle and when the company’s share price trades below UBS’s estimate of the company’s value. UBS selects investments based on the attractiveness of their valuations, top down macro factors, and a conviction that its investment thesis is likely to be realized.

UBS’s investment process for the Fund is driven by bottom-up proprietary research. UBS starts with all China A-Shares trading through Stock Connect Programs. UBS conducts extensive valuation analysis incorporating company/industry fundamentals, future operations, and cash generation. UBS will assess companies based on the industry structure and company’s competitiveness, company trends, profitability and sustainability of such trends and profitability, and the company’s governance, disclosure, environmental and social practices. UBS also looks at industry peers and historical and forward looking financials in evaluating companies. UBS attempts to exclude companies exhibiting what they view as unsustainable business models, poor corporate governance practices, and negative industry dynamics.

While UBS seeks to construct a concentrated, high-conviction portfolio of its “best ideas,” UBS attempts to remain diversified across many sectors and, generally, no single position will be more than 10% of the Fund’s net assets at the time of investment. However, from time to time, based on market or economic conditions, a single position may exceed 10% of the Fund’s net assets at the time of investment. UBS uses a benchmark agnostic approach in selecting its investments (i.e., UBS does not take into account any benchmarks in selecting its investments for the Fund).

In addition to China A-Shares, which are described above, the Fund may invest up to 20% of its net assets in the following China-related securities:

●         China B Shares, which are shares of companies listed on the Shanghai or Shenzhen Stock Exchange but quoted and traded in foreign currencies (such as Hong Kong Dollars or U.S. Dollars), which were primarily created for trading by foreign investors.

●         China H Shares, which are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange (“H-Shares”), where they are traded in Hong Kong dollars and may be traded by foreign investors.

●         China N Shares, which are shares of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE or NASDAQ (“N-Shares”).

●         P-Chips, which are shares of private sector companies with a majority of their business operations in mainland China and controlling private Chinese shareholders, which are incorporated outside of mainland China and traded on the Hong Kong Stock Exchange in Hong Kong dollars.

●         Red Chips, which are shares of companies with a majority of their business operations in mainland China and controlled by the central, provincial or municipal governments of the PRC, whose shares are traded on the Hong Kong Stock Exchange in Hong Kong dollars.

●         S-Chips, which are shares of companies with business operations in mainland China and listed on the Singapore Exchange. S-Chip shares are issued by companies incorporated anywhere, but many are registered in Singapore, the British Virgin Islands, the Cayman Islands, or Bermuda.

●         Depositary receipts and depositary shares, including American Depositary Receipts or Global Depositary Receipts, of companies that are economically tied to China.

For purposes of the Fund’s 80% policy, at times, the Fund may include China-related securities toward the 80% minimum if the Sub-Adviser determines such China-related securities have economic characteristics similar to China A-Shares.

The Fund may invest in companies across all market capitalization ranges and companies at the time of their initial public offering (“IPO”).

The derivatives in which the Fund may invest include options (including options on securities, indices, futures, forwards, and swap agreements), futures, forward currency agreements, swap agreements (including interest rate, total return and currency), and equity participation notes and equity linked notes. All of the derivatives listed above may be used for risk management purposes; for investment (non-hedging) purposes; to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); to obtain exposure to certain markets; or to establish net short positions for individual currencies (except for equity participation notes). Futures on currencies and forward currency agreements may also be used to hedge against a specific currency or potential changes in currency exchange rates.

The Fund may invest in cash or cash equivalent instruments, including shares of affiliated investment companies or money market funds.

The Fund may engage in securities lending.

Principal Risks

The Fund may not achieve its investment objective. A shareholder of the Fund could lose money. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is subject to risks that may adversely affect the value of the Fund’s shares, including:

China Risk.
 The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. In addition, the Chinese economy is export-driven and highly reliant on trade. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Further, the Chinese economy is heavily dependent upon trading with key partners. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.

In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make Chinese securities illiquid.

In addition, trade relations between the U.S. and China have recently been strained.  Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China.  Worsening trade relations may also result in market volatility and volatility in the price of Fund shares.

Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers.

A-Shares Risk.
A-Shares are issued by companies incorporated in mainland China and are traded on Chinese exchanges. Investments in A-Shares are made available to domestic Chinese investors and certain foreign investors, including those who have been approved as a QFII or a RQFII and through the Stock Connect Programs, which currently include the Shanghai-Hong Kong Stock Connect, Shenzhen-Hong Kong Stock Connect, Shanghai-London Stock Connect, and the China-Japan Stock Connect. Investments by other foreign investors in A-Shares are subject to various regulations and limits. Investments in A-Shares are subject to various restrictions. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. A-Shares may be subject to frequent and widespread trading halts and may become illiquid. This could cause volatility in the Fund’s share price and subject the Fund to a greater risk of trading halts.

Tax Risk.
 Per a circular (Caishui [2014] 79), the Fund is temporarily exempt from the Chinese tax on capital gains on trading in A-Shares as a QFII or RQFII or the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect as of November 17, 2014, and the Shenzhen Stock Exchange through the Shenzhen-Hong Kong Stock Connect as of December 5, 2016. There is no indication as to how long the temporary exemption will remain in effect. Accordingly, the Fund may be subject to such taxes in the future. In addition, there is uncertainty as to the application and implementation of China’s value added tax to the Fund’s activities. The Fund reserves the right to establish a reserve for taxes, which present uncertainty as to whether they will be assessed, although it currently does not do so. If the Fund establishes such a reserve but is not ultimately subject to these taxes, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax. Investors should note that such provision, if any, may be excessive or inadequate to meet actual tax liabilities (which could include interest and penalties) on the Fund’s investments. Any taxes imposed in connection with the Fund’s activities will be borne by the Fund. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant tax authorities.

Capital Controls Risk.
Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by government actors and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Although the RMB is not presently freely convertible, rather it is subject to the approval of the State Administration of Foreign Exchange (“SAFE”) and other relevant authorities, repatriations by RQFIIs or through the Stock Connect Programs are currently permitted daily and Chinese authorities have indicated their plans to move to a fully freely convertible RMB. There is no assurance, however, that repatriation restrictions will not be (re-)imposed in the future.

Hong Kong Risk.
 The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government. China may change its policies regarding Hong Kong at any time. Any such change may adversely affect market conditions and the performance of Chinese and Hong Kong issuers and, thus, the value of securities in the Fund’s portfolio.

Stock Connect Program Risk.
The Stock Connect Programs are subject to daily and aggregate quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the participating exchanges located outside of mainland China are not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Only certain China A-Shares are eligible to be accessed through the Stock Connect Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Stock Connect Programs. Because the Stock Connect Programs are still evolving, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the participating exchanges will continue to support the Stock Connect Programs in the future.

Investments in China A-Shares may not be covered by the securities investor protection programs of either exchange and, without the protection of such programs, will be subject to the risk of default by the broker. Because of the way in which China A-Shares are held in the Stock Connect Programs, the Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the Chinese exchange becomes insolvent.

Equity Securities Risk.
 The values of equity securities are subject to factors such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities may be more volatile than other asset classes and are generally subordinate in rank to debt and other securities of the same issuer.

Emerging Markets Risk.
The Fund’s investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown, and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

Foreign Securities Risk.
 Investments in securities of non-U.S. issuers may be less liquid than investments in U.S. issuers, may have less governmental regulation and oversight, and are typically subject to different investor protection standards than U.S. issuers. Investments in non-U.S. securities entail the risk of loss due to foreign currency fluctuations and political or economic instability. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund’s ability to buy and sell securities. These factors could result in a loss to the Fund.

Geographic Focus Risk.
 The Fund’s investments are expected to be focused in a particular country, countries, or region and therefore the Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country, countries or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified fund.

Currency Risk.
The Fund’s net asset value (“NAV”) is determined on the basis of the U.S. dollar, therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies for the purpose of purchasing portfolio investments. This may hinder the Fund’s performance, including because any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

Concentration Risk.
 The Fund’s assets may be concentrated in a limited number of issuers, an industry or group of industries, or sectors. The securities of companies in an industry or group of industries or sector could react similarly to market developments. Thus, the Fund is subject to loss due to adverse occurrences that affect one industry or group of industries or sector. The Fund’s concentration risk is expected to vary over time.

Liquidity Risk.
 The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. The Chinese markets may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Small- and Mid-Capitalization Company Risk.
Investing in the securities of small or medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies. Since small or medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may be less liquid and more volatile. They may also be sensitive to (expected) changes in interest rates and earnings. In general, smaller capitalization companies may be more vulnerable than larger companies to adverse business or economic developments.

Large Capitalization Company Risk.
 Large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid- capitalization companies.

Non-Diversification Risk.
The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund’s share price may be more volatile, and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

IPOs Risk.
The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.

Management Risk.
The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Market Risk.
 The market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets and negative sentiment, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements.

Valuation Risk.
Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Tax Risk.
 In order to qualify for the favorable tax treatment available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. The Fund’s investments in issuers whose control persons are not certain creates a risk that tax authorities may retrospectively deem the Fund to have failed the asset diversification requirements. If the Fund were to fail the favorable tax treatment requirements, it would be taxed in the same manner as an ordinary corporation, which would adversely affect its performance.

Depositary Receipts Risk.
 The Fund may hold the securities of foreign companies in the form of depositary receipts, including American Depositary Receipts and Global Depositary Receipts. Investing in depositary receipts entails the risks associated with foreign investments, such as fluctuations in foreign currency exchange rates and political and economic risks distinct from those associated with investing in the securities of U.S. issuers. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading, which will affect the value of the depositary receipts.

Derivatives Risk.
 The use of derivatives (including swaps, futures, forwards, structured notes, options, and participation or equity-linked notes) involve risks, such as possible default by a counterparty, potential losses if markets do not move as expected, and the potential for greater losses than if these techniques had not been used. Investments in derivatives may expose the Fund to leverage, which may cause the Fund to be more volatile than if it had not been leveraged. By investing in derivatives, the Fund could lose more than the amount it invests; some derivatives can have the potential for unlimited loss. Derivatives may also be subject to valuation risk, which is the risk that valuation sources for the derivative will not be readily available in the market which is especially possible in times of market distress, during which market participants may be reluctant to purchase complex instruments or provide price quotes for them. In addition, derivatives can be difficult or impossible to sell at the time of and at the price desired by the seller.

Investments in Investment Companies Risk.
The Fund may invest in other investment companies, including those that are advised, sponsored or otherwise serviced by Krane, the Sub-Adviser, or their respective affiliates. The Fund will indirectly be exposed to the risks of investments by such funds and will incur its pro rata share of the underlying fund’s expenses. Additionally, investments in ETFs are subject to ETF Risk. Krane and UBS are subject to conflicts of interest in allocating Fund assets to investment companies that are advised, sponsored or otherwise serviced by Krane, the Sub-Adviser, or their respective affiliates. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, including foreign investment companies, it will not enjoy the protections of the 1940 Act and possibly other U.S. laws.

Securities Lending Risk.
 To the extent the Fund lends its securities, it may be subject to the following risks: (1) the securities in which the collateral is invested may not perform sufficiently to cover the applicable rebate rates paid to borrowers and related administrative costs; (2) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (3) although borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Cash and Cash Equivalents Risk.
The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

New Fund Risk.
The Fund was recently formed and has no operating history. There can be no assurance that the Fund will be successful in implementing its investment strategy or attract sufficient assets to realize economies of scale.

Performance Information

Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance.

Investment Adviser

Krane Funds Advisors, LLC (“Krane” or “Adviser”), a UN PRI signatory, serves as the investment adviser to the Fund.

UBS Asset Management (Americas) Inc. (“UBS” or “Sub-Adviser”), serves as sub-adviser to the Fund pursuant to a Sub-Advisory Agreement with the Adviser.

Portfolio Manager

Bin Shi has served as the portfolio manager of the Fund since the Fund’s inception in 2020 and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Shi is a member of UBS Asset Management’s Global Emerging Market and Asia Pacific Equities teams.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day by contacting your financial intermediary in accordance with its policies or contacting the Fund directly at www.kraneshares.com/mutual-funds/krane-ubs-china-a-share-fund or by telephone at 855-857-2638.

To purchase Investor Class Shares of the Fund for the first time, you must invest at least $2,500 (or $1,000 for individual retirement accounts (“IRAs”)). There is no minimum for subsequent investments for Investor Class Shares. There is no minimum investment for systematic planned contributions. To purchase Institutional Class Shares of the Fund for the first time, you must invest at least $100,000. There is no minimum for subsequent investments for Institutional Class Shares. The Fund reserves the right to waive the minimum initial investment amounts in its sole discretion with or without notice to you. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above. In addition, your broker or intermediary may charge a fee for its services, such as brokerage commissions, in addition to the fees charged by the Fund.

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account, which may be taxable upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

Additional Information About the Fund

Additional Investment Objective, Principal Investment Strategies, and Principal Risks Information

Investment Objective.
The Fund seeks to maximize capital appreciation. The Fund’s investment objective is non-fundamental. As a result, the Fund may change its investment objective without shareholder approval.

Additional Information About Principal Investment Strategies.

The Fund seeks to achieve its objective by investing, under normal circumstance, at least 80% of the Fund’s net assets (plus borrowings for investment purposes, if any) in China A-Shares and other instruments that have economic characteristics similar to such securities.

China A-Shares are Chinese renminbi (“RMB”)-denominated equity securities issued by companies incorporated in mainland China. Direct investments in China A-Shares are currently possible only through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”) or Renminbi Qualified Foreign Institutional Investor (“RQFII”) or Qualified Foreign Institutional Investor (“QFII”) license. Currently, the Fund intends to invest in China A-Shares through Stock Connect Programs.

UBS Asset Management (Americas) Inc., the Fund’s sub-adviser (“UBS” or “Sub-Adviser”), believes that there are discrepancies between the market price and its assessment of the value of a company due to market behavior and market structure, which provide an opportunity to outperform the market. To take advantage of these opportunities, UBS seeks to identify upcoming industry leaders in key growth sectors early in a company’s lifecycle and when the company’s share price trades below UBS’s estimate of the company’s value. UBS selects investments based on the attractiveness of their valuations, top down macro factors, and a conviction that the investment thesis is likely to be realized.

UBS’s investment process for the Fund is driven by bottom-up proprietary research. UBS starts with all China A-Shares trading through Stock Connect Programs. UBS conducts extensive valuation analysis incorporating company/industry fundamentals, future operations, and cash generation. UBS will assess companies based on the industry structure and company’s competitiveness, company trends, profitability and sustainability of such trends and profitability, and the company’s governance, disclosure, environmental and social practices. UBS also looks at industry peers and historical and forward-looking financials in evaluating companies. UBS attempts to exclude companies exhibiting what they view as unsustainable business models, poor corporate governance practices, and negative industry dynamics.

While UBS seeks to construct a concentrated, high-conviction portfolio of its “best ideas,” UBS attempts to remain diversified across many sectors and, generally, no single position will be more than 10% of the Fund’s net assets at the time of investment. However, from time to time, based on market or economic conditions, a single position may exceed 10% of the Fund’s net assets at the time of investment. UBS uses a benchmark agnostic approach in selecting its investments (i.e., UBS does not take into account any benchmarks in selecting its investments for the Fund.

The Fund is a non-diversified fund, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company.

In addition to China A-Shares, which are described above, the Fund may invest up to 20% of it net assets in the following China-related securities:

●         China B Shares, which are shares of companies listed on the Shanghai or Shenzhen Stock Exchange but quoted and traded in foreign currencies (such as Hong Kong Dollars or U.S. Dollars), which were primarily created for trading by foreign investors.

●         China H Shares, which are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange (“H-Shares”), where they are traded in Hong Kong dollars and may be traded by foreign investors.

●         China N Shares, which are shares of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE or NASDAQ (“N-Shares”).

●         P-Chips, which are shares of private sector companies with a majority of their business operations in mainland China and controlling private Chinese shareholders, which are incorporated outside of mainland China and traded on the Hong Kong Stock Exchange in Hong Kong dollars.

●         Red Chips, which are shares of companies with a majority of their business operations in mainland China and controlled by the central, provincial or municipal governments of the PRC, whose shares are traded on the Hong Kong Stock Exchange in Hong Kong dollars.

●         S-Chips, which are shares of companies with business operations in mainland China and listed on the Singapore Exchange. S-Chip shares are issued by companies incorporated anywhere, but many are registered in Singapore, the British Virgin Islands, the Cayman Islands, or Bermuda.

●         Depositary receipts and depositary shares, including American Depositary Receipts or Global Depositary Receipts, of companies that are economically tied to China.

For purposes of the Fund’s 80% policy, at times, the Fund may include China-related securities toward the 80% minimum if the Sub-Adviser determines such China-related securities have economic characteristics similar to China A-Shares.

The Fund may invest in companies across all market capitalization ranges and companies at the time of their initial public offering (“IPO”).

The derivatives in which the Fund may invest include options (including options on securities, indices, futures, forwards, and swap agreements), futures, forward currency agreements, swap agreements (including interest rate, total return and currency), and equity participation notes and equity linked notes. All of the derivatives listed above may be used for risk management purposes; for investment (non-hedging) purposes; to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); to obtain exposure to certain markets; or to establish net short positions for individual currencies (except for equity participation notes). Futures on currencies and forward currency agreements may also be used to hedge against a specific currency or potential changes in currency exchange rates.

The Fund may invest in cash or cash equivalent instruments, including shares of affiliated investment companies or money market funds.

In anticipation of adverse or uncertain market, economic, political, or other temporary conditions, including during periods of high cash inflows or outflows, the Fund may temporarily depart from its objective and use a different investment strategy (including leaving a significant portion of its assets uninvested) for defensive purposes. Doing so could help the Fund avoid losses, but may mean lost opportunities. In addition, in doing so different factors could affect the Fund’s performance and the Fund may not achieve its objective. In addition, to the extent that the Fund is new or is undergoing a transition (such as a change in strategy, rebalancing, reorganization, liquidation or experiencing large inflows or outflows) or takes a temporary defensive positions, it may deviate from its principal investment strategies.

The Fund may engage in securities lending.

Additional Information About Principal Risks.

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of investments that are not described in this prospectus.

Principal Risks of Investing in the Fund.
The following section provides additional information regarding the principal risks summarized under “Principal Risks” in the Fund’s Summary section. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition to these risks, the Fund is also subject to a number of additional risks that may affect the value of the Fund’s shares, including:

Cash and Cash Equivalents Risk.
The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

China Risk – General.
The economy of China (“China” or the “PRC”) differs, sometimes unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. For example, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies.

During the last 30 years, the Chinese government has reformed its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Fund invests. The Chinese government may also change course and exercise greater central and local government control over Chinese firms.

In certain cases where China has begun a process of privatization of certain entities and industries, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competition environment or changing regulatory and legal standards, or in some cases, due to re-nationalization of such privatized entities. There is no assurance that such losses will not recur.

Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Chinese economy is particularly dependent upon trading with key partners, such as the United States, Japan, South Korea and countries in the European Union. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.

In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make Chinese securities illiquid.

In addition, trade relations between the U.S. and China have recently been strained.  Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China including by limiting the ability of Chinese issuers to list on the U.S. exchanges.  Worsening trade relations may also result in market volatility and volatility in the price of Fund shares.

Inflation Risk
. Economic growth in China has historically been accompanied by periods of inflation. Beginning in 2004, the Chinese government commenced the implementation of various measures to control inflation, which included the tightening of the money supply, the raising of interest rates and more stringent control over certain industries. If inflation were to increase, the performance of the Chinese economy and the Fund’s investments could be negatively impacted.

Nationalization and Expropriation Risk.
 Expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. There can be no assurance that the Chinese government will not nationalize or expropriate assets in its territory or over which it otherwise has control. An investment in the Fund involves a risk of a total loss.

Moreover, the Chinese government limits foreign investment in the securities of Chinese issuers entirely. These restrictions or limitations may have adverse effects on the liquidity and performance of the Fund holdings as compared to the performance of the Fund’s benchmark. This may increase the risk of tracking error and the Fund may not be able to achieve its investment objective.

Currency Risk.
 The government of China has historically maintained strict currency controls in order to achieve economic, trade and political objectives and regularly intervened in the currency market. In this regard, the Chinese government has placed strict regulation on the yuan and Hong Kong dollar and manages the yuan and Hong Kong dollar so that they have historically traded in a tight range relative to the U.S. dollar. The Chinese government has been under pressure to manage the currency in a less restrictive fashion so that it is less correlated to the U.S. dollar.

Since 2005, the exchange rate of the RMB is no longer strictly pegged to the U.S. dollar. The RMB has now moved to a managed floating exchange rate based on market supply and demand with reference to a basket of foreign currencies. The daily trading price of the RMB against other major currencies in the inter-bank foreign exchange market is allowed to float within a narrow band around the central parity published by the People’s Bank of China. As the exchange rates may be based on market forces, the exchange rates for RMB against other currencies, including the U.S. dollar, are susceptible to movements based on external factors. Of course, there can be no guarantee that this will continue, or that the yuan or the Hong Kong dollar will move in relation to the U.S. dollar as expected. There can be no assurance that the RMB will not be subject to devaluation. Any devaluation of the RMB is expected to adversely affect the value of the Fund’s investments.

Available Disclosure About Chinese Issuers Risk.
 Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers. Therefore, disclosure of certain material information may not be made, and less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of U.S. issuers. Chinese issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a Chinese issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. Generally Accepted Accounting Principles.

Such conditions may lead to potential errors in index data, index computation and/or index construction and may limit the ability to oversee the index provider’s due diligence process over index data, which may adversely impact the Fund’s performance and its ability to track the performance of the Fund’s benchmark.

There has been increased attention from the SEC and the Public Company Accounting Oversight Board (“PCAOB”) with regard to international auditing standards of U.S.-listed companies with significant operations in China as well as PCAOB-registered auditing firms in China. Currently, the SEC and PCAOB are only able to get limited information about these auditing firms and are restricted from inspecting the audit work and practices of registered accountants in China. These restrictions may result in the unavailability of material information about issuers in China or an issuer’s operations in China.

Chinese Corporate and Securities Law Risk.
 The Fund’s rights with respect to its investments in China, if any, generally will not be governed by U.S. law, but rather by Chinese law. China operates under a civil law system. It is based on statutes enacted by various state bodies with authority over economic matters such as foreign investment, company organization and governance, taxation and trade. These laws are relatively recent with published court opinions based on them being limited. Further, court precedent is not binding. Thus, there is uncertainty regarding the implementation of existing law. In addition, laws pertaining to bankruptcy proceedings are generally less developed and may be different than such laws in the United States and lead to unpredictable results.

Legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities and stockholders’ rights often differ from those that may apply in the United States and other countries. In particular, Chinese laws providing protection to investors, such as laws regarding the fiduciary duties of officers and directors, are undeveloped and will not provide investors, such as the Fund, with protection in all situations where protection would be provided by comparable law in the United States. It may therefore be difficult for the Fund to enforce its rights as an investor under Chinese corporate and securities laws, and it may be difficult or impossible for the Fund to obtain a judgment in court. Moreover, as Chinese corporate and securities laws continue to develop, these developments may adversely affect foreign investors, such as the Fund.

Chinese Securities Markets Risk
. China’s securities markets, including the debt markets, have a limited operating history and are not as developed as those in the United States. These markets, historically, have had greater volatility than markets in the United States and some other countries, and experienced inefficiency and pricing anomalies. There is relatively less regulation and monitoring of Chinese securities markets and of the activities of investors, brokers and other participants than in the United States, including with respect to insider trading, tender offers, stockholder proxies and disclosure of information. Stock markets in China are in the process of change and further development. This may lead to additional volatility, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulations.

Political and Economic Risk.
 The Chinese government continues to be an active participant in many economic sectors through ownership positions and regulation. The majority of productive assets in China are still owned by the PRC government at various levels. The allocation of resources in China is subject to a high level of government control. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. The policies set by the government could have a substantial effect on the Chinese economy and the Fund’s investments.

For more than 30 years, the PRC government has carried out economic reforms to achieve decentralization and utilization of market forces to develop the economy of the PRC. These reforms have resulted in significant economic growth and social progress, but growth has been uneven both geographically and among various sectors of the economy. Economic growth has also been accompanied by periods of inflation. The PRC government has implemented various measures from time to time to control inflation and restrain the rate of economic growth.

Although reforms over the last 30 years have generally been regarded as successful, there can be no assurance that the PRC government will continue to pursue such economic policies or, if it does, that those policies will continue to be successful or will not otherwise have a negative effect on the Fund. Any such adjustment and modification of those economic policies may have an adverse impact on the securities market of Chinese issuers. Further, the PRC government may from time to time adopt corrective measures to control the growth of the PRC economy which may also have an adverse impact on the capital growth and performance of the Fund.

Political changes, social instability and adverse diplomatic developments in the PRC could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by Chinese issuers. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation.

China Risk – Onshore Investing Risks.
Because the Fund may invest in the local China markets directly (also referred to herein as domestic Chinese markets or securities or onshore Chinese markets or securities), it will be subject to the following special risks:

Capital Controls Risk.
 RMB can be categorized into “CNY” (onshore RMB) traded in the PRC and “CNH” (offshore RMB) traded outside the PRC. CNY and CNH are traded at different exchange rates and their exchange rates may not move in the same direction. Although there has been a growing amount of RMB held offshore, CNH cannot be freely remitted into the PRC and is subject to certain restrictions, and vice versa. The Fund may be adversely affected by the exchange rates between CNY and CNH.

CNY is currently not a freely convertible currency as it is subject to foreign exchange control, fiscal policies and repatriation restrictions imposed by the Chinese government. The PRC government imposes restrictions on the remittance of RMB out of and into China. In the event a remittance by the Fund is disrupted, the Fund could be adversely affected and, among other matters, may not be able to invest those funds, which may increase the tracking error of the Fund. In addition, any delay in repatriation of RMB out of China may result in delay in payment of redemption proceeds to redeeming investors. The Chinese government’s policies on exchange control and repatriation restrictions are subject to change, and such control of currency conversions and movements in the RMB exchange rates may adversely affect the operations and financial results of PRC companies and the Fund. If such control policies change in the future, the Fund may be adversely affected.

Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by Chinese government authorities and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets into, out of or into the country. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

The Chinese government also heavily regulates the domestic exchange of foreign currencies within China. Chinese law requires that all domestic transactions must be settled in RMB, places significant restrictions on the remittance of foreign currency and strictly regulates currency exchange from RMB. Under State Administration of Foreign Exchange (“SAFE”) regulations, Chinese corporations may only purchase foreign currencies through government approved banks. In general, Chinese companies must receive approval from or register with the Chinese government before investing in certain capital account items, including direct investments and loans, and must thereafter maintain separate foreign exchange accounts for the capital items. Foreign investors may only exchange foreign currencies at specially authorized banks after complying with documentation requirements. These restrictions may adversely affect the Fund and its investments. The PRC government may impose additional or other currency capital controls that could significant harm the Fund.

Custody Risk.
 The Fund is required by Chinese regulation to have a local custodian in China (“PRC Custodian”) for its investments in domestic, onshore Chinese securities, including A-Shares and mainland Chinese debt (also referred to herein as RMB Bonds). The PRC Custodian maintains the Fund’s investments in China to ensure their compliance with the rules and regulations of the China Securities Regulatory Commission (“CSRC”) and the People’s Bank of China. Such investments, when purchased by Krane or the Fund’s sub-adviser in its capacity as the Fund’s RQFII or QFII, as applicable, will normally be received in a securities account maintained by the PRC Custodian in the joint names of the Fund and Krane or the sub-adviser, as applicable. The account may not be used for any other purpose than for maintaining the Fund’s assets. However, given that the securities trading account will be maintained in the joint names of Krane or the sub-adviser, as applicable, and the Fund, the Fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. In particular, there is a risk that creditors of Krane or the sub-adviser, as applicable, may assert that the securities are owned by Krane or the sub-adviser, as applicable, and not the Fund, and that a court would uphold such an assertion, in which case such creditors could seize assets. Because the Fund’s PRC securities quota may be in the name of both Krane or the sub-adviser, as applicable, and the Fund, there is also a risk that regulatory actions taken against Krane or the sub-adviser, as applicable, by PRC government authorities may affect the Fund. This is particularly acute in the case of cash deposited with the PRC Custodian because it may not be segregated, and it may be treated as a debt owing from the PRC Custodian to the Fund as a depositor. Thus, in the event of a PRC Custodian bankruptcy, liquidation, or similar event, the Fund may face difficulties and/or encounter delays in recovering its cash.

RQFII and QFII Risk
. A RQFII or QFII license and quota may be acquired to invest directly in domestic, onshore Chinese securities. To qualify for a QFII license, an applicant must meet strict requirements on asset management experience, assets under management, and firm capital. The Fund’s investments may be limited to the quota obtained by Krane or a Fund’s sub-adviser, as applicable, in its capacity as a RQFII or QFII on behalf of the Fund. A reduction in or elimination of the quota may have a material adverse effect on the ability of the Fund to achieve its investment objective. On September 10, 2019, the PRC government announced that it would scrap QFII and RQFII quotas, meaning that entities registered with the appropriate Chinese regulator will no longer be subject to quotas when investing in PRC securities (but will remain subject to foreign shareholder limits). It is currently unclear when this change will take effect.

The RQFII rules continue to evolve. The RQFII program is substantially similar to the QFII program, but provides for greater flexibility in repatriating assets, as discussed below. Chinese regulators may revise or discontinue the RQFII program at any time. There is no guarantee that the CSRC will ultimately grant or enlarge the quota allowed to a RQFII or QFII licensee, and the application process may take a significant amount of time. Should the amount of securities that the Fund is eligible to invest in be or become inadequate to meet its investment needs, the Fund may need to rely exclusively on investments through other channels, such as Stock Connect Programs or Bond Connect Program (for equities) and the CIBM Program (for fixed income securities), which may be insufficient to meet its needs.

Repatriations by RQFIIs are currently permitted daily and are not subject to repatriation restrictions or prior regulatory approval. However, there is no assurance that PRC rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Further, such changes to the PRC rules and regulations may be applied retroactively. If a QFII license is obtained and used, all repatriations of gains and income would require the approval of SAFE. These limitations may also prevent the Fund from making certain distributions to shareholders. Further, no single underlying foreign investor investing through a QFII may hold more than 10% of the total outstanding shares in one listed company and all foreign investors investing through QFIIs may not hold, in aggregate, more than 30% of the total outstanding shares in one listed company. Such limits may not apply where foreign investors make strategic investment in listed companies in accordance with the Measures for the Administration of Strategic Investments in Listed Companies by Foreign Investors.

If the Fund invests directly in domestic Chinese securities with a QFII license, Krane and/or the Fund’s sub-adviser, as applicable, will be required to transfer the entire investment principal for the quota into a local sub-custodian account within such time period as specified by SAFE (up to six months). Following this, investment capital will be subject to an initial lock-up period (currently three months if the Fund is deemed to be an “open end fund” under Chinese regulations), during which the assets may not be repatriated to the United States, even if they are never invested. Following that time, investment principal and earnings may generally only be repatriated with the approval of SAFE, although up to $50 million may be repatriated each week without SAFE approval if the Fund is deemed to be an “open end fund” under Chinese regulations.

China Risk - China Equity Investing Risks.

A-Shares Risk.
 The ability of the Fund to invest in China A-Shares is dependent, in part, on the availability of A-Shares either through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”) which currently include the Shanghai-Hong Kong Stock Connect, Shenzhen-Hong Kong Stock Connect, Shanghai-London Stock Connect, and China-Japan Stock Connect, and/or through a QFII or RQFII license and quota allocation from the Chinese regulator. Thus, the Fund’s investment in A-Shares will be limited by the A-Shares quota obtained by the RQFII or QFII licensee and allocated to the Fund and by the amount of A-Shares available through the Stock Connect Programs. On September 10, 2019, the PRC government announced that it would scrap QFII and RQFII quotas, meaning that entities registered with the appropriate Chinese regulator will no longer be subject to quotas when investing in PRC securities (but will remain subject to foreign shareholder limits). It is currently unclear when this change will take effect. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government.

Currently, there are two stock exchanges in mainland China, the Shanghai and Shenzhen Stock Exchanges. The Shanghai and Shenzhen Stock Exchanges are supervised by the CSRC and are highly automated with trading and settlement executed electronically. The Shanghai and Shenzhen Stock Exchanges are substantially smaller, less liquid and more volatile than the securities markets in the United States.

The Shanghai Stock Exchange commenced trading on December 19, 1990, and the Shenzhen Stock Exchange commenced trading on July 3, 1991. The Shanghai and Shenzhen Stock Exchanges divide listed shares into two classes: A-Shares and B shares. Companies whose shares are traded on the Shanghai and Shenzhen Stock Exchanges that are incorporated in mainland China may issue both A-Shares and B-Shares. In China, the A-Shares and B-Shares of an issuer may only trade on one exchange. A-Shares and B-Shares may both be listed on either the Shanghai or Shenzhen Stock Exchanges. Both classes represent an ownership interest comparable to a share of common stock. A-Shares are traded on the Shanghai and Shenzhen Stock Exchanges in RMB. A-Shares may be subject to more frequent and/or extended trading halts than other exchange-traded securities and may become illiquid. The A-Shares market may behave very differently from other Chinese equity markets, and there may be little to no correlation between them.

Restrictions continue to exist on investments in A-Shares and capital therefore cannot flow freely into the A-Share market, making it possible that, in the event of a market disruption, the liquidity of the A-Share market and trading prices of A-Shares could be more severely affected than the liquidity and trading prices of markets where securities are freely tradable and capital therefore flows more freely. The Fund cannot predict the nature or duration of such a market disruption or the impact that it may have on the A-Share market and the short-term and long-term prospects of its investments in the A-Share market.

The Chinese government has in the past taken actions that benefitted holders of A-Shares. As A-Shares become more available to foreign investors, such as the Fund, the Chinese government may be less likely to take action that would benefit holders of A-Shares. In addition, there is no guarantee that a QFII or RQFII licensee will continue to maintain its existing A-Share quota or be able to obtain additional A-Share quota if the A-Share quota is reduced or eliminated by SAFE or if a QFII or RQFII license is revoked by CSRC at some point in the future. The Fund cannot predict what would occur if the A-Share quota were reduced or eliminated or if a QFII or RQFII license were to be revoked, although such an occurrence could likely have a material adverse effect on the Fund. On September 10, 2019, the PRC government announced that it would scrap QFII and RQFII quotas, meaning that entities registered with the appropriate Chinese regulator will no longer be subject to quotas when investing in PRC securities (but will remain subject to foreign shareholder limits). It is currently unclear when this change will take effect.

Repatriations by RQFIIs for investors such as registered funds are permitted daily and are not subject to lockup periods. There is no assurance, however, that PRC rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Any restrictions on repatriation of the Fund’s assets may adversely affect the Fund’s ability to meet redemption requests and/or may cause the Fund to borrow money in order to meet its obligations. These limitations may also prevent a Fund from making certain distributions to shareholders.

The Fund could seek exposure to the component securities in other ways, such as by investing in depositary receipts of the component securities and Hong Kong listed versions of the component securities. Consistent with its exemptive relief, the Fund may, to a limited extent, where applicable, also invest in B-Shares issued by the same companies that issue A-Shares. The A-Shares market may behave very differently from the B-Shares market, and there may be little to no correlation between the performances of the two. The Fund may also use derivatives or invest in ETFs that can obtain comparable exposures. During the period that creations are limited or suspended, the Fund could trade at a significant premium or discount to the NAV and could experience substantial redemptions. Alternatively, the Fund could change its investment objective by, for example, seeking to track an alternative index that does not include A-Shares as component securities, or decide to liquidate the Fund. In circumstances beyond the control of the Fund, the Fund may incur significant losses due to limited investment capabilities, including based on investment objectives or strategies, due to investment restrictions on RQFIIs and QFIIs licenses, illiquidity of the securities markets, or delay or disruption in execution or settlement of trades. Should the A-Share quota allocated for the Fund’s use be or become inadequate to meet the investment needs of the Fund and the Fund cannot invest in them through the Stock Connect Programs, the Fund is expected to be adversely affected.

The Chinese government limits foreign investment in the securities of Chinese issuers entirely. China may also impose higher local tax rates on transactions involving certain companies. These restrictions or limitations may have adverse effects on the liquidity and performance of the Fund holdings as compared to the performance of the Fund’s benchmark. This may increase the risk of tracking error and the Fund may not be able to achieve its investment objective.

Per a circular (Caishui [2014] 79), the Fund is temporarily exempt from the Chinese tax on capital gains (“CGT”) on trading in A-Shares as a QFII or RQFII on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect as of November 17, 2014, and the Shenzhen Stock Exchange through the Shenzhen-Hong Kong Stock Connect as of December 5, 2016. There is no indication as to how long the temporary exemption will remain in effect. Accordingly, the Fund may be subject to such taxes in the future. In addition, there is uncertainty as to the application and implementation of China’s value added tax to the Fund’s activities. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant tax authorities. On November 7, 2018, the Chinese government announced a three-year exemption from the corporate income tax withholding tax and value added tax for China-sourced bond interest derived by overseas institutional investors, but its application, such as with respect to the type of debt issuers covered by the exemption, and whether such taxes will be implemented again after November 6, 2021, remains unclear in certain respects.

Investors should note that such provision may be excessive or inadequate to meet actual CGT tax liabilities (which could include interest and penalties) on the Fund’s investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant tax authorities.

It is also unclear how China’s value added tax may apply to the activities of a participant in the Stock Connect Programs or QFII or RQFII licensee and how such application may be affected by tax treaty provisions. If such a tax is collected, the expense will be passed on and borne by the Fund. The imposition of such taxes, as well as future changes in applicable PRC tax law, may adversely affect the Fund.

The Fund reserves the right to establish a reserve for any taxes as to which it is uncertain whether they will assessed, although it has not currently done so. If the Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated the Fund’s payment of it. The Fund is responsible for any taxes on its operations or investments, including if they are applied retroactively.

In addition, urban maintenance and construction tax (currently at the rate ranging from 1% to 7%), educational surcharges (currently at the rate of 3%) and local educational surcharges (currently at the rate of 2%) are imposed based on the business tax liabilities.

Disclosure of Interests and Short Swing Profit Rule.
 The Fund may be subject to regulations promulgated by the CSRC, which currently require the Fund to make certain public disclosures when the Fund and parties acting in concert with the Fund acquire 5% or more of the issued securities of a listed company (which include A-Shares of the listed company). The relevant PRC regulations presumptively treat all affiliated investors and investors under common control as parties acting in concert. As such, the Fund may be deemed as a “concert party” of other funds managed by Krane, a sub-adviser, if applicable, or their affiliates and therefore may be subject to the risk that the Fund’s holdings may be required to be reported in the aggregate with the holdings of such other funds should the aggregate holdings trigger the reporting threshold under the PRC law. If the 5% shareholding threshold is triggered, the Fund would be required to file its report within three days. During the time limit for filing the report, a trading freeze applies and the Fund would not be permitted to make subsequent trades in the invested company’s securities. Any such trading freeze may impair the ability of the Fund to achieve its investment objective and undermine the Fund’s performance.

Further, subject to the interpretation of PRC courts and PRC regulators, the operation of the PRC short swing profit rule may prevent the Fund from reducing its holdings in a PRC company within six months of the last purchase of shares of the company if the Fund’s holding in that company exceeds the threshold prescribed by the relevant exchange on which the PRC company’s shares are listed. The Fund could be subject to these restrictions even though an entity deemed to be an affiliate (and not the Fund) may have triggered the restrictions. Nonetheless, if the Fund violates the rule, it may be required by the listed company to return any profits realized from such trading to the company. In addition, the Fund could not repurchase securities of the listed company within six months of such sale. Finally, under PRC civil procedures, the Fund’s assets may be frozen to the extent of the claims made by the company in question.

PRC Broker Risk
. Currently, only a limited number of brokers are available to trade A-Shares with the Fund. As a result, Krane or a sub-adviser will have limited flexibility to choose among brokers on behalf of the Fund than is typically the case for investment advisers. If Krane or a sub-adviser is unable to use a particular broker in the PRC, the operation of the Fund may be adversely affected. Further, the operation of the Fund may be adversely affected in case of any acts or omissions of the PRC broker, which may result in higher tracking error or the Fund being traded at a significant premium or discount to its NAV. If a single PRC broker is appointed, the Fund may not necessarily pay the lowest commission available in the market. There is also a risk that the Fund may suffer losses from the default, bankruptcy or disqualification of the PRC broker. Krane or a sub-adviser, however, in its selection of PRC brokers will consider such factors as the competitiveness of PRC brokers’ commission rates, size of the relevant orders, and execution standards.

Stock Connect Program Risk.
The Stock Connect Programs are subject to daily and aggregate quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the Stock Connect Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the participating exchanges located outside of mainland China are not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its position. Only certain A-Shares are eligible to be accessed through the Stock Connect Programs. Such securities may lose their eligibility at any time, in which case they may no longer be able to be purchased or sold through the Stock Connect Programs. Because the Stock Connect Programs are still evolving, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. In addition, there is no assurance that the necessary systems required to operate the Stock Connect Programs will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems do not function properly, trading through the Stock Connect Programs could be disrupted. The Stock Connect Programs are subject to regulations promulgated by regulatory authorities for both exchanges and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Stock Connect Programs, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that the participating exchanges will continue to support the Stock Connect Programs in the future. Each of the foregoing could restrict the Fund from selling its investments, adversely affect the value of its holdings and negatively affect the Fund’s ability to meet shareholder redemptions.

Investments in China A-Shares may not be covered by the securities investor protection programs of the exchanges and, without the protection of such programs, will be subject to risk of default by the broker. Because of the way in which A-Shares are held in the Stock Connect Programs, the Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the Shanghai or Shenzhen Stock Exchange becomes insolvent. Given that all trades through the Stock Connect Programs must be settled in RMB, investors must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.

Concentration Risk.
The Fund’s assets may be concentrated in a limited number of issuers, an industry or group of industries, or sectors. The securities of companies in an industry or group of industries or sector could react similarly to market developments. Thus, the Fund is subject to loss due to adverse occurrences that affect one industry or group of industries or sector. The Fund’s concentration risk is expected to vary over time.

Depositary Receipts Risk.
The Fund may hold the securities of foreign companies in the form of depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts. Investing in depositary receipts entails additional risks associated with foreign investments. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading, which will affect the value of the depositary receipts. Like direct investments in foreign securities, investments in depositary receipts involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investment in ADRs may be less liquid than the underlying shares in their primary trading market. “Sponsored” depositary receipts are established jointly by a depositary and the underlying issuer, whereas “unsponsored” depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Depositary receipts may also be unregistered and unlisted, and may be purchased in the public markets or restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). If a particular investment in such ADRs becomes illiquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell these types of ADRs and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell or may be unable to sell it at all.

Derivatives Risk.
 Derivatives are financial instruments, (including swaps, futures, forwards, structured notes and options, and participation or equity-linked notes) whose values are based on the value of one or more reference assets, such as a security, asset, currency, interest rate or index. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For example, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the reference asset(s). Derivative transactions can create investment leverage, which implicates risks greater than those associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile.

Many derivative transactions are entered into “over-the-counter” (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for the Fund’s derivative positions at any time. If a derivative transaction is centrally cleared, it will be subject to the rules of the clearing exchange and subject to risks associated with the exchange.

Derivatives can be illiquid and imperfectly correlate with the reference asset(s), resulting in unexpected returns that could materially adversely affect the Fund. Some derivatives can have the potential for unlimited loss. Many derivatives are subject to segregation requirements, pursuant to which the Fund must segregate the market or notional value of the derivatives and which could impede the portfolio management of the Fund. It is possible that developments in the derivatives market, including ongoing or potential government regulation, could adversely affect the Fund’s ability to enter into new derivatives agreements, terminate existing derivative agreements or to realize amounts to be received under such instruments.

Currency Risk.
 The Fund’s NAV is determined on the basis of the U.S. dollar and, therefore, the Fund may lose value if the local currency of a foreign market to which the Fund is exposed depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. The Fund’s assets will be invested in the securities of foreign issuers and the income received by the Fund may be in foreign currencies. The Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Any gain or loss attributable to fluctuations in exchange rates between the time the Fund accrues income or gain and the time the Fund converts such income or gain from a foreign currency to the dollar is generally treated as ordinary income or loss. Therefore, if the value of a foreign currency increases relative to the U.S. dollar between the accrual of income and the time at which the Fund converts the foreign currency to U.S. dollars, the Fund will recognize ordinary income upon conversion. In such circumstances, if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may be required to liquidate certain positions in order to make distributions. The liquidation of investments, if required, may also have an adverse impact on the Fund’s performance. Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer.

The Fund will conduct its foreign currency exchange transactions either on a spot (
i.e.
, cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward, futures or options contracts to purchase or sell foreign currencies. The use of currency transactions could result in the Fund’s incurring losses as a result of the imposition of exchange controls, exchange rate regulation, suspension of settlements or the inability to deliver or receive a specified currency. Delays in converting or transferring U.S. dollars to foreign currencies for the purpose of purchasing foreign securities could leave the Fund with uninvested cash, may hinder the Fund’s performance, including because any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag. Delays in converting or transferring foreign currencies to U.S. dollars could also inhibit the Fund’s ability to meet shareholder redemptions or make distributions.

Emerging Markets Risk.
Investments in developing or emerging markets issuers involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, in comparison with developed markets, developing and emerging markets may be subject to greater market volatility; greater risk of asset seizures and capital controls; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; greater risk of market shutdown; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. or developed markets. Shareholder claims and legal remedies that are common in the United States may be difficult or impossible to pursue in many emerging market countries. In addition, due to jurisdictional limitations, matters of comity and various other factors, U.S. authorities may be limited in their ability to bring enforcement actions against non-U.S. companies and non-U.S. persons in certain emerging market countries. Most emerging market companies are not subject to the uniform accounting, auditing and financial reporting requirements applicable to issuers in the United States, which may impact the availability and quality of information about emerging market issuers. Additionally, in times of market stress, regulatory authorities of different emerging market countries may apply varying techniques and degrees of intervention. Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted.Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

Equity Securities Risk.
Equity securities are subject to volatile changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities are subject to volatile changes in market value and their values may be more volatile than investments in other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

Foreign Securities Risk.
 Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political and economic instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers, especially issuers in emerging markets, may be subject to less stringent regulation, and to different accounting, auditing, recordkeeping, financial reporting, and investor protection requirements. Investments in foreign securities typically are less liquid than investments in U.S. securities. The value of foreign securities may change materially when the U.S. markets are not open for trading.

Income from securities of non-U.S. issuers, including gains on the sale of such securities, may be subject to foreign taxes, which would be the responsibility of the Fund. Even if the Fund qualifies to pass these taxes through to shareholders, the ability to claim a credit for such taxes may be limited, particularly in the case of taxes on capital gains.

Foreign markets may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. This could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing the Fund’s assets to be uninvested for some period of time, or cause the Fund to face delays or difficulties in meeting shareholder redemptions.

From time to time, certain of the issuers of securities purchased by the Fund may operate in, or have dealings with, countries that may become subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. A company may suffer damage to its reputation and value if it is identified as such a company. Any Fund investment in such companies will be indirectly subject to those risks.

Geographic Focus Risk.
The Fund’s investments are expected to be focused in a particular country, countries, or region and therefore the Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified funds.

IPOs Risk.
The purchase of shares issued in IPOs may expose the Fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.

Investments in Investment Companies Risk.
The Fund may purchase shares of investment companies, such as ETFs, unit investment trusts, closed-end investment companies and foreign investment companies, including those that are advised, sponsored or otherwise serviced by Krane, the Sub-Adviser, or their respective affiliates, to gain exposure to particular component securities or when such investments present a more cost efficient alternative to investing directly in securities. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying fund’s expenses. An investor in the Fund may receive taxable gains as a result of an underlying fund’s portfolio transactions in addition to the taxable gains attributable to the Fund’s transactions in shares of the underlying fund. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the NAV of its underlying investments. Also, the lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, including foreign investment companies, it will not enjoy the protections of the 1940 Act and possibly other U.S. laws. In addition, to the extent the Fund invests in other investment companies, including ETFs, sponsored, advised or otherwise serviced by Krane, the Sub-Adviser, or their respective affiliates, they may be subject to conflicts of interest in allocating Fund assets, particularly if they are paid an advisory fee both by the Fund and the fund in which the Fund invests.

Large Capitalization Company Risk.
Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid-capitalization companies.

Non-Diversification Risk.
The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund’s share price may be more volatile, and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Liquidity Risk.
The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may reduce the potential returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. This is especially true given the limited number of market participants in certain markets in which the Fund may invest. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert such holdings to cash and may make it additionally difficult for the Fund to meet redemptions in a timely fashion.

Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, and may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions. If a number of securities held by the Fund stop trading or become illiquid, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, a Fund can expect to be exposed to greater liquidity risk.

Management Risk.
The market value of the Fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions. Additionally, the Sub-Adviser has not previously managed a registered investment company, which could create additional risks for investments in the Fund.

Market Risk.
The values of the Fund’s holdings could decline generally or could underperform other investments. Market fluctuations could be caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. Recent developments in relations between the United States and its trading partners have heightened concerns of increased tariffs and restrictions on trade between the U.S. and other countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the world’s export industry and a commensurately negative impact on financial markets. Different types of securities tend to go through cycles of outperformance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Therefore, the Fund is susceptible to the risk that certain holdings may be difficult or impossible to sell at a favorable time or price.

Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. The Federal Reserve and other domestic and foreign government agencies may attempt to stabilize the global economy. These actions may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent that the Fund experiences high redemptions because of these actions, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and will lower the Fund’s performance.

Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters or pandemics/epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy. Epidemics and/or pandemics have and may further result in, among other things, closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of such epidemics and/or pandemics that may arise in the future, have the potential to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity, in ways that cannot necessarily be foreseen at the present time. The impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other preexisting political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time and may have material adverse impacts on a Fund.

New Fund Risk.
The Fund was recently formed and has no operating history. There can be no assurance that the Fund will be successful in implementing its investment strategy or attract sufficient assets to realize economies of scale.

Securities Lending Risk.
The Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities. There is a risk that the assets of the Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to that Fund. Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in a money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. Krane and its sub-adviser, if applicable, are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by the Fund from a securities lending program.

Small- and Mid-Capitalization Company Risk.
Investing in the securities of small or medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies. Since small or medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may be less liquid and more volatile. They may also be sensitive to (expected) changes in interest rates and earnings. In general, smaller capitalization companies may be more vulnerable than larger companies to adverse business or economic developments.

Tax Risk.
 In order to qualify for the favorable tax treatment generally available to regulated investment companies, a Fund must satisfy certain income, distribution and asset diversification requirements. With respect to the latter, a Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect its performance. Because there is limited transparency into state ownership of Chinese issuers, there is a risk of such issuers being deemed to be a single issuer, which could result in the Fund falling out of compliance with the asset diversification requirements.

In order to qualify for the favorable tax treatment generally available to regulated investment companies and avoid Fund-level taxes, a Fund must also satisfy certain distribution requirements. Capital controls and currency controls may affect a Fund’s ability to meet the applicable distribution requirements. If a Fund fails to satisfy the distribution requirement necessary to qualify for treatment as a regulated investment company for any taxable year, the Fund would be treated as a corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level. If a Fund fails to satisfy a separate distribution requirement, it will be subject to a Fund-level excise tax. These Fund-level taxes will apply in addition to taxes payable at the shareholder level on distributions.

To the extent a Fund does not distribute to shareholders all of its investment company taxable income and net capital gain in a given year, it will be required to pay U.S. federal income tax on the retained income and gains, thereby reducing the Fund’s return. A Fund may elect to treat its net capital gain as having been distributed to shareholders. In that case, shareholders of record on the last day of the Fund’s taxable year will be required to include their attributable share of the retained gain in income for the year as a long-term capital gain despite not actually receiving the dividend, and will be entitled to a tax credit or refund for the tax deemed paid on their behalf by the Fund as well as an increase in the basis of their shares to reflect the difference between their attributable share of the gain and the related credit or refund.

Investments in swaps and other derivatives may be subject to special U.S. federal income tax rules that could adversely affect the character, timing and amount of income earned by a Fund (e.g., by causing amounts that would be capital gain to be taxed as ordinary income or to be taken into income earlier than would otherwise be necessary). Also, a Fund may be required to periodically adjust its positions in its swaps and derivatives to comply with certain regulatory requirements which may further cause these investments to be less efficient than a direct investment in the securities themselves. For example, swaps in which the Fund may invest may need to be reset on a regular basis in order to maintain compliance with the 1940 Act, which may increase the likelihood that the Fund will generate short-term capital gains. In addition, because the application of these special rules may be uncertain, it is possible that the manner in which they are applied by a Fund may be determined to be incorrect. In that event, the Fund may be found to have failed to maintain its qualification as a RIC or to be subject to additional U.S. tax liability. Moreover, a Fund may make investments, both directly and through swaps or other derivative positions, in companies classified as passive foreign investment companies for U.S. federal income tax purposes (“PFICs”). Investments in PFICs are subject to special tax rules which may result in adverse tax consequences to the Fund and its shareholders.

Valuation Risk.
Financial information about the Fund’s portfolio holdings may not always be reliable, which may make it difficult to obtain a current price for the investments held by the Fund. Independent market quotations for such investments may not be readily available, such as on days during which a security does not trade or a foreign holiday, and securities may be fair valued or valued by a pricing service at an evaluated price. These valuations are subjective and different funds may assign different fair values to the same investment. Such valuations also may be different from what would be produced if the security had been valued using market quotations. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. Additionally, Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next. Because securities in which the Fund invests may trade on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Portfolio Holdings Information

Information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information.

The complete portfolio holdings for the Fund are available at www.kraneshares.com/mutual-funds/krane-ubs-china-a-share-fund. The complete portfolio holdings for the Fund are generally posted 20 business days after each month-end. The Fund’s complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-PORT and Form N-CSR filed with the SEC.

No earlier than five business days after month-end, the Fund may publicly disclose via various shareholder and public communications, such as portfolio manager commentaries, fact sheets or other marketing materials, which will be publicly available at www.kraneshares.com/mutual-funds/krane-ubs-china-a-share-fund, certain portfolio characteristics and partial information concerning portfolio holdings for the month as of month-end, including but not limited to: up to the top 10 holdings of the Fund; up to the top 10 holdings that contributed to and/or detracted from performance or were the best and/or worst performers; sector breakdowns or changes to portfolio composition (e.g., buys and sells). This information will remain available at this website until information for the subsequent month has been posted.

Management

Investment Adviser

The Adviser is a registered investment adviser located at 280 Park Avenue, 32nd Floor, New York, NY 10017 and serves as investment adviser of the Fund. The Adviser has served as the investment adviser of the Fund since the Fund’s inception.

The Adviser is responsible for reviewing, supervising and administering the Fund’s investment program. The Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs and provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Board of Trustees of KraneShares Trust (the “Trust”) supervises the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities.

Pursuant to an investment advisory agreement between the Trust and the Adviser, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 1.25% based on a percentage of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding taxes, leverage interest, brokerage costs, dividends and interest on securities sold short, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation and indemnification expenses (“Excluded Expenses”)) from exceeding 1.49% and 1.74% of the Fund’s average daily net assets of the Institutional Class Shares and Investor Class Shares, respectively, until August 1, 2022. This Agreement may be terminated at any time and for any reason at the sole discretion of the Fund’s Board of Trustees. The Adviser is entitled to reimbursement by the Fund of fees waived and/or expenses reimbursed during any of the preceding three fiscal years, so long as such reimbursement would not cause the Fund to exceed its expense limitation at either the time of recoupment or the time of the waiver and/or reimbursement.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement will be available in the Fund’s first report to Shareholders.

Investment Sub-Adviser

The Adviser has retained UBS Asset Management (Americas) Inc. (“UBS” or “Sub-Adviser”) to serve as sub-adviser to the Fund to manage the Fund’s investment portfolio pursuant to a Sub-Advisory Agreement. The Sub-Adviser is organized as a Delaware corporation with its principal business offices located at One North Wacker Drive, Chicago, IL 60606 and at 1285 Avenue of the Americas, New York, NY 10019. The Sub-Adviser is registered as an investment adviser with the SEC. As of December 31, 2020, the Sub-Adviser had approximately $259.6 billion in assets under management. The Sub-Adviser is an indirect asset management subsidiary of UBS Group AG and a member of the UBS Asset Management division, which had approximately $1,092 billion in assets under management as of December 31, 2020. UBS Group AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services group of industries.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with UBS will be available in the Fund’s first report to Shareholders.

From time to time, a manager, analyst, or other employee of UBS or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of UBS or any other person within the UBS organization. Any such views are subject to change at any time based upon market or other conditions and UBS disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of investments on behalf of the Fund

Manager of Managers Structure.
The Adviser is a wholly-owned subsidiary of Krane Funds Advisors, LLC, which has received “manager of managers” exemptive relief from the SEC that permits the Adviser, subject to the approval of the Board of Trustees, to appoint an unaffiliated sub-adviser or co-adviser or to change the terms of an advisory agreement with an unaffiliated sub-adviser or co-adviser for the Fund without first obtaining shareholder approval. The exemptive order permits the Fund to add or to change unaffiliated sub-advisers or co-advisers or to change the fees paid to such parties from time to time without the expense and delays associated with obtaining shareholder approval of the change. However, any increase in the aggregate advisory fee paid by the Fund remains subject to shareholder approval. In addition, the Adviser continues to have ultimate responsibility subject to oversight by the Board of Trustees to oversee the sub-advisers or co-advisers and recommend their hiring, termination, and replacement. The order also permits the Fund to disclose sub-advisers’ or co-advisers’ fees only in the aggregate in its registration statement. The Fund will notify shareholders of any change in the identity of a sub-adviser or co-adviser or the addition of a co-adviser to the Fund.

Portfolio Manager

UBS’s investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Bin Shi has served as the portfolio manager of the Fund since the Fund’s inception and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Shi is a member of UBS Asset Management’s Global Emerging Market and Asia Pacific Equities teams, located in Hong Kong. He is the Country Analyst and Portfolio Manager for China with a focus on Chinese stocks listed on both the overseas and domestic Chinese stock exchanges. Mr. Shi has been with UBS Asset Management since 2006. Prior to joining UBS Asset Management, Mr. Shi spent three years as Head of International Business, portfolio manager and analyst with Boshi Fund Management Co., one of the largest domestic mutual fund companies in China. Prior to that, he worked in the United States for eight years as a portfolio manager and analyst for several U.S. mutual fund firms.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund is available in the SAI.

Other Service Providers

The Administrator.
SEI Investments Global Funds Services (the “Administrator”), located at One Freedom Valley Drive, Oaks, Pennsylvania, 19456, serves as the Fund’s administrator and accounting services agent. More information about the services provided by the Administrator is located in the Fund’s SAI.

The Distributor.
SEI Investments Distribution Co. (the “Distributor”), located at One Freedom Valley Drive, Oaks, Pennsylvania, 19456, is a registered broker-dealer and serves as the distributor of the Fund’s shares. More information about the services provided by the Distributor is located in the Fund’s SAI.

The Custodian.
Brown Brothers Harriman & Co. (“BBH&Co.”), located at 50 Post Office Square, Boston, Massachusetts 02110, serves as the Fund’s custodian. More information about the services provided by BBH&Co. is located in the Fund’s SAI.

The Transfer Agent.
DST Systems, Inc. (“DST”), located at 333 W. 11th Street, Kansas City, Missouri 64105, serves as the Fund’s transfer agent. More information about the services provided by DST is located in the Fund’s SAI.

Cyber-Security Risk

The Fund, and its service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or its advisors, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. While the Fund’s service providers have established business continuity plans, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. Similar types of cyber security risks are also present for issues or securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

Shareholder Information

Calculating Net Asset Value

The price per share (the offering price) of the Fund will be the Net Asset Value per share (“NAV”) next determined after your purchase order is received by the Fund. You also may redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request.

The Fund calculates its NAV by:

●	Taking the current market value of its total assets

●	Subtracting any liabilities and withholdings (if any)

●	Dividing that amount by the total number of shares owned by the shareholders

The Fund normally calculates NAV as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (a ‘‘Business Day’’) (normally, 4:00 p.m., Eastern time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In calculating the values of the Fund’s portfolio securities, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange-traded options are valued at the last reported sales price on the exchange on which they are listed. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an Independent Pricing Agent. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time. Prices for most securities held by a Fund are provided daily by independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued at the last reported sale price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. If there is no such reported sale, such securities are valued at the most recently reported bid price.

Securities for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from the Trust’s third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time. A Fund may fair value certain of the foreign securities held by the Fund each day the Fund calculates its NAV.

In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Valuation Committee be called.

With respect to trade-halted securities, the Trust typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane recommends and the Trust’s Fair Valuation Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (‘‘Collared Securities’’). Fair value determinations for Collared Securities will generally be capped by Krane based on any applicable pre-determined ‘‘limit down’’ or ‘‘limit up’’ prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day. In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when you will not be able to purchase or sell your shares.

About Fund Shares

The Fund reserves the right to waive the minimum initial investment amount, account balance, and certain other investor eligibility requirements at any time, with or without prior notice to you. In addition, the minimum initial investment amount, account balance, and investor eligibility requirements may be amended from time to time as reflected in the Fund’s then-current registration statement. The Fund’s Investor Class and Institutional Class Shares are offered directly through the Fund’s transfer agent, authorized securities brokers and other financial intermediaries.

Buying, Selling and Exchanging Fund Shares

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund directly from the Fund. For transaction through a financial intermediary, contact your financial intermediary. You may submit transaction orders to buy, sell or exchange Fund shares on any Business Day. On any day that the NYSE closes early—or as otherwise permitted by the SEC—the Fund reserves the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. On any day that the Fund calculates NAV earlier than normal, the Trust reserves the right to advance the time on that day by which shareholder transaction orders must be received by the Fund’s transfer agent.

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as “good order,” by the Fund’s transfer agent or authorized dealer. Any purchase transaction that is sent to the Fund’s transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH. Shares of the Fund will only be issued against full payment, as further described here and in the Statement of Additional Information.

“Good Order”.
As referenced in this Prospectus, an order is in “good order” if the Fund’s transfer agent or your financial intermediary (assuming it is authorized to act as a selling agent of the Fund) has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good order” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call Client Services at 855-857-2638.

Opening Your Account.
You will need to open a shareholder account to make share transactions—buy, sell or exchange shares of the Fund directly with the Trust. You can obtain an account application or request more information about opening an account by calling Client Services at 855-857-2638. You also may visit www.kraneshares.com/mutual-funds/krane-ubs-china-a-share-fund.The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call the Trust to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account.

Buying Fund Shares

All investments must be made by check, wire transfer or Automated Clearing House (“ACH”). All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler’s checks, money orders or cashier’s checks.

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

By Mail.
You can open an account with the Fund by sending a check and your account application to the applicable address below. You can add to an existing account by sending the Fund a check. Be sure your check identifies clearly your name, your account number and the Fund name.

Regular Mail Address
Krane Funds Advisors, LLC,
c/o DST Systems, Inc.
PO Box 219453
Kansas City, MO 64121-9453

Express Mail Address
Krane Funds Advisors, LLC
430 W 7th Street, Suite 219453
Kansas City, MO 64105-1407

By Wire.
To open an account by wire, call 855-857-2638 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).

Wiring Instructions:
UMB
DST Systems, Inc.
ABA: 101000695
DDA: 9872539605

By Systematic Investment Plan.
If you have a checking or savings account with a bank, you may purchase Investor Class Shares automatically through regular deductions from your account. A systematic investment plan is not available for Institutional Class Shares. You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the Fund. These purchases can be made monthly, quarterly, semi-annually or annually in amounts of at least $100. To cancel or change a plan, write to the Fund at Krane Funds Advisors, LLC, c/o DST Systems, Inc. PO Box 219453, Kansas City, MO 64121-9453 (Express Mail Address: Krane Funds Advisors, LLC, 430 W 7th Street, Suite 219453, Kansas City, MO 64105-1407). Allow up to 15 days to create the plan and three days to cancel or change it.

Minimum Investments.
To purchase shares for the first time, you must invest in the Fund at least:

Class	Non-IRA	IRA
Investor Class Shares	$2,500	$1,000
Institutional Class Shares	$100,000	$100,000

There is no minimum for subsequent investments in the Investor Class Shares and Institutional Class Shares of the Fund. The Fund may accept initial and subsequent investments of smaller amounts in its sole discretion.

Other Purchase Rules You Should Know.

●	Once the Fund’s transfer agent or your selling agent receives your buy order in “good order,” your purchase will be made at the next calculated NAV per share.

●
The Distributor and the transfer agent reserve the right to cancel your order if the Fund does not receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

●	Selling agents are responsible for sending your buy orders to the Fund’s transfer agent and ensuring that we receive your money on time.

●	Shares purchased are recorded on the books of the Fund. The Fund does not issue certificates.

●	The Fund reserves the right to reject or suspend purchases of Fund shares.

Selling Fund Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The Fund redeems its shares continuously and shareholders may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund’s next determined NAV calculated after your redemption order is received in good order by the transfer agent or your financial intermediary. The payment for redeemed shares will be sent within seven days after your request is received in good order (except as noted below). When you sell your shares, the amount you receive may be more or less than the amount you invested. Please note that your account may be subject to redemption restrictions. Please see “Frequent Purchases and Redemptions of Fund Shares” for more information.

The Fund typically expects to meet redemption requests with cash holdings, but may be required to sell portfolio holdings to meet redemption requests if the Fund’s cash holdings are insufficient. The Fund may suspend your right to redeem your shares or delay payments of redemption proceeds during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC.

How to Redeem Fund Shares:

By Mail.
To redeem shares by mail, you may contact the Fund directly at: Krane Funds Advisors, LLC, c/o DST Systems, Inc., P.O. Box 219453, Kansas City, MO 64121-9453 (Express Mail Address: Krane Funds Advisors, LLC, c/o DST Systems, Inc., 430 West 7th Street, Suite 219453, Kansas City, MO 64105-1407).

Please send a letter to the Fund signed by all registered parties on the account specifying:

●	The Fund name;

●	The account number;

●	The dollar amount or number of shares you wish to redeem;

●	The account name(s); and

●	The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

Certain redemption requests will require a signature guarantee by an eligible guarantor institution. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program. For example, signature guarantees may be required if your address of record has changed in the last 30 days, you want the proceeds sent to a bank other than the bank of record on your account, or if you ask that the proceeds be sent to a different person or address. Please note that a notary public is not an acceptable provider of a signature guarantee and that we must be provided with the original guarantee. Signature guarantees are for the protection of shareholders. Before it grants a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. Please contact Client Services at 855-857-2638 for more information. The Fund participates in the Paperless Legal Program. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation.

Medallion Signature Guarantees
A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

By Telephone.
You must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call 855-857-2638 to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or send them to your bank via wire or ACH.

By Systematic Withdrawal Plan.
You may transfer as little as $100 per month from your Investor Class Share account to another financial institution through a Systematic Withdrawal Plan via ACH or proceeds can be mailed to you in the form of a check to the address of record. To participate in this service, you must complete the appropriate sections of the account application and mail it to the Fund. A Systematic Withdrawal Plan is not available for Institutional Class Shares.

In-Kind Redemptions.
The Fund reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price instead of cash. If the Fund redeems your shares in-kind, you may bear brokerage and transaction costs associated with converting the portfolio securities you receive into cash. You also will bear market risks until such time as the portfolio securities received are converted to cash.

Other Redemption Rules You Should Know.

●
If you sell your shares that are held directly with the Fund (through the transfer agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account of record within three business days after the transfer agent or your selling agent receives your order in “good order.”

●
If you sell your shares through a selling agent, the Fund will normally send the redemption proceeds by Fed wire within three business days after the transfer agent or your selling agent receives your order in “good order.”

●
If you paid for your shares by check or from your bank account as an ACH transaction, the Fund will hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

●	No interest will be paid on uncashed redemption checks.

●	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

●
The Fund may delay redemptions up to 7 days or longer as permitted by applicable law, regulations and interpretations such as where unusual market conditions affect the NYSE or an emergency exists which makes it impracticable for the Fund to dispose of or value securities it owns or the Fund has received an SEC order.

Low Balance Accounts.
To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund also may redeem your shares if the value of your account falls below the required minimum account balance. However, the Fund will provide you with at least 30 days’ written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

Uncashed Check Policy.
Any dividend, capital gain or partial redemption check that has remained outstanding for a period of 90 days from the issuance date will be canceled and re-issued. If a re-issued check is not cashed within 90 days, the check will be canceled and the proceeds will be deposited into the shareholder’s account as of the cancellation date.

For dividend and capital gain checks, the proceeds will be reinvested into the appropriate share class of the Fund from which such distribution was paid. The account also will have the distribution payout option adjusted so that all future distributions are reinvested into the appropriate share class of the Fund from which the distribution would have been paid.

Any full redemption check (one that brings your account balance to $0.00) that has remained outstanding for a period of 90 days from the issuance date will be cancelled.

Any redemption check from a retirement account (IRA, Roth, SEP, for example) that has remained outstanding for a period of 90 days from the issuance date will be cancelled.

For checks returned in the mail, the Fund will attempt to contact the client. If no contact is made, the check will be processed according to the procedures described above.

Buying or Selling Shares through a Financial Intermediary.
In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. Unless your financial intermediary is an authorized institution (defined below), orders transmitted by the financial intermediary and received by the Fund after the time as of which NAV is calculated for a particular day will receive the following day’s NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Fund with respect to the receipt of purchase and redemption orders for Fund shares (“authorized institutions”). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution’s designee, receives the order. Orders will be priced at the Fund’s NAV next computed after they are received by an authorized institution or an authorized institution’s designee. To determine whether your financial intermediary is an authorized institution or an authorized institution’s designee such that it may act as agent on behalf of the Fund with respect to purchase and redemption orders for Fund shares, you should contact them directly.

If you deal directly with a financial intermediary, you will have to follow their procedures for transacting with the Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

Exchanging Fund Shares

An exchange is when you sell shares of one fund and use the proceeds from that sale to purchase shares of another fund. Shareholders may make exchanges on any Business Day of any other Krane fund on the basis of the respective NAVs of the shares involved by writing to the Fund at Krane Funds Advisors, LLC, c/o DST Systems, Inc., P.O. Box 219453, Kansas City, MO 64121-9453 (Express Mail Address: Krane Funds Advisors, LLC, c/o DST Systems, Inc., 430 West 7th Street, Suite 219453, Kansas City, MO 64105-1407) or calling the Fund at 855-857-2638. Exchanges are subject to the eligibility requirements and the fees and expenses of the Fund you exchange into. Shares of the Fund cannot be exchanged for shares of any KraneShares ETF.

More Information

For more information on how to buy and sell shares of the Fund, call 855-857-2638 or visit www.kraneshares.com/mutual-funds/krane-ubs-china-a-share-fund.

Account Policies

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (
e.g.
, social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with selling agents, including selling agents that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures.

Frequent Purchases and Redemptions of Fund Shares

Frequent Trading Policy.
The Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund’s long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Fund does not accommodate frequent purchases and redemptions. Consequently, the Trust’s Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Fund.

The Fund imposes a 1% charge on redemptions (including exchanges) of Investor Class and Institutional Class shares of the Fund that have been held for 60 days or less. This charge is paid to the Fund to protect the Fund’s long-term shareholders. The redemption charge does not apply to: (1) shares purchased with reinvested dividends or distributions; (2) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption charge to underlying shareholders; (3) redemptions resulting from certain transfers upon the death of a shareholder; (4) redemptions by certain pension plans as required by law or by regulatory authorities; (5) automated systematic redemptions; (6) retirement loans and withdrawals; (7) redemptions in accounts participating in certain fee based programs, such as wrap fee accounts and automated rebalancing or asset allocation programs offered by financial intermediaries; and (8) transactions by certain qualified fund of funds. The Fund reserves the right to waive the redemption charge in its discretion.

For purposes of applying the Fund’s policies, the Adviser may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund’s access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited and therefore the Fund may be unable to monitor individual investors for violations of the Fund’s policy. In addition, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

Transactions over the Telephone or Internet

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Fund has instituted certain safeguards and procedures for determining the identity of website users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor the transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund nor its transfer agent are responsible for internet transactions that are not received. During periods of unusually high market activity or other times, it may be difficult to reach the Trust by telephone or access our internet site. Neither the Trust nor the Adviser will be liable for any losses resulting from a cause over which the Trust and the Adviser do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (
e.g.,
if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach the Trust or the Fund’s transfer agent by telephone, fax, or internet, consider sending written instructions.

Statements and Confirmations

You will receive statements and trade confirmations of your investment transactions. You may choose to receive your confirmations and/or statements, as well as certain other Fund documents, such as prospectuses and shareholder reports, either by mail or electronically.

For more information about how to receive information electronically, please visit the Fund’s website at www.kraneshares.com/mutual-funds/krane-ubs-china-a-share-fund. The Fund reserves the right to discontinue your electronic delivery service if two (2) or more e-mail notices are returned as undeliverable.

Householding Policy

To reduce expenses, we mail only one copy of the Prospectus or summary prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1.855.857.2638 between the hours of 8:30 a.m. and 6:00 p.m. Eastern time on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.
Investors who hold their shares through an intermediary are subject to the intermediary’s policies. Contact your financial intermediary for any questions you may have.

Service and Other Fees

The Trust and the Fund’s transfer agent may charge the following administrative fees on accounts held directly through the Fund’s transfer agent for services associated with the following:

●	$10 for wire transfers of redemption proceeds under $5,000 (with the option to waive)

●	$15 for standard overnight packages (fee may be higher for special delivery options)

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Client requests for historical account transcripts or the retrieval of a significant amount of documentation may be honored to the extent that those records are readily available. The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

The Trust reserves the right to change any of these fees or add additional service fees at any time with or without notice to you.

Dormant Accounts

If your account has no activity in it for a period of time, the Adviser may be required to transfer it to a state under the state’s abandoned property law.

Residents of Texas who own shares of the Fund have the option of providing the name and mailing or e-mail address of a person designated by them to receive any notice required under Texas law regarding Fund shares valued at more than $250 that are presumed to be abandoned. The Designation of Representative for Notice Request Form can be found on the Texas Comptroller’s website. Contact your Representative or financial intermediary for additional information or assistance.

Rights Reserved by the Fund

The Fund, the Distributor and the Fund’s transfer agent may refuse any order to buy shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

In addition, the Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interest of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Distribution and Shareholder Services

Investor Class Shares Distribution Plan

The Fund has adopted a Distribution Plan with respect to Investor Class Shares (the “Plan”) that allows it to pay distribution fees to the Distributor and other firms that provide distribution services (“Service Providers”). Under the Plan, if a Service Provider provides distribution services, the Fund would pay distribution fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board of Trustees currently has determined not to implement any 12b-1 fees pursuant to the Plan. 12b-1 fees may only be imposed after approval by the Board of Trustees. Because any distribution fees would be paid out of a Fund’s assets on an ongoing basis, if payments are made in the future, the distribution fees would increase the cost of your investment and may cost you more than paying other types of sales charges.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Adviser, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. Such compensation, commonly referred to as “revenue sharing,” does not increase Fund expenses and is not reflected in the fees and expenses listed in the Fund’s fees expenses table in this Prospectus. Compensation may be in the form of cash payments or non-cash compensation and may include ticket charges, additional compensation for sales, on-going fees for shareholder servicing and maintenance of investor accounts, one-time payments for ancillary services, and finder’s fees that may vary depending on the share class and the dollar amount of shares sold. Cash and non-cash compensation may be paid, at the discretion of the Adviser, to certain financial intermediaries who have sold shares of the Fund, promoted the distribution of the Fund’s shares, or rendered investor services to Fund shareholders. For example, such payments may be made to financial intermediaries that provide services to the Fund and/or Fund shareholders, including, without limitation, shareholder servicing, marketing support and/or access to meetings and/or events, sales representatives and management representatives of the financial intermediaries.

Payments also may be paid to financial intermediaries for providing the Fund with access to third-party platforms, including mutual fund “supermarket” platforms, and for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the financial intermediary provides services to fund shareholders. The Adviser also may pay expenses associated with meetings that facilitate educating financial intermediaries and shareholders about the Fund that are conducted by financial intermediaries. To the extent permitted by applicable law, the Adviser and its affiliates may pay or allow other incentives and compensation to financial intermediaries. Such payments and compensation are in addition to any applicable sales charges, Rule 12b-1 distribution fees, and service fees paid by the Fund. The level of payments made to financial intermediaries will generally vary, but may be significant. The Adviser determines the extent of such payments in its sole discretion in response to requests from financial intermediaries, based on factors it deems relevant, such as the financial intermediary’s sales, assets, share class utilized, and the quality of the financial intermediary’s relationship with the Adviser. The Adviser periodically determines the advisability of continuing these payments. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Shareholders should inquire of a financial intermediary how the financial intermediary will be compensated for investments made in the Fund.

Dividends and Distributions

Timing of Dividend and Distribution Payments

The Fund pays out dividends and distributes its net capital gains, if any, to shareholders at least annually. The Fund may make distributions on a more frequent basis. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the eligibility of the Fund for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, or to avoid imposition of income or excise taxes on undistributed income.

Dividend Payment Options

Dividends and distributions will be reinvested in the Fund.

Additional Tax Information

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund.
More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

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Tax Status of the Fund

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as the Fund qualifies for treatment as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

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Tax Status of Distributions

The Fund will, at least annually, distribute substantially all of its net investment taxable income and net capital gain.

The income dividends you receive from the Fund will be taxed as either ordinary income or qualified dividend income. For non-corporate shareholders, dividends that are reported as qualified dividend income are generally taxable at reduced maximum tax rates to the extent that the Fund receives qualified dividend income and subject to certain limitations.

Distributions of the Fund’s short-term capital gains are generally taxable as ordinary income. Any distributions of net capital gain (the excess of the Fund’s net long-term capital gains over its net short-term capital losses) are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are taxable at reduced maximum tax rates.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of distributions you receive from the Fund.

Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that is attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year. Your broker will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gains distributions shortly after the close of each calendar year.

If you lend your Fund shares pursuant to securities lending arrangements, you may lose the ability to treat the Fund’s dividends (paid while the shares are held by the borrower) as qualified dividend income. Consult your financial intermediary or tax adviser.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Fund. The Fund does not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross income and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on income received with respect to the shares (including Fund dividends and distributions, and any gain on the sale of shares), until you begin receiving payments from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

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Tax Status of Share Transactions

Any capital gain or loss upon a redemption of the Fund’s shares is generally treated as a long-term gain or loss if the shares have been held for more than one year and as a short-term gain or loss if held for one year or less. Any capital loss on the redemption of the Fund’s shares held for six months or less is treated as a long-term capital loss to the extent that any capital gain distributions were paid with respect to such shares.

Medicare Contribution Tax

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” including interest, dividends, and certain capital gains (including capital gains realized on the sale or exchange of shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Back-Up Withholding

The Fund will be required in certain cases to withhold at applicable withholding rates (currently 24%) and remit to the U.S. Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to back-up withholding by the Internal Revenue Service (“IRS”) for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to back-up withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Non-U.S. Investors

If you are not a citizen or permanent resident of the United States or if you are a non-U.S. entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Fund. The withholding tax also will not apply to properly designated interest-related dividends and short-term capital gains dividends. You also may potentially be subject to U.S. federal estate taxes.

A different 30% withholding tax will generally be imposed on (1) dividends paid by the Fund and (2) redemption proceeds and certain capital gain dividends paid by the Fund, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS, or the tax authorities in their home jurisdictions, information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an intergovernmental agreement between the United States and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

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State Tax Considerations

In addition to federal taxes, distributions by the Fund and ownership of the Fund’s shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in the Fund’s shares.

Financial Highlights

No financial highlights are available for the Fund because the Fund had not commenced operations prior to the end of the prior fiscal year.

Additional Information

Additional and more detailed information about the Fund is included in the SAI dated February 24, 2021. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its website (“http://www.sec.gov”) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520 or by emailing the SEC at the following address:
publicinfo@sec.gov
.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports or make inquiries, without charge by calling 855-857-2638, visiting www.kraneshares.com/mutual-funds/krane-ubs-china-a-share-fund, or writing the Trust at 280 Park Avenue, 32nd Floor, New York, NY 10017. Additional information about the Fund’s investments will be available in the Annual and Semi-Annual Reports. Also, in the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Fund’s SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Fund or the Adviser. This Prospectus does not constitute an offering by the Fund in any jurisdiction where such an offering is not lawful.

The Trust enters into contractual arrangements with various parties, including among others, the Fund’s investment adviser, sub-adviser(s) (if applicable), distributor, custodian, and transfer agent who provide services to the Fund. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Fund that you should consider in determining whether to purchase Fund shares. Neither this prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees, or the Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

The Trust’s Investment Company Act file number is 811-22698.

Krane-UBS China A Share Fund
Investor Class
KUASX
Institutional Class:
KUAIX

STATEMENT OF ADDITIONAL INFORMATION
February 24, 2021

This Statement of Additional Information (“SAI”) relates to the Krane-UBS China A Share Fund (the “Fund”), a series of KraneShares Trust (the “Trust”).

This SAI is not a prospectus and should be read in conjunction with the current prospectus for the Fund, dated February 24, 2021, as it may be revised from time to time (the “Prospectus”). Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The audited financial statements with respect to the Fund for the most recent fiscal year will be incorporated in this SAI by reference when the Fund files its first Annual Report to Shareholders. A copy of the Prospectus, this Statement of Additional Information and the most recent annual and semi-annual shareholder reports may be obtained, without charge, by calling 855-857-2638, visiting www.kraneshares.com/mutual-funds/krane-ubs-china-a-share-fund or writing to the Trust at 280 Park Avenue, 32nd Floor, New York, NY 10017.

GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust was organized as a Delaware statutory trust on February 3, 2012 and is permitted to offer multiple, separate series (i.e., funds). As of the date of this SAI, the Trust offers 29 separate funds, including the Krane-UBS China A Share Fund (the “Fund”), and other funds not offered in this SAI. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a diversified series of the Trust. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). All payments received by the Trust for shares of any fund belong to that fund. Each fund will have its own assets and liabilities. Shares of each Fund will only be issued against full payment, as further described in the Prospectus and this Statement of Additional Information.

The Fund currently offers Investor Class and Institutional Class Shares. Each Class’ investment requirements are described in the Fund’s Prospectus. More information about shareholder servicing and distribution expenses is located under “Distributor and Distribution Arrangements.”

Krane Funds Advisors, LLC (“Krane” or the “Adviser”) serves as the investment adviser to the Fund and is responsible for continuously reviewing, supervising and administering the Fund’s investment program. The Adviser has appointed UBS Asset Management (Americas) Inc. (“UBS” or “Sub-Adviser”) to serve as sub-adviser to the Fund. The Sub-Adviser is responsible for making investment decisions for the Fund’s assets. SEI Investments Distribution Co. serves as the distributor (the “Distributor”) of the shares of the Fund.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General
The Fund’s principal investment strategies and risks are discussed in its Prospectus. The investment techniques discussed below and in the Prospectus may, consistent with the Fund’s investment objective(s) and investment limitations, be used by the Fund or a fund in which it invests. The Fund is free to reduce or eliminate its activity with respect to any of the investment techniques discussed below without changing its fundamental investment policies and without prior notice to shareholders. There is no assurance that the Fund’s strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund’s objective.

Cash and Cash Equivalents
The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Commodities
The Fund may invest in commodity-linked instruments, such as exchange-traded products that invest directly in commodities. Such commodity-linked instruments provide indirect exposure to underlying commodity investments. The Fund’s investments in commodity-linked instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in supply and demand, drought, floods, weather, livestock disease, embargoes, tariffs, war, acts of terrorism and international economic, political and regulatory developments. The Fund’s investments in commodity-related instruments may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the net asset value per share of the Fund and, consequently, a shareholder’s interest in the Fund.

Debt Securities
The Fund may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuer promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

The market value of the debt securities in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding debt securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund’s NAV. Additional information regarding debt securities is described below.

Credit Ratings.
Credit risk is the risk that a borrower or issuer of a debt will be unable or unwilling to repay its obligations under the debt. Certain debt securities may be rated by a credit rating agency. Changes by such agencies in the rating of any debt security and in the ability of an issuer to make payments of interest and principal, or the perception thereof, may affect the value of these investments.

U.S. Credit Ratings.
The rating criteria and methodology used by U.S. rating agencies may not be fully transparent and such ratings may not accurately reflect the risk of investing in such instruments.

Chinese Credit Ratings.
The rating criteria and methodology used by Chinese rating agencies may be different from those adopted by most of the established international credit rating agencies. Therefore, such rating systems may not provide an equivalent standard for comparison with securities rated by international credit rating agencies. The rating criteria and methodology used by Chinese credit ratings agencies also may not be fully transparent and such ratings may not accurately reflect the risk of investing in such instruments.

Duration.
Duration is a measure of the expected change in value of a debt security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Pay-In-Kind and Step-Up Coupon Securities.
A pay-in-kind security pays no interest in cash to its holder during its life. Similarly, a step-up coupon security is a debt security that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Accordingly, pay-in kind and step-up coupon securities will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current, periodic distribution of interest in cash.

Perpetual Bonds.
Perpetual bonds offer a fixed return with no maturity date. Because they never mature, perpetual bonds can be more volatile than other types of bonds that have a maturity date and may be more sensitive to changes in interest rates. If market interest rates rise significantly, the interest rate paid by a perpetual bond may be much lower than the prevailing interest rate. Perpetual bonds are also subject to credit risk with respect to the issuer. In addition, because perpetual bonds may be callable after a set period of time, there is the risk that the issuer may recall the bond.

Variable and Floating Rate Securities.
Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Corporate Debt Securities.
The Fund may invest in corporate debt securities. The Fund may invest in all grades of corporate debt securities including below investment grade as discussed below. See Appendix B for a description of corporate bond ratings. The Fund may also invest in unrated securities.

Corporate debt securities are typically fixed-income securities issued by businesses to finance their operations, but may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The primary differences between the different types of corporate debt securities are their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade, below investment-grade or unrated and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but is intended to carry relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security does not pay interest or principal when it is due. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

High Yield Securities.
High yield securities are commonly referred to as “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater credit risk and potential price volatility and may be less liquid than higher-rated securities. The Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and the Fund’s ability to dispose of particular issues, including to honor redemptions, and may also make it more difficult for the Fund to obtain accurate market quotations in valuing these assets. High yield securities are regarded as inherently speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions and changes than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Companies that issue high yield bonds are often highly leveraged and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for high yield bonds, lowering their values and increasing their price volatility. The risk of issuer default is higher with respect to high yield bonds because such issues may be subordinated to other creditors of the issuer and because they may be issued by less financially stable entities.

The credit rating of a high yield bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer’s financial condition. The lower the rating of a high yield bond, the more speculative its characteristics.

Unrated debt securities may face the same or more severe risks than high yield securities.

U.S. Dollar-Denominated Foreign Debt Securities.
Foreign debt securities denominated in U.S. dollars may behave very differently from debt securities issued in local currencies, and there may be little to no correlation between the performance of the two. For example, changes to currency exchange rates may impact issuers of foreign debt securities denominated in U.S. dollars differently than issuers of debt securities issued in local currencies. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. In addition, if the U.S. dollar increases in value against the local currency of a U.S. dollar-denominated debt issue, the issuer may be subject to a greater risk of default on their obligations (
i.e.
, are unable to make scheduled interest or principal payments to investors).

Commercial Paper.
The Fund may invest in commercial paper of U.S. or foreign issuers. U.S. commercial paper generally consists of unsecured short-term promissory notes with a fixed maturity of no more than 270 days issued by corporations, generally to finance short-term business needs. Chinese commercial paper that may be purchased by the Fund generally will have no more than one year of remaining maturity. The Fund may purchase commercial paper of any rating or that is unrated. Commercial paper issues in which the Fund may invest include securities issued by corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called “private placement” exemption from registration, which is afforded by Section 4(2) of the Securities Act (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, which may provide some liquidity.

Sovereign and Quasi-Sovereign Debt Obligations.
The Fund may invest in sovereign and quasi-sovereign debt obligations. Sovereign debt obligations are issued or guaranteed by a foreign government or one of its agencies, authorities, instrumentalities, political subdivisions or by a supra-national organization. Investments in sovereign and quasi-sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign or quasi-sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. Quasi-sovereign debt typically is not guaranteed by a sovereign entity. During periods of economic uncertainty, the market prices of sovereign and quasi-sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign or quasi-sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, politics, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign and quasi-sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign or quasi-sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign or quasi- sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Debt Securities Issued by the World Bank for Reconstruction and Development (“World Bank”).
The Fund may invest in debt securities issued by the World Bank. Debt securities issued by the World Bank may include high quality global bonds backed by member governments, including the United States, Japan, Germany, France and the United Kingdom, as well as in bonds in “non-core” currencies, including emerging markets and European accession countries, structured notes, and discount notes represented by certificates, in bearer form only, or in un-certified form (Book Entry Discount Notes) with maturities of 360 days or less at a discount, and in the case of Discount Notes, in certified form only and on an interest bearing basis in the U.S. and Eurodollar markets.

U.S. Government Securities
. The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, the government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by federal agencies, such as those securities issued by Fannie Mae, are not guaranteed by the U.S. government. No assurance can be given that the U.S. government will provide financial support to such issuers since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Since 2008, Fannie Mae and Freddie Mac have been in conservatorship and have received significant capital support through U.S. Treasury preferred stock purchases, as well as U.S. Treasury and Federal Reserve purchases of their mortgage-backed securities. The Federal Housing Finance Agency (“FHFA”) and the U.S. Treasury (through its agreement to purchase Fannie Mae and Freddie Mac preferred stock) have imposed strict limits on the size of their mortgage portfolios. The mortgage-backed security purchase programs ended in 2010. An FHFA stress test suggested that in a “severely adverse scenario” significant additional Treasury support might be required. No assurance can be given that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities that they issue.

In addition, the problems faced by Fannie Mae and Freddie Mac, resulting in their being placed into federal conservatorship and receiving significant U.S. government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. government in providing liquidity for mortgage loans. In December 2011, Congress enacted the Temporary Payroll Tax Cut Continuation Act of 2011 which, among other provisions, requires that Fannie Mae and Freddie Mac increase their single-family guaranty fees by at least 10 basis points and remit this increase to Treasury with respect to all loans acquired by Fannie Mae or Freddie Mac on or after April 1, 2012 and before January 1, 2022. Nevertheless, discussions among policymakers have continued as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured, or eliminated altogether. Fannie Mae has reported that there is “significant uncertainty regarding the future of our company, including how long the company will continue to exist in its current form, the extent of our role in the market, how long we will be in conservatorship, what form we will have and what ownership interest, if any, our current common and preferred stockholders will hold in us after the conservatorship is terminated, and whether we will continue to exist following conservatorship.” Freddie Mac faces similar uncertainty about its future role. Fannie Mae and Freddie Mac also are the subject of several continuing legal actions and investigations related to certain accounting, disclosure, or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Congress is currently considering several pieces of legislation that would reform U.S. government sponsored enterprises, proposing to address their structure, mission, portfolio limits, and guarantee fees, among other issues.

U.S. Treasury Obligations.
U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

Receipts.
Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

U.S. Government Zero Coupon Securities.
STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are typically sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies.
Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund’s shares.

Foreign Securities
The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in instruments that provide exposure to such securities and instruments. These instruments will primarily consist of equity securities but may include debt securities. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about non-U.S. issuers. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks (including restrictions on the transfers of securities). With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries.

Non-U.S. markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. markets generally have been growing, such markets usually have substantially less volume than U.S. markets. Therefore, the Fund’s investments in non-U.S. securities may be less liquid and subject to more rapid and erratic price movements than comparable securities trading in the U.S. For example, non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to the Fund. Foreign exchanges may be open on days when the Fund does not price its shares, thus, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the Fund to incur higher portfolio transaction costs than domestic funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, but restrictions on capital flows may be imposed.

Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Countries use these controls to restrict volatile movements of capital entering (inflows) and exiting (outflows) their country to respond to certain economic conditions. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). There can be no assurance that a country in which the Fund invests will not impose a form of capital control to the possible detriment of the Fund and its shareholders. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies for the purpose of purchasing foreign securities. This may hinder the Fund’s performance, since any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

Investing in foreign companies may involve risks not typically associated with investing in companies domiciled in the United States. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for U.S. investments. Investing in companies located abroad also carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of seizure, expropriation or nationalization of assets, including foreign deposits, confiscatory taxation, restrictions on U.S. investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Geographic Focus.
Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. To the extent the Fund focuses on a specific region, it will be more exposed to that region’s economic cycles, currency exchange rates, stock market valuations and political risks, among others, compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Asia, can be interdependent and may be adversely affected by the same events. Set forth below for certain markets in which the Fund may invest are brief descriptions of some of the conditions and risks in each such market.

Investments in Emerging Markets Securities.
The Fund invests a significant portion of its assets in securities issued by companies in the People’s Republic of China (“PRC” or “China”) and other markets that are considered to be “emerging markets.” Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) greater risk of asset seizures and capital controls, (iii) lower trading volume and liquidity, (iv) greater social, political and economic uncertainty, (v) governmental controls on foreign investments and limitations on repatriation of invested capital, (vi) lower disclosure, corporate governance, auditing and financial reporting standards, (vii) fewer protections of property rights, (viii) restrictions on the transfer of securities or currency, and (ix) settlement and trading practices that differ from U.S. markets. Emerging markets are generally less liquid and less efficient than developed securities markets.

Investments in Frontier Market Securities.
Frontier market countries generally have smaller economies and less developed capital markets or legal, regulatory and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Investments in Asia.
Investments in securities of issuers in Asian countries involve risks not typically associated with investments in securities of issuers in other regions. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict and social instability as a result of religious, ethnic and/or socio-economic unrest. Certain Asian economies have experienced rapid rates of economic growth and industrialization in recent years, and there is no assurance that these rates of economic growth and industrialization will be maintained.

Certain Asian countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war; in the recent past, these tensions have escalated. Any outbreak of hostilities between the two countries could have a severe adverse effect on the South Korean economy and securities market. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.

Certain governments in this region administer prices on several basic goods, including fuel and electricity, within their respective countries. Certain governments may exercise substantial influence over many aspects of the private sector in their respective countries and may own or control many companies. Future government actions could have a significant effect on the economic conditions in this region, which in turn could have a negative impact on private sector companies. There is also the possibility of diplomatic developments adversely affecting investments in the region.

Corruption and the perceived lack of a rule of law in dealings with international companies in certain Asian countries may discourage foreign investment and could negatively impact the long-term growth of certain economies in this region. In addition, certain countries in the region are experiencing high unemployment and corruption, and have fragile banking sectors. Their securities markets are not as developed as those of other countries and, therefore, are subject to additional risks such as trading halts.

Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Adverse economic conditions or developments in neighboring countries may increase investors’ perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region.

Investments in China.
The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. The economy of China, which has been in a state of transition from a planned economy to a more market oriented economy, differs from the economies of most developed countries in many respects, including the level of government involvement, its state of development, its growth rate, control of foreign exchange, and allocation of resources.

Although the majority of productive assets in China are still owned by the Chinese government at various levels, the Chinese government has implemented economic reform measures emphasizing utilization of market forces in the development of the economy of China and a high level of management autonomy. The economy of China has experienced significant growth in the past 20 years, but growth has been uneven both geographically and among various sectors of the economy. Economic growth has often been accompanied by periods of high inflation in China. The Chinese government has implemented various measures from time to time to control inflation and restrain the rate of economic growth.

The Chinese government has carried out economic reforms to achieve decentralization and utilization of market forces to develop the economy of China. These reforms have resulted in significant economic growth and social progress. There can, however, be no assurance that the Chinese government will continue to pursue such economic policies or, if it does, that those policies will continue to be successful. Any such adjustment and modification of those economic policies may have an adverse impact on the securities market in China, the portfolio securities of the Fund or the Fund itself. Further, the Chinese government may from time to time adopt corrective measures to control the growth of the Chinese economy which may also have an adverse impact on the capital growth and performance of the Fund. Political changes, social instability and adverse diplomatic developments in China could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of the Fund’s portfolio securities. As the Chinese economy develops, its growth may slow significantly and sometimes unexpectedly. The laws, regulations, including the investment regulations allowing foreigners to invest in Chinese securities, government policies and political and economic climate in China may change with little or no advance notice. Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of securities in the Fund’s portfolio.

The Chinese government continues to be an active participant in many economic sectors through ownership positions and regulation. The allocation of resources in China is subject to a high level of government control. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. The policies set by the government could have a substantial effect on the Chinese economy and the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy, and may introduce new laws and regulations that have an adverse effect on the Fund.

In addition, the Chinese economy is export-driven and highly reliant on trade. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund. A downturn in the economies of China’s primary trading partners could also slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments.

The performance of the Chinese economy may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Adverse changes to the economic conditions of its primary trading partners, such as the United States, Japan and South Korea, would adversely impact the Chinese economy and a Fund’s investments. Moreover, the slowdown in other significant economies of the world, such as the United States, the European Union (“EU”) and certain Asian countries, may adversely affect economic growth in China. An economic downturn in China would likely adversely the Fund’s investments.

The regulatory and legal framework for capital markets in China may not be as well developed as those of developed countries. Chinese laws and regulations affecting securities markets are relatively new and evolving, and enforcement of these regulations involve significant uncertainties. No assurance can be given that changes in such laws and regulations, their interpretation or their enforcement will not have a material adverse effect on their business operations or on the Fund.

Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized. Accordingly, an investment in the Fund involves a risk of total loss. In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are characterized by relatively frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These risks may be more pronounced for the A-Share market than for Chinese equity securities markets generally because the A-Share market is subject to greater government restrictions and control, including the risk of nationalization or expropriation of private assets which could result in a total loss of an investment in a Fund.

Repatriations of gains and income on PRC securities may require the approval of China’s State Administration of Foreign Exchange (“SAFE”) and principal invested pursuant to the PRC securities quota may be subject to repatriation restrictions, depending on the license used and the period from remittance of funds into China.

Currently, there are two stock exchanges in mainland China, the Shanghai and Shenzhen Stock Exchanges. The Shanghai and Shenzhen Stock Exchanges are supervised by the China Securities Regulatory Commission (“CSRC”) and are highly automated with trading and settlement executed electronically. The Shanghai and Shenzhen Stock Exchanges are substantially smaller, less liquid and more volatile than the major securities markets in the United States.

The Shanghai Stock Exchange commenced trading on December 19, 1990, the Shenzhen Stock Exchange commenced trading on July 3, 1991 and the Hong Kong Stock Exchange commenced trading on April 2, 1986. The Shanghai and Shenzhen Stock Exchanges divide listed shares into two classes: A-Shares and B-Shares. Companies whose shares are traded on the Shanghai and Shenzhen Stock Exchanges that are incorporated in mainland China may issue both A-Shares and B-Shares. In China, the A-Shares and B-Shares of an issuer trade on one exchange. A-Shares and B-Shares may both be listed on either the Shanghai or Shenzhen Stock Exchange. Both classes represent an ownership interest comparable to a share of common stock. A-Shares are traded on the Shanghai and Shenzhen Stock Exchanges in Chinese currency. B-Shares are traded on the Shenzhen and Shanghai Stock Exchanges in Hong Kong dollars and U.S. dollars, respectively.

Foreign investors had historically been unable to participate in the PRC securities market. However, in late 2002, Investment Regulations promulgated by the CSRC came into effect, which were replaced by the updated Investment Regulations (i.e., “Measures for the Administration of the Securities Investments of Qualified Foreign Institutional Investors in the PRC”), which came into effect on September 1, 2006, that provided a legal framework for certain Qualified Foreign Institutional Investors (“QFIIs”) to invest in PRC securities and certain other securities historically not eligible for investment by non-Chinese investors, through quotas granted by SAFE to those QFIIs which have been approved by the CSRC. The RMB QFII (“RQFII”) program was instituted in December 2011 and is substantially similar to the QFII program, but provides for greater flexibility in repatriating assets. On September 10, 2019, the PRC government announced that it would eliminate the QFII and RQFII quotas, meaning that entities registered with the appropriate Chinese regulator will no longer be subject to quotas when investing in PRC securities (but will remain subject to foreign shareholder limits). It is currently unclear when this change will take effect.

In November 2014, the PRC government launched the Shanghai-Hong Kong Stock Connect program, which allows investors with brokerage accounts in Hong Kong to invest in certain A-Shares without a RQFII or QFII license. A similar stock connect program, the Shenzhen-Hong Kong Stock Connect program, launched in November 2016, and the Shanghai-London Stock Connect Program and the China-Japan Stock Connect both launched in June 2019 (together, the “Stock Connect Programs”).

In February 2016, the People’s Bank of China established a program that permits foreign investors to invest directly in securities traded on the Chinese Interbank Bond Market (“CIBM”), even without a RQFII or QFII license (“CIBM Program”). If the Fund participates in the CIBM Program, a PRC onshore settlement agent will be appointed for the Fund, which is required by the CIBM Program.

Bond Connect, a mutual market access scheme, commenced trading on July 3, 2017 and represents an exception to Chinese laws that generally restrict foreign investment in RMB Bonds. In August 2018, Bond Connect enhanced its settlement system to fully implement real-time delivery-versus-payment settlement of trades, which has resulted in increased adoption of Bond Connect by investors. However, if the Fund participates in Bond Connect, there is a risk that Chinese regulators may alter all or part of the structure and terms of, as well as the Fund’s access to, Bond Connect in the future or eliminate it altogether, which may limit or prevent the Fund from investing directly in or selling its RMB Bonds.

There is no guarantee that any quota received by the Adviser or Sub-Adviser to invest in PRC securities will not be modified or revoked in the future.

PRC Custodian and Dealer/Settlement Agent.

To the extent it invests directly in PRC securities, the Fund is responsible for selecting the PRC Dealer/Settlement Agent to execute certain transactions for the Fund in the PRC markets. The Adviser can currently only use a limited number of PRC Dealers/Settlement Agents and may use more than one PRC Dealer/Settlement Agent for accessing some securities. Should, for any reason, the Fund’s ability to use a given PRC Dealer/Settlement Agent be affected, this could disrupt the operations of the Fund. The Fund may also incur losses due to the acts or omissions of either the relevant PRC Dealer/Settlement Agent or the PRC Custodian in the execution or settlement of any transaction or in the transfer of any funds or securities. Subject to the applicable laws and regulations in the PRC, the Adviser will make arrangements to ensure that the PRC Dealers/Settlement Agents and PRC Custodian have appropriate procedures to properly seek to safe-keep the Fund’s assets.

According to the applicable Chinese regulations and market practice, the securities and cash accounts for the Fund held in the PRC pursuant to a RQFII or QFII license are to be maintained in the joint names of the Adviser or other entity as the QFII or RQFII holder and the Fund. The Adviser or such entity may not use the account for any other purpose than for maintaining the Fund’s assets. However, given that the securities trading account will or would be maintained in the joint names of the Adviser or other entity and the Fund, the Fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. In particular, there is a risk that creditors of the Adviser or other entity may assert that the securities are owned by the Adviser or other entity and not the Fund, and that a court would uphold such an assertion, in which case creditors of the Adviser or other entity could seize assets of the Fund. Because the Adviser or other entity’s PRC securities quota would be in the name of the Adviser or other entity and the Fund, there is also a risk that regulatory actions taken against the Adviser or other entity by PRC government authorities may affect the Fund.

Investors should note that cash deposited in the cash account of the Fund with the PRC Custodian will not be segregated but will be a debt owing from the PRC Custodian to the Fund as a depositor. Such cash will be co-mingled with cash belonging to other clients of the PRC Custodian. In the event of bankruptcy or liquidation of the PRC Custodian, the Fund will not have any proprietary rights to the cash deposited in such cash account, and the Fund will become an unsecured creditor, ranking pari passu with all other unsecured creditors, of the PRC Custodian. The Fund may face difficulty and/or encounter delays in recovering such debt, or may not be able to recover it in full or at all, in which case the Fund will suffer losses.

In the event of any default of either the relevant PRC Dealer/Settlement Agent or the PRC Custodian (directly or through its delegate) in the execution or settlement of any transaction or in the transfer of any funds or securities in the PRC, the Fund may encounter delays in recovering its assets which may in turn adversely impact the NAV of the Fund.

Specific Risks of Investing in the China A-Shares Market

The Fund invests in A-Shares through a RQFII or QFII license from CSRC and an A-Shares quota from SAFE, the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program, and other investment companies, including other exchange-traded funds (“ETFs”) which may be advised or otherwise serviced by the Adviser. The Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect programs are exceptions to Chinese law, which generally restricts foreign investment in A Shares. These programs are novel. Chinese regulators may alter or eliminate these programs at any time.

Because restrictions continue to exist and capital therefore cannot flow freely into and out of the A-Share market, it is possible that in the event of a market disruption, the liquidity of the A-Share market and trading prices of A-Shares could be more severely affected than the liquidity and trading prices of markets where securities are freely tradable and capital therefore flows more freely. The Fund cannot predict the nature or duration of such a market disruption or the impact that it may have on the A-Share market and the short-term and long-term prospects of its investments in the A-Share market. In the event that the Fund invests in A-Shares directly, the Fund may incur significant losses, or may not be able fully to implement or pursue its investment objectives or strategies, due to investment restrictions on RQFIIs and QFIIs, illiquidity of the Chinese securities markets, or delay or disruption in execution or settlement of trades. A-Shares may become subject to frequent and widespread trading halts.

The Chinese government has in the past taken actions that benefitted holders of A-Shares. As A-Shares become more available to foreign investors, such as the Fund, the Chinese government may be less likely to take action that would benefit holders of A-Shares. In addition, there is no guarantee that an A-Shares quota will be sufficient for the Fund’s intended scope of investment.

The regulations which apply to investments by RQFIIs and QFIIs, including the repatriation of capital, are relatively new. The application and interpretation of such regulations are therefore relatively untested. In addition, there is little precedent or certainty evidencing how such discretion may be exercised now or in the future; and even if there were precedent, it may provide little guidance as PRC authorities would likely continue to have broad discretion.

If the Fund obtains a QFII or RQFII license to invest in A-Shares, the Adviser and/or the Sub-Adviser will be required to transfer the entire investment principal for its A-Share quota into a local sub-custodian account within such time period as specified by SAFE (up to six months). Following this, investment capital will be subject to an initial lock-up period (currently three months if the Fund is deemed to be an “open end fund” under Chinese regulations), during which the assets may not be repatriated to the United States, even if they are never invested in A-Shares. Following that time, investment principal and earnings may generally only be repatriated with the approval of SAFE, although up to $50 million may be repatriated each week without SAFE approval if the Fund is deemed to be an “open end fund” under Chinese regulations. Limitations on repatriation of the Fund’s assets, if the Fund becomes subject to them, may adversely affect the Fund’s ability to meet redemption requests and/or may cause the Fund to borrow money in order to meet its obligations. These limitations may also prevent the Fund from making certain distributions to shareholders.

Repatriations by RQFIIs are currently permitted daily and are not subject to repatriation restrictions or prior regulatory approval. However, there is no assurance that PRC rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Further, such changes to the PRC rules and regulations may be applied retroactively. Any restrictions on repatriation of the Fund’s portfolio investments could have an adverse effect on the Fund’s ability to meet redemption requests.

If the Fund invests in A-Shares directly through a QFII or RQFII license, it would be required to select a PRC sub-custodian for its investments in A-Shares, which is a mainland commercial bank qualified as a custodian for QFIIs (“PRC custodian”). Given that the securities in an A-Shares trading account would be maintained in the joint names of the Adviser and/or Sub-Adviser of the Fund, the Fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. In particular, there is a risk that creditors of such the Adviser and/or Sub-Adviser may assert that the securities are owned by the Adviser and/or other entity holding the license and not the Fund, and that a court would uphold such an assertion, in which case creditors of the Adviser and/or Sub-Adviser could seize assets of the Fund. There would also be a risk that regulatory actions taken against the Adviser and/or Sub-Adviser might affect the Fund.

The Chinese government limits foreign investment in the securities of certain Chinese issuers and prohibits certain investments entirely. For example, currently, no single underlying foreign investor investing through a QFII may hold more than 10% of the total outstanding shares in one listed company and all foreign investors investing through QFIIs (e.g., the Fund) may not hold, in aggregate, more than 20% of the total outstanding shares in one listed company. Such limits may not apply where foreign investors make strategic investment in listed companies in accordance with the Measures for the Administration of Strategic Investments in Listed Companies by Foreign Investors. Any restrictions or limitations could have adverse effects on the liquidity and performance of the Fund’s holdings.

Regulations adopted by the CSRC and SAFE specify that all A-Shares purchased or sold through a QFII or RQFII license must be executed through one of three specified brokers per exchange. Currently, only one PRC broker is typically used per exchange in the PRC. Should the Fund’s ability to use the relevant PRC broker be affected for any reason, it could disrupt the operations of the Fund. The Fund may also incur losses due to the acts or omissions of the PRC broker in the execution of any transaction or the transfer of funds or securities. In addition, limiting transactions to one PRC broker may result in higher brokerage commissions paid by the Fund.

If the Fund purchases A-Shares through a QFII or RQFII license, the Fund, per Chinese regulations, would be required to maintain its securities and cash accounts in the PRC in the joint names of the Fund and the QFII or RQFII holder. Although the accounts cannot be used for any purpose other than maintaining the Fund’s assets, such assets may not be as well protected as they would be if they were registered and held solely in the name of the Fund. In particular, there is a risk that creditors of the QFII or RQFII holder may seek to assert ownership in the event of such entity’s bankruptcy or the like. Adverse actions taken against the QFII or RQFII holder may also adversely impact the accounts.

If the Fund purchases A-Shares through a QFII or RQFII license, cash deposited in the cash account of the Fund with the PRC custodian would not normally be, in fact, segregated for the benefit of the Fund, but will likely be deemed a general debt of the PRC custodian owing to the Fund as depositor. Such cash accordingly would be commingled with the cash of other clients of the PRC custodian. In the event of such custodian’s bankruptcy or the like, it is unlikely that the Fund would have proprietary rights to the cash it deposited. Instead, the Fund would likely become an unsecured creditor, ranking pari passu with all other unsecured creditors of the custodian. The Fund may face delays in recovering the cash and may be unable to recover it at all.

In addition to investing directly in A-Shares, the Fund may seek exposure to China A-Shares by investing in depositary receipts, H shares or B-Shares on the component securities. The A-Shares market may behave very differently from the B-Shares, H-Shares, and N-Shares and there may be little to no correlation between their performance. The Fund may also use derivatives or invest in ETFs that provide comparable exposures. In extreme circumstances beyond the control of the Fund, the Fund may incur significant losses due to limited investment capabilities, including based on the illiquidity of the Chinese securities markets, or delay or disruption in execution or settlement of trades. A-Shares may be subject to more frequent and/or extended trading halts than other exchange-traded securities.

Tax Risk.
Per a circular (Caishui [2014] 79), the Fund is expected to be temporarily exempt from the capital gains PRC WHT on trading in A-Shares as of November 17, 2014. There is no indication as to how long the temporary exemption will remain in effect. Accordingly, the Fund may be subject to such taxes in the future. If the Fund expects such WHT on trading in A-Shares to be imposed, it reserves the right to establish a reserve for such tax, but do not currently do so. If the Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated the Fund’s payment of it.

When the QFIIs and RQFIIs transfer A-Shares and B-Shares, PRC Stamp Duty is currently imposed on the seller but not on the purchaser, at a rate of 0.1% on the transacted value. In addition, under the current PRC Business Tax (“BT”) Law, which came into effect on January 1, 2009, taxpayer would be subject to PRC BT at a rate of 5% in respect of capital gains derived from the trading of A-Shares. However, Caishui [2005] 155 grants BT exemption to QFIIs in respect of their gains derived from the trading of PRC securities (including A-Shares). The new BT Law, which came into effect on January 1, 2009, has not changed this exemption treatment at the time of this Prospectus. However, it is not clear whether a similar exemption would be extended to RQFIIs. Dividend income or profit distributions on equity investment derived from China are not included in the taxable scope of BT.

Urban maintenance and construction tax (currently at the rate ranging from 1% to 7%), educational surcharges (currently at the rate of 3%) and local educational surcharges (currently at the rate of 2%) are imposed based on the business tax liabilities.

Investments in swaps and other derivatives may be subject to special U.S. federal income tax rules that could adversely affect the character, timing and amount of income earned by the Fund (e.g., by causing amounts that would be capital gain to be taxed as ordinary income or to be taken into income earlier than would otherwise be necessary). Also, the Fund may be required to periodically adjust its positions in its swaps and derivatives to comply with certain regulatory requirements which may further cause these investments to be less efficient than a direct investment in the securities themselves. For example, swaps in which the Fund may invest may need to be reset on a regular basis in order to maintain compliance with the Investment Company Act of 1940, as amended (the “1940 Act”), which may increase the likelihood that the Fund will generate short-term capital gains. In addition, because the application of these special rules may be uncertain, it is possible that the manner in which they are applied by the Fund may be determined to be incorrect. In that event, the Fund may be found to have failed to maintain its qualification as a RIC or to be subject to additional U.S. tax liability. Moreover, the Fund may make investments, both directly and through swaps or other derivative positions, in companies classified as passive foreign investment companies (“PFICs”) for U.S. federal income tax purposes. Investments in PFICs are subject to special tax rules which may result in adverse tax consequences to the Fund and its shareholders.

Currency, Capital Controls and Currency Conversion Risk.
Economic conditions and political events may lead to foreign government intervention and the imposition of additional or renewed capital controls in China, which may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, and limit the Fund’s ability to pay redemptions, and cause the Fund to decline in value. Although the RMB is not presently freely convertible, there is no assurance that repatriation restrictions will not be (re-)imposed in the future. Because each Fund’s NAV is determined on the basis of U.S. dollars, the Fund may lose value if the RMB depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. The Fund may also be subject to delays in converting or transferring U.S. dollars to RMB for the purpose of purchasing A-Shares. This may hinder its performance, including because any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

China B-Shares.
The Fund may invest in shares of companies incorporated in mainland China that are traded in the mainland B-Share markets. B-Shares were originally intended to be available only to foreign investors or foreign institutions. However, since February 2001, B-Shares have been available to domestic individual investors who trade through legal foreign currency accounts. Unlike prices in the A-Share market, the prices of B-Shares are quoted in foreign currencies. The B-Share market commenced operations in April 1991 and was originally opened exclusively for foreign investors. In 2001, the B-Share market opened to Chinese domestic individual investors as well. However, Chinese domestic individual investors must trade with legal foreign currency accounts. The China B-Share market is composed of the Shanghai Stock Exchange (which settles in U.S. dollars) and the Shenzhen Stock Exchange (which settles in Hong Kong dollars). The China B-Share market is generally smaller, less liquid and has a smaller issuer base than the China A-Share market. The A-Shares market may behave very differently from the B-Shares market, and there may be little to no correlation between the performance of the two.

China H-Shares
. The Fund may invest in shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. H-Shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange, and must meet Hong Kong’s listing and disclosure requirements. H-Shares may be traded by foreigners and offer a vehicle to foreigners to gain exposure to Chinese securities. Because they are traded on the Hong Kong Stock Exchange, H-Shares involve a number of risks not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include the risk of nationalization or expropriation; greater social, economic and political uncertainty; increased competition from Asia’s other low-cost emerging economies; currency exchange rate fluctuations; higher rates of inflation; controls on foreign investment and limitations on repatriation of invested capital; and greater governmental involvement in and control over the economy. Fluctuations in the value of the Hong Kong dollar will affect the Fund’s holdings of H-Shares. The Hong Kong stock market may behave very differently from the domestic Chinese stock market and there may be little to no correlation between the performance of the Hong Kong stock market and the domestic Chinese stock market.

China N-Shares.
The Fund may invest in shares of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE or Nasdaq. N-Shares are traded in U.S. dollars. N-Shares are issued by companies incorporated anywhere, but many are registered in Bermuda, the Cayman Islands, the British Virgin Islands, or the United States. Because companies issuing N-Shares often have business operations in China, they are subject to certain political and economic risks in China.

P-Chip Companies
.
The Fund may invest in shares of companies with controlling private Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. These businesses are often run by the private sector and have a majority of their business operations in mainland China. P-Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange, and may also be traded by foreigners. Because they are traded on the Hong Kong Stock Exchange, P-Chips are also subject to risks similar to those associated with investments in H-Shares. They are also subject to risks affecting their jurisdiction of incorporation, including any legal or tax changes. Private Chinese companies may be more indebted, more susceptible to adverse changes in the economy, subject to asset seizures and nationalization, and negative political or legal developments.

Red Chip Companies
. The Fund may invest in shares of companies with controlling Chinese shareholders that are incorporated outside mainland China, have a majority of their business operations in mainland China, and listed on the Hong Kong Stock Exchange. These businesses are controlled, either directly or indirectly, by the central, provincial or municipal governments of the PRC. Red Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange and may also be traded by foreigners. Because Red Chip companies are controlled by various PRC governmental authorities, investing in Red Chips involves risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, or confiscatory taxation could adversely affect the performance of Red Chip companies. Red Chip companies may be less efficiently run and less profitable than other companies.

S Chip Companies.
The Fund may invest in shares of companies with business operations in mainland China and listed on the Singapore Exchange (“S Chips”). S Chip shares are issued by companies incorporated anywhere, but many are registered in Singapore, the British Virgin Islands, the Cayman Islands, or Bermuda. They are subject to risks affecting investments in Chinese issuers as well as those related to their jurisdiction of incorporation, including any legal or tax changes. S-Chip companies may or may not be owned at least in part by a Chinese central, provincial or municipal government and be subject to the types of risks that come with such ownership described herein. There may be little or no correlation between the performance of the Singapore stock market and the mainland Chinese stock market.

Disclosure of Interests and Short Swing Profit Rule
.
The Fund may be subject to shareholder disclosure of interest regulations promulgated by the CSRC. These regulations currently require the Fund to make certain public disclosures when the Fund and parties acting in concert with the Fund acquire 5% or more of the issued securities of a listed company. If the reporting requirement is triggered, the Fund will be required to report information which includes, but is not limited to: (a) information about the Fund and the type and extent of its holdings in the company; (b) a statement of the Fund’s purposes for the investment and whether the Fund intends to increase its holdings over the following 12-month period; (c) a statement of the Fund’s historical investments in the company over the previous six months; (d) the time of, and other information relating to, the transaction that triggered the Fund’s holding in the listed company reaching the 5% reporting threshold; and (e) other information that may be required by the CSRC or the stock exchange. Additional information may be required if the Fund and its concerted parties constitute the largest shareholder or actual controlling shareholder of the listed company. The report must be made to the CSRC, the stock exchange, the invested company, and the CSRC local representative office where the listed company is located. The Fund would also be required to make a public announcement through a media outlet designated by the CSRC. The public announcement must contain the same content as the official report.

The relevant PRC regulations presumptively treat all affiliated investors and investors under common control as parties acting in concert. As such, under a conservative interpretation of these regulations, the Fund may be deemed as a “concerted party” of other funds managed by the Adviser and/or its affiliates and therefore may be subject to the risk that the Fund’s holdings may be required to be reported in the aggregate with the holdings of such other funds should the aggregate holdings trigger the reporting threshold under the PRC law.

If the 5% shareholding threshold is triggered by the Fund and parties acting in concert with the Fund, the Fund would be required to file its report within three days of the date the threshold is reached. During the time limit for filing the report, a trading freeze applies and the Fund would not be permitted to make subsequent trades in the invested company’s securities. Any such trading freeze may impair the ability of the Fund to achieve its investment objective and undermine the Fund’s performance, if the Fund would otherwise make trades during that period but is prevented from doing so by the regulation.

Once the Fund and parties acting in concert reach the 5% trading threshold as to any listed company, any subsequent incremental increase or decrease of 5% or more will trigger a further reporting requirement and an additional three-day trading freeze, and also an additional freeze on trading within two days of the Fund’s report and announcement of the incremental change. These trading freezes may undermine the Fund’s performance as described above. Also, Shanghai Stock Exchange requirements currently require the Fund and parties acting in concert, once they have reach the 5% threshold, to disclose whenever their shareholding drops below this threshold (even as a result of trading which is less than the 5% incremental change that would trigger a reporting requirement under the relevant CSRC regulation). CSRC regulations also contain additional disclosure (and tender offer) requirements that apply when an investor and parties acting in concert reach thresholds of 20% and greater than 30% shareholding in a company.

Subject to the interpretation of PRC courts and PRC regulators, the operation of the PRC short swing profit rule may be applicable to the trading of the Fund with the result that where the holdings of the Fund and the concerted parties exceed 5% of the total issued shares of a listed company, the Fund may not reduce its holdings in the company within six months of the last purchase of shares of the company. If the Fund’s holdings are aggregated with other investors deemed as acting as concert parties of the Fund, the Fund will be subject to these restrictions even though it may not have caused or benefited by the activity. If the Fund violates the rule, it may be required by the listed company to return any profits realized from such trading to the listed company. In addition, the rule limits the ability of the Fund to repurchase securities of the listed company within six months of such sale. Moreover, under PRC civil procedures, the Fund’s assets may be frozen to the extent of the claims made by the company in question. These risks may greatly impair the performance of the Fund.

Investments in Hong Kong.
The Fund may invest in securities listed and traded on the Hong Kong Stock Exchange. In addition to the risks of investing in non-U.S. securities, investing in securities listed and traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (xi) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer; (xv) the fact that the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xix) the risk that certain companies held by the Fund may have dealings with countries subject to sanctions or embargoes imposed by the U.S. Government or identified as state sponsors of terrorism.

Investments in Hong Kong are also subject to certain political risks. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in the Fund involves risk of a total loss. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for 50 years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, or is followed by political or economic disruptions, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. These and other factors could have a negative impact on the Fund’s performance.

Investments in India.
Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. Under normal circumstances, income, gains and initial capital with respect to such investments are freely repatriable, subject to payment of applicable Indian taxes. There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for the Fund to implement its investment objective or repatriate its income, gains and initial capital from India.

The Indian government exercises significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform could have a significant effect on the economy and the Fund’s investments in India. There can be no assurance that the Indian government in the future, whether for purposes of managing its balance of payments or for other reasons, will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign institutional investors in such a way that may adversely affect the ability of the Fund to repatriate its income and capital.

Founders and their families control many Indian companies. Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. The securities market in India is substantially smaller, less liquid and significantly more volatile than the securities market in the U.S. Exchanges have also experienced problems such as temporary exchange closures, broker defaults, settlement delays and broker strikes that, if they occur again in the future, could affect the market prices and liquidity of the Indian securities in which the Fund invests. In addition, the governing bodies of the various Indian stock exchanges have from time to time imposed restrictions on trading in certain securities, limits on price movements and margin requirements. The relatively small market capitalizations of, and trading values on, the principal stock exchanges may cause the Fund’s investments in securities listed on these exchanges to be comparatively less liquid and subject to greater price volatility than comparable U.S. investments.

Religious, cultural and border disputes persist in India. The Indian government has confronted separatist movements in several Indian states. The longstanding dispute with Pakistan over the bordering Indian state of Jammu and Kashmir remains unresolved. If the Indian government is unable to control the violence and disruption associated with these tensions (including both domestic and external sources of terrorism), the results could destabilize the economy and, consequently, adversely affect the Fund’s investments. Both India and Pakistan have tested nuclear weapons, and the threat of deploying such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Investments in Indonesia.
Indonesia is subject to a considerable degree of economic, political and social instability. Indonesia has experienced currency devaluations, substantial rates of inflation, widespread corruption and economic recessions. Indonesia is considered an emerging market, and its securities laws are unsettled. Judicial enforcement of contracts with foreign entities is inconsistent and, as a result of pervasive corruption, subject to the risk that cases will not be judged impartially. Indonesia has a history of political and military unrest and has recently experienced acts of terrorism that have targeted foreigners. Such acts of terrorism have had a negative impact on tourism, an important sector of the Indonesian economy. Additionally, Indonesia has faced violent separatist movements on the islands of Sumatra and Timor, as well as outbreaks of violence amongst religious and ethnic groups. Although the Indonesian government has recently revised policies intended to coerce cultural assimilation of ethnic minorities, a history of discrimination, official persecution, and populist violence continues to heighten the risk of economic disruption in Indonesia due to ethnic tensions. In addition, the Indonesian economy is heavily dependent on trading relationships with certain key trading partners, including China, Japan, Singapore and the United States.

Investments in South Korea
. The South Korean economy is heavily dependent on trading exports and on the economies of other Asian countries, especially China or Southeast Asia, and the United States as key trading partners. Distributions in trade activity, reductions in spending by these economies on South Korean products and services or negative changes in any of these economies may have an adverse impact on the South Korean economy. Furthermore, South Korea’s economy may be impacted by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. Finally, South Korea’s economic growth potential has recently been on a decline due to, among other factors, a rapidly aging population and structural problems.

Substantial tensions with North Korea may cause further uncertainty in the political and economic climate of South Korea. North and South Korea each have substantial military capabilities, and historical tensions between the two present the ongoing risk of war. Recent events involving the North Korean military have escalated tensions between North and South Korea. Any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, may have a severe adverse effect on the South Korean economy and any investments in South Korea.

Investments in Taiwan
. The political reunification of China and Taiwan, over which China continues to claim sovereignty, remains tense and is unlikely to be settled in the near future. China has staged frequent military drills off the coast of Taiwan and relations between China and Taiwan have been hostile at times. This continuing hostility between China and Taiwan may have an adverse impact on the values of the Fund’s investments in China or Taiwan, or make such investments impracticable or impossible. Any escalation of hostility between China and Taiwan would likely have a significant adverse impact on the value of the Fund’s investments in both countries and the region. In addition, certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country may have a significant economic effect on the entire Asian region and any adverse events in the Asian markets may have a significant adverse effect on Taiwanese companies.

Taiwan’s growth has been export-driven to a significant degree. As a result, Taiwan is affected by changes in the economies of its main trading partners. If growth in the export sector declines, future growth will be increasingly reliant on domestic demand. Taiwan has limited natural resources, resulting in dependence on foreign sources for certain raw materials and vulnerability to global fluctuations of price and supply. This dependence is especially pronounced in the energy sector. Any fluctuations or shortages in the commodity markets could have a negative impact on Taiwan’s economy. A significant increase in energy prices could have an adverse impact on Taiwan’s economy.

Currency Transactions
The Fund may enter into spot currency transactions, foreign currency forward and foreign currency futures contracts. Foreign currency forward and foreign currency futures contracts are derivatives and are subject to derivatives risk.

Forward Foreign Currency Contracts.
A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts are contracts between parties in which one party agrees to make a payment to the other party (the “Counterparty”) based on the change in market value or level of a specified currency. In return, the Counterparty agrees to make payment to the first party based on the return of a different specified currency. Non-deliverable forward contracts will usually be done on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that the Fund is contractually obligated to make or receive.

Foreign Currency Futures Contracts.
A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Currency exchange transactions involve a significant degree of risk and the markets in which currency exchange transactions are effected are highly volatile, specialized and technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Currency exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If the Fund utilizes foreign currency transactions at an inappropriate time, such transactions may not serve their intended purpose. The Fund could experience losses if the value of any currency forwards and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. Such contracts are subject to the risk that the counterparty will default on its obligations. In addition, the Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Foreign Exchange Spot Transactions.
The Fund may settle trades of holdings denominated in foreign currencies on a spot (
i.e.
, cash) basis at the prevailing rate in the foreign currency exchange market. A foreign exchange spot transaction, also known as FX spot, is an agreement between two parties to buy one currency against selling another currency at an agreed price for settlement on the spot date. The exchange rate at which the transaction is done is called the spot exchange rate. Unlike forward foreign currency exchange contracts and foreign currency futures contracts, which involve trading a particular amount of a currency pair at a predetermined price at some point in the future, the underlying currencies in a spot FX are exchanged following the settlement date.

Equity Securities
The Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and include common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. Global stock markets, including the U.S. stock market, tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Fund may purchase equity securities traded on exchanges or the over-the-counter (“OTC”) market. The Fund may invest in the types of equity securities described in more detail below.

Common Stock.
Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock.
Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Convertible Securities.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Small and Medium Capitalization Issuers.
Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the OTC market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Warrants.
Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Rights.
A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Depositary Receipts
. The Fund may invest in issuers located outside the United States directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Examples of such financial instruments include ADRs, Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depository Receipts (“IDRs”), “ordinary shares,” and “New York shares” issued and traded in the United States. ADRs are U.S. dollar-denominated receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign issuer. The underlying securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The underlying securities are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. GDRs, EDRs, and IDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the United States. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars.

Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

Depositary receipts may be unregistered and unlisted. The Fund’s investments may also include ADRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended.
Depositary receipts may become illiquid
if adverse market conditions were to develop during the period between the Fund’s decision to sell these types of ADRs and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

Real Estate Investment Trusts.
The Fund may invest in the securities of real estate investment trusts (“REITs”). Risks associated with investments in securities of REITs include decline in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash-flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income and net gains under the Code and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate. Because REITs have ongoing fees and expenses, which may include management, operating and administration expenses, REIT shareholders, including the Fund, will indirectly bear a proportionate share of those expenses in addition to the expenses of the Fund. However, such expenses are not considered to be Acquired Fund Fees and Expenses and, therefore, are not reflected as such in the Fund’s fee table.

Privately-Issued Securities

The Fund may invest in privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act. Privately-issued securities typically may be resold only to “qualified institutional buyers,” in a privately negotiated transaction, to a limited number of purchasers or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s NAV due to the absence of an active trading market. There can be no assurance that a privately-issued security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.

Derivatives

The Fund may use derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts the value of which depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward currency contracts, currency and interest rate swaps, currency options, futures contracts, including index futures, options on futures contracts, structured notes, and swap contracts. The Fund’s use of derivative instruments will be collateralized by investments in short term, high-quality U.S. money market securities.

With respect to certain kinds of derivative transactions entered into by the Fund that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward foreign currency exchange contracts and futures contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value, except that deliverable forward contracts for currencies that are liquid will be treated as the equivalent of “cash-settled” contracts. As such, the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (
i.e.
, the Fund’s daily net liability if any) rather than the full notional amount under such deliverable forward foreign currency exchange contracts. With respect to forward foreign currency exchange contracts and futures contracts that are contractually required to “cash-settle,” the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. Because the Fund may enter into (or “open”) certain derivatives contracts with an initial investment that is less than the notional value of the contract, such contracts provide inherent economic leverage equal to the difference between the initial investment requirement (also known as initial margin requirement) and the notional value of the contract. The Fund reserves the right to modify its asset segregation policies in the future consistent with applicable law. The Fund’s use of derivatives may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”) for qualification as a regulated investment company for U.S. federal tax purposes.

To the extent the Fund transacts in commodity interests (e.g., futures contracts, swap agreements, non-deliverable forward contracts), it will do so only in accordance with Rule 4.5 of the Commodity Futures Trading Commission (“CFTC”). The Adviser, on behalf of the Fund, has filed or will file a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act (“CEA”).

The SEC recently voted to adopt Rule 18f-4 under the 1940 Act, which will regulate the use of derivatives for certain funds registered under the Investment Company Act (“Rule 18f-4”). Unless the Fund qualifies as a “limited derivatives user” as defined in Rule 18f-4, Rule 18f-4 would, among other things, require the Fund to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. For funds that qualify as limited derivatives users, Rule 18f-4 requires a fund to have policies and procedures to manage its aggregate derivatives risk. These requirements could have an impact on the Fund, including a potential increase in cost to enter into derivatives transactions. The full impact of Rule 18f-4 on the Fund remains uncertain, however, due to the compliance timeline within Rule 18f-4, it is unlikely that the Fund will be required to fully comply with the requirements until 2022.

Master Limited Partnerships (“MLPs”).
MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Warrants.
As a matter of non-fundamental policy, the Fund does not invest in warrants. However, the Fund may from time to time receive warrants as a result of, for example, a corporate action or some other event affecting one or more of the companies in which the Fund invests. In such event, the Fund generally intends to hold such warrants until they expire. The Fund, however, reserves the right to exercise the warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Swap Contracts.
The Fund may enter into swap contracts, including interest rate swaps and currency swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical foreign currency swap involves the exchange of cash flows based on the notional differences among two or more currencies. Swap contracts may be used to hedge or achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. The Fund may also use swap contracts to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap contracts will tend to shift the Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap contracts may increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of the Fund’s investments and its share price.

Futures, Options and Options on Futures Contracts.
The Fund may enter into U.S. or foreign futures contracts and options and options on futures contracts. When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The risk of loss in trading futures contracts or uncovered call options in some strategies (
e.g.
, selling uncovered stock index futures contracts) is potentially unlimited. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

There is the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Fund as to anticipated trends, which predictions could prove to be incorrect.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing options is unlimited.

Structured Notes and Securities
. The Fund may invest in structured instruments, including, without limitation, participation notes, equity-linked notes, certificates and warrants and other types of notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index. Structured instruments may be derived from or based on a single security or securities, an index, a commodity, debt issuance or a foreign currency (a “reference”), and their interest rate or principal may be determined by an unrelated indicator. Structured securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the value of the structured security at maturity, or in the interest rate of the structured security. Structured securities may entail a greater degree of risk than other types of securities because the Fund bears the risk of the reference in addition to the risk that the counterparty to the structured security will be unable or unwilling to fulfill its obligations under the structured security to the Fund when due. The Fund bears the risk of loss of the amount expected to be received in connection with a structured security in the event of the default or bankruptcy of the counterparty to the structured security. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Investments in Other Investment Companies (or “Acquired Funds”)
The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. Section 12(d)(1)(B) prohibits another investment company from selling its shares to the Fund if, after the sale (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. In addition, the Fund will not purchase a security issued by a closed-end fund if after such purchase the Fund and any other investment companies with the same investment adviser would own more than 10% of the voting shares of the closed-end investment company.

The Fund, however, may invest in the securities of an acquired company provided that immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such issuer is owned by the Fund and all affiliated persons of the Fund. In addition, subject to certain conditions, the Fund may invest in acquired funds in the “same group of investment companies” (“affiliated funds”), government securities and short-term paper, as well as: (1) unaffiliated investment companies (subject to certain limits), (2) other types of securities (such as stocks, bonds and other securities) not issued by an investment company that are consistent with the fund of fund’s investment policies, (3) affiliated and unaffiliated money market funds, and (4) derivatives. Further, the Fund may rely on other investment companies’ exemptive relief if any, to invest in such companies’ shares in excess of the Section 12(d)(1)(A) limits.

The SEC recently voted to adopt new Rule 12d1-4, which permits the Fund to exceed these limits in the absence of an exemptive order, if the Fund complies with the adopted framework for fund of funds arrangements. Rule 12d1-4 contains elements from the SEC’s current exemptive orders permitting fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. In connection with the new rule, on January 19, 2022, the SEC will rescind the Fund’s current exemptive order and Rule 12d1-2 under the 1940 Act, and, if the Fund seeks to exceed these limits, it will need to rely on Rule 12d1-4.

If the Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Consistent with the restrictions discussed above, the Fund may invest in several different types of investment companies from time to time, including mutual funds, ETFs, closed-end funds, foreign investment companies and business development companies (“BDCs”). For example, the Fund may elect to invest in another investment company when such an investment presents a more efficient investment option than buying securities individually. A BDC is a less common type of closed-end investment company that more closely resembles an operating company than a typical investment company. BDCs generally focus on investing in, and providing managerial assistance to, small, developing, financially troubled, private companies or other companies that may have value that can be realized over time and with management assistance. Similar to an operating company, a BDC’s total annual operating expense ratio typically reflects all of the operating expenses incurred by the BDC, and is generally greater than the total annual operating expense ratio of a mutual fund that does not bear the same types of operating expenses.

The main risk of investing in other investment companies is that the Fund will be exposed to the risks of the investments held by the other investment companies. The market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investment companies may not replicate exactly the performance of their specific index because of transaction costs, and because of the temporary unavailability of certain component securities of the index, or strategy used to track the index.

Krane and the Sub-Adviser are subject to a conflict of interest in allocating the Fund’s assets to investment companies from which they or their affiliates receive compensation or other benefits.

Borrowing
The Fund may borrow money to the extent permitted by the 1940 Act. Borrowing for investment purposes is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk. Because substantially all of the Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. The Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit, which would further increase the cost of borrowing. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

Although it has not entered into a credit facility (other than any overdrafts permitted by the Fund’s custodian), the Fund may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous, and for temporary or emergency purposes, such as trade settlements and as necessary to distribute to shareholders any income required to maintain the Fund’s status as a RIC. In this regard, the Fund may enter into a credit facility to borrow money for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income required to maintain the Fund’s status as a RIC. Such borrowing is not for investment purposes and will be repaid by the Fund promptly. As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money for extraordinary or emergency purposes. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Fund does not anticipate doing so, it is authorized to pledge (
i.e.
, transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Fund’s total assets in connection with any borrowing.

Bank Deposits and Obligations
The Fund may invest in deposits and other obligations of U.S. and non-U.S. banks and financial institutions. Deposits and obligations of banks and financial institutions include certificates of deposit, time deposits, and bankers’ acceptances. Certificates of deposit and time deposits represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate. Certificates of deposit are negotiable certificates, while time deposits are non-negotiable deposits. A banker’s acceptance is a time draft drawn on and accepted by a bank that becomes a primary and unconditional liability of the bank upon acceptance. Investments in obligations of non-U.S. banks and financial institutions may involve risks that are different from investments in obligations of U.S. banks. These risks include future unfavorable political and economic developments, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held in the Fund. All investments in deposits and other obligations are subject to credit risk, which is the risk that the Fund may lose its investments in these instruments if, for example, the issuing financial institution collapses and is unable to meet its obligations. This risk is more acute for investments in deposits and other obligations that are not insured by a government or private entity. For a discussion of the risks of the Fund holding cash in mainland China, please see the “PRC Custodian and Dealer/Settlement Agent” section above.

Illiquid Securities
The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid securities may be difficult to value, and the Fund may have difficulty or be unable to dispose of such securities promptly or at reasonable prices.

The SEC has adopted Rule 22e-4 under the 1940 Act, which requires the Fund to adopt a liquidity risk management program to assess and manage its liquidity risk. Under its program, the Fund will be required to classify its investments into specific liquidity categories and monitor compliance with limits on investments in illiquid securities. The Fund does not expect Rule 22e-4 to have a significant effect on investment operations. While the liquidity risk management program attempts to assess and manage liquidity risk, there is no guarantee it will be effective in its operations and may not reduce the liquidity risk inherent in the Fund’s investments.

If illiquid investments exceed 15% of the Fund’s net assets (including, for example, because of changes in the market value of its investments or because of redemptions), Rule 22e-4 and the liquidity risk management program will require that certain remedial actions be taken. The Fund may not acquire illiquid investments if, immediately after the acquisition, more than 15% of the Fund’s net assets would be illiquid investments.

Portfolio Turnover
In general, the Adviser or Sub-Adviser manages the Fund without regard to restrictions on portfolio turnover. The Fund’s investment strategies may produce high portfolio turnover rates. To the extent the Fund invests in derivative instruments, the instruments generally will have short-term maturities and, thus, be excluded from the calculation of portfolio turnover. Generally, the higher the rate of portfolio turnover of the fund, the higher these transaction costs borne by the fund and its long-term shareholders. Such sales may result in the realization of taxable capital gains (including short-term capital gains, which, when distributed, are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover may include commercial paper, futures contracts and option contracts because they generally have a remaining maturity of less than one-year.

Repurchase Agreements
The Fund may enter into repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “triparty” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Lending of Portfolio Securities
The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions. In connection with such loans, the Fund remains the beneficial owner of the loaned securities and continues to be entitled to payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of the Fund’s total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Adviser is subject to potential conflicts of interest because the compensation paid to them increases in connection with any increase In the Fund’s net assets.

Cyber-Security Risk
The Fund, and its service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or its advisors, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. While the Fund’s service providers have established business continuity plans, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. Similar types of cyber security risks are also present for issues or securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

INVESTMENT LIMITATIONS

Unless otherwise noted, whenever a fundamental or non-fundamental investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to the Fund’s limitations on borrowings and illiquid securities, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

Fundamental Policies
The investment limitations below are fundamental policies of the Fund, and cannot be changed without the consent of the holders of a majority of the Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

The Fund may not:

1.	Issue senior securities, except as permitted under the 1940 Act, the rules, regulations and interpretations thereunder, and any applicable exemptive relief.

2.	Borrow money, except as permitted under the 1940 Act, the rules, regulations and interpretations thereunder, and any applicable exemptive relief.

3.
Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

4.
Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government, or any non-U.S. government, or their respective agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry (excluding investment companies) or group of industries.

5.
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

6.
Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in issuers engaged in the commodities business or securities or other instruments backed by physical commodities).

7.
Lend any security or make any other loan except as permitted under the 1940 Act, the rules, regulations and interpretations thereunder, and any applicable exemptive relief. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments permissible under the Fund’s investment policies.

MANAGEMENT OF THE TRUST

Board Responsibilities
The Board of Trustees is responsible for overseeing the management and affairs of the Fund and the Trust. The Board considers and approves contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most registered funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as Krane, the Sub-Adviser, the Distributor and the Administrator (as defined below). The Board oversees the Trust’s service providers and overall risk management. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or a Fund. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Fund employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and a Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., Krane is responsible for the oversight of a sub-adviser) and, consequently, for managing the risks associated with that activity.

Consistent with its responsibility for oversight of the Trust and the Fund, the Board oversees the management of risks relating to the administration and operations of the Trust and the Fund. The Funds’ investment adviser and sub-adviser, as part of their responsibilities for the day-to-day operations of the Fund, are responsible for day-to-day risk management for the Fund. The Board performs its risk management oversight directly and, as to certain matters, through its committees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Fund.

In general, the Fund’s risks include, among others, investment risk, liquidity risk, valuation risk and operational risk. The Fund’s service providers, including Krane and the Sub-Adviser are responsible for adopting policies, procedures and controls designed to address various risks within their purview. Krane is responsible for overseeing and monitoring the investments and operations of any sub-adviser. The Board also oversees risk management for the Trust and the Fund through review of regular reports, presentations and other information from officers of the Trust and other persons. In addition to reports from Krane, the Board also receives reports regarding other service providers to the Trust on a periodic or regular basis.

The Board is responsible for overseeing the nature, extent and quality of the Fund services provided to the Fund by each adviser and sub-adviser and receives (or will receive) information from them on a periodic basis. In connection with its consideration of whether to approve and/or renew the advisory agreements with Krane and any sub-adviser, the Board will request information allowing the Board to review such services. The Board also receives (or will receive) reports related to each advisers’ and sub-advisers’ adherence to the Fund’s investment restrictions and compliance with the stated policies of the Fund. In addition, the Board regularly receives information about the Fund’s performance and investments.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Fund’s investment advisers and sub-advisers. The report generally seeks to address: the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board normally also receives reports from the Trust’s service providers regarding Fund operations, portfolio valuation and other matters. Annually, an independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on certain areas of risk to the Trust and the Trust’s internal controls.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Fund, it may not be made aware of all relevant information about certain risks. Most of the Trust’s investment management and business affairs are carried out by or through Krane and other service providers, each of which has an independent interest in risk management but whose policies and methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust
Set forth below are the names, years of birth, position with the Trust, term of office, the principal occupations for a minimum of the last five years, number of portfolios overseen by, and other directorships of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Amended and Restated Declaration of Trust.

The Chairman of the Board, Jonathan Krane, is an interested person of the Trust as that term is defined in the 1940 Act. No single Independent Trustee serves as a lead Independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics the Trust and its operations. The Trust made this determination in consideration of, among other things, the fact that the Trustees who are not interested persons of the Trust (i.e., “Independent Trustees”) constitute at least fifty percent (50%) of the Board, the fact that the Audit Committee is composed of the Independent Trustees, and the number of funds (and classes of shares) overseen by the Board.

Name, Address and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee/Officer
Interested Trustee
Jonathan Krane* (1968) 280 Park Ave, 32nd Floor, New York, New York 10017	Trustee and Chairman of the Board, No set term; served since 2012	Chief Executive Officer of Krane Funds Advisors, LLC from 2011 to present. Chief Executive Officer of Krane Portfolio Advisors, LLC from 2018 to present. Principal of Krane Capital LLC from 2009 to 2011. Chief Executive Officer of Emma Entertainment from 2004 to 2009.	29	None
Independent Trustees
Patrick P. Campo (1970) 280 Park Ave, 32nd Floor, New York, New York 10017	Trustee, No set term; served since 2017	From 2019 to present, Director of Research, and from 2013 to 2019, Director of Long Short Equity, Titan Advisors.	29	None
John Ferguson (1966) 280 Park Ave, 32nd Floor, New York, New York 10017	Trustee, No set term; served since 2012	Chief Operating Officer of Shrewsbury River Capital from 2017 to 2020. Chief Operating Officer of Kang Global Investors LP (hedge fund adviser) from 2014 to 2016. President of Alden Global Capital, LLC (hedge fund adviser) from 2012 to 2014 (formerly, Chief Operating Officer from 2011 to 2012). Senior Managing Director and Chief Operating Officer of K2 Advisors, L.L.C. from 2005 to 2011.	29	None
Matthew Stroyman (1968) 280 Park Ave, 32nd Floor, New York, New York 10017	Trustee, No set term; served since 2012	Founder and President of BlackRidge Ventures from 2018 to present (principal investment activities and strategic advisory services in a variety of industries to clients and partners that include institutional investment firms, family offices and high net-worth individuals).Co-Founder, President and Chief Operating Officer of Arcturus (real estate asset and investment management services firm) from 2007 to 2017.	29	None

Name, Address and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee/Officer
Officers
Jonathan Krane (1968) 280 Park Ave, 32nd Floor, New York, New York 10017	Principal Executive Officer and Principal Financial Officer, No set term; served since 2012	Chief Executive Officer of Krane Funds Advisors, LLC from 2011 to present. Chief Executive Officer of Krane Portfolio Advisors, LLC from 2018 to present.	29	None
Jennifer Tarleton (formerly Krane) (1966) 280 Park Ave, 32nd Floor, New York, New York 10017	Vice President and Secretary, No set term; served since 2012	Vice President of Krane Funds Advisors, LLC from 2011 to present.	29	None
Michael Quain (1957) 280 Park Ave, 32nd Floor, New York, New York 10017	Chief Compliance Officer and Anti-Money Laundering Officer, No Set Term; served since 2015	Principal/President of Quain Compliance Consulting, LLC from 2014 to present. First Vice President of Aberdeen Asset Management Inc. from May 2013 to September 2013.	29	None
Peter Rodriguez (1962) SEI Investments Company One Freedom Valley Drive Oaks, PA 19456	Assistant Treasurer, No set term; served since 2020	Director, Fund Accounting, SEI Investments Global Funds Services since April 2020 and previously from March 2011 to March 2015; Director, Financial Reporting from June 2017 to March 2020. Director, Centralized Operations from March 2015 to June 2017.	29	None
Jonathan Shelon (1974) 280 Park Ave, 32nd Floor, New York, New York 10017	Assistant Secretary, No set term; served since 2019	Chief Operating Officer, Krane Funds Advisors, LLC from 2015 to present. Chief Operating Officer, CICC Wealth Management (USA) LLC from 2018 to present. Chief Investment Officer of Specialized Strategies, J.P. Morgan from 2011 to 2015.	29	None

*	Mr. Krane is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Adviser.

Board Standing Committees
The Board has established the following standing committees:

Audit Committee.
Messrs. Campo, Ferguson and Stroyman are members of the Trust’s Audit Committee (the “Audit Committee”) and Mr. Ferguson is the Chairman of the Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditor, including the review of any significant disputes regarding financial reporting between Trust management and such independent auditor. Under the terms of the Audit Committee charter adopted by the Board, the Audit Committee is authorized to, among other things, (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting; (ii) oversee the quality and integrity of a Fund’s financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve, prior to appointment, the engagement of the Trust’s independent auditor and, in connection therewith, review and evaluate the qualifications, independence and performance of the Trust’s independent auditor; and (v) act as a liaison between the Trust’s independent auditor and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. During the fiscal year ended March 31, 2020, the Audit Committee held five meetings.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust. The function of the QLCC is to receive, review and recommend resolution with respect to any report made or referred to the QLCC by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, trustee, employee, or agent of the Trust. The QLCC meets as needed.

Nominating Committee.
Messrs. Campo, Ferguson and Stroyman are members of the Trust’s Nominating Committee and Mr. Stroyman is the Chairman of the Nominating Committee. The principal responsibilities of the Nominating Committee are to (i) identify, select and nominate the appropriate number of candidates for election or appointment as members of the Board and (ii) recommend any appropriate changes to the Board for consideration. The Nominating Committee is solely responsible for the selection and nomination of the Trust’s Independent Trustees and does not consider nominations for the office of Trustee made by Trust shareholders. During the fiscal year ended March 31, 2020, the Nominating Committee held two meetings.

Individual Trustee Qualifications
The Board has concluded that each of the Trustees should serve on the Board because of his ability to review and understand information about the Trust and the Fund provided by management, to identify and request other information he may deem relevant to the performance of the Trustees’ duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise his business judgment in a manner that serves the best interests of the Fund’s shareholders. The Board has concluded that each of the Trustees should serve as a Trustee based on his own experience, qualifications, attributes and skills as described below.

The Board has concluded that Mr. Krane should serve as Trustee because of his knowledge of, and the executive positions he holds, or has held in, the financial services industry. Specifically, Mr. Krane currently serves as Chief Executive Officer of the Adviser and Chief Executive Officer of Krane Portfolio Advisors, LLC. Mr. Krane contributes expertise and institutional knowledge relating to the structure of the “Krane” organization and the way that the “Krane” business operates. Mr. Krane also served as Chief Executive Officer of the China division of a multinational company, where he gained valuable experience in managing a business and critical knowledge of business and investment opportunities in China. In addition, he has served on the boards of different corporations and, in doing so, has first-hand knowledge of the fiduciary duties and responsibilities bestowed upon trustees and directors. Mr. Krane’s experience as serving as Chief Executive Officer for multiple businesses in the financial services industry, his familiarity with the “Krane” complex, and his experience in serving on the boards of various companies qualify him to serve as a Trustee of the Trust.

The Board has concluded that Patrick Campo should serve as Trustee because of the experience he has gained working in the investment management industry over many years. In particular, Mr. Campo currently serves as the director of certain investment strategies managed by an investment adviser and contributes to the portfolio construction process for all products offered by that investment adviser. In addition, Mr. Campo previously served as partner and head of research for another investment adviser. The knowledge Mr. Campo has gained over these years working in the investment management industry and his day-to-day work in managing investment advisory firms qualify him to serve as Trustee of the Trust.

The Board has concluded that Mr. Ferguson should serve as Trustee because of the experience he has gained working in the financial services and legal industries over the years. In particular, Mr. Ferguson has extensive experience in managing global investment adviser firms, including the management, creation and success of hedge funds. Prior to that, Mr. Ferguson served as a corporate securities and tax attorney assisting and counseling clients with the organization and creation of both domestic and offshore funds. In addition, Mr. Ferguson has served as an officer for two registered investment companies and, in doing so, has gained experience and knowledge regarding the mutual fund industry. Mr. Ferguson’s experience in the financial services, fund and legal industries and his day-to-day work in managing investment advisory firms, qualify him to serve as a Trustee of the Trust.

The Board has concluded that Mr. Stroyman should serve as Trustee because of the experience he has gained working in the financial services and real estate industries. Working as an investment banker early in his career, Mr. Stroyman developed a strong base of knowledge regarding corporate finance, structuring, public and private securities, and company valuations. Through his work in the real estate industry and relationships with large investment management firms, Mr. Stroyman has gained an understanding of sophisticated financial products. He has advised institutional clients including pension funds, endowments and other qualified investors in asset management, risk assessment, and repositioning and disposition of underperforming assets. The knowledge Mr. Stroyman has gained over the years working in the financial services and real estate industries and his value and understanding of fiduciary duties and responsibilities qualify him to serve as Trustee of the Trust.

As of March 31, 2020, none of the Independent Trustees or members of their immediate family, beneficially owned or owned of record securities representing interests in Krane, any sub-adviser or distributor of the Trust, or any person controlling, controlled by or under common control with such persons. For this purpose, “immediate family member” includes an Independent Trustee’s spouse, children residing in the same household and dependents of the Independent Trustee.

Fund Shares Owned by Board Members
The Fund is new and, therefore, as of the date of this SAI, none of the Trustees beneficially owned shares of the Fund. As of December 31, 2020, the Trustees beneficially owned the following amounts of shares of other series of the Trust:

Trustee	Funds	Aggregate Dollar Range of Beneficial Ownership of Funds
Patrick Campo	None	None
John Ferguson	None	None
Jonathan Krane	KraneShares Bosera MSCI China A Share ETF	$10,001-$50,000
	KraneShares CSI China Internet ETF	$1-$10,000
	KraneShares MSCI Emerging Markets Ex China Index ETF	$1-$10,000
	KraneShares MSCI All China Index ETF	$1-$10,000
	KraneShares Emerging Markets Healthcare Index ETF	$1-$10,000
	KraneShares Electric Vehicles and Future Mobility Index ETF	$1-$10,000
	KraneShares CCBS China Corporate High Yield Bond USD Index ETF	$1-$10,000
	KraneShares Emerging Markets Consumer Technology Index ETF	$1-$10,000
	KraneShares CICC China Leaders 100 Index ETF	$1-$10,000
	KFA Global Carbon ETF	$10,001-$50,000
Matthew Stroyman	KraneShares CCBS China Corporate High Yield Bond USD Index ETF	$1-$10,000
	KraneShares CSI China Internet ETF	$1-$10,000

“Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

Board Compensation
Trustees who are “interested persons” of Krane are not compensated by the Trust for their service as a Trustee. For the fiscal year ended March 31, 2020: (a) Mr. Campo received aggregate compensation from the Trust in the amount of $50,000; (b) Mr. Ferguson received aggregate compensation from the Trust in the amount of $65,000; and (c) Mr. Stroyman received aggregate compensation from the Trust in the amount of $65,000. None of the Trustees accrued or received any retirement or pension benefits.

For the fiscal year ending March 31, 2021, it is expected that the Trustees will receive compensation from the Trust in the amount of $ 50,000 per year and the Chairman of the Audit Committee and Nominating Committee will each receive an additional $15,000. The Fund bears a proportionate share of Trustee compensation and expenses based on its relative net assets.

INVESTMENT ADVISER

Krane Funds Advisors, LLC (“Krane’ or “Adviser’) serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement between the Trust and Krane (the “Advisory Agreement”). Krane is a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Krane’s offices are located at 280 Park Avenue, 32nd Floor, New York, New York 10017.

Under the Advisory Agreement, the Adviser has overall responsibility for the general management and administration of the Fund. The Adviser is also responsible for providing a continuous investment program for the Fund. The Adviser also arranges for and oversees, transfer agency, custody, fund administration and all other non-distribution-related services necessary for the Fund to operate. The Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 1.25% based on a percentage of the average daily net assets of the Fund.

The Fund bears all of its operational expenses, but the Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding taxes, leverage interest, brokerage costs, dividends and interest on securities sold short, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation and indemnification expenses (“Excluded Expenses”)) from exceeding 1.49% and 1.74% of the Fund’s average daily net assets of the Institutional Class Shares and Investor Class Shares, respectively, until August 1, 2022. This Agreement may be terminated at any time and for any reason at the sole discretion of the Fund’s Board of Trustees. The Adviser is entitled to reimbursement by the Fund of fees waived and/or expenses reimbursed during any of the preceding three fiscal years, so long as such reimbursement would not cause the Fund to exceed its expense limitation at either the time of recoupment or the time of the waiver and/or reimbursement.

Because the Fund had not commenced operations prior to the end of the fiscal year ended March 31, 2020, Krane did not receive any advisory fees from the Fund during the prior three fiscal years.

The Advisory Agreement with respect to the Fund will continue in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund. If the shareholders of the Fund fail to approve the Advisory Agreement, the Adviser may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Advisory Agreement with respect to the Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by the Adviser, in each case on not less than sixty (60) days’ prior written notice to the other party
.
The Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. As of December 31, 2020, Central Huijin Investment Limited, a mainland Chinese-domiciled entity, and HKSCC Nominees Limited, held approximately 40.17% and 30.74%, respectively, of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue, 32nd Floor, New York, New York 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

Krane has received “manager of managers” exemptive relief from the SEC that permits Krane, subject to the approval of the Board of Trustees, to appoint a “wholly-owned” or unaffiliated sub-adviser, as defined in the exemptive relief, or to change the terms of a sub-advisory agreement with a “wholly-owned” or unaffiliated sub-adviser without first obtaining shareholder approval. The exemptive order further permits Krane to add or to change a “wholly-owned” or unaffiliated sub-adviser or to change the fees paid to such parties from time to time without the expense and delays associated with obtaining shareholder approval of the change and to disclose sub-advisers’ fees only in the aggregate in its registration statement. Any increase in the aggregate advisory fee paid by any Fund remains subject to shareholder approval. Krane continues to have ultimate responsibility (subject to oversight by the Board of Trustees) to oversee the sub-advisers and recommend their hiring, termination, and replacement. The Fund will notify shareholders of any change of the Fund sub-adviser.

SUB-ADVISER

The Adviser has retained UBS Asset Management (Americas) Inc. (“UBS” or “Sub-Adviser”), with its principal offices located at One North Wacker Drive, Chicago, IL 60606 and 1285 Avenue of the Americas, New York, NY 10019 to serve as investment sub-adviser for the Fund. The Sub-Adviser is an investment management firm managing approximately $259.6 billion, as of December 31, 2020. The Sub-Adviser is an indirect asset management subsidiary of UBS Group AG and a member of the UBS Asset Management division, which had approximately $1,092 billion in assets under management as of December 31, 2020.

Krane has entered into a Sub-Advisory Agreement with UBS pursuant to which Krane will pay a sub-advisory fee to UBS based upon the monthly average assets under management (“Monthly Average AUM”) of the Fund as follows: Monthly Average AUM under $100 million: 0.83%; Monthly Average AUM above $100 million up to and including $250 million: 0.78%; Monthly Average AUM above $250 million up to and including $500 million: 0.75%; and Monthly Average AUM above $500 million: 0.70%. The sub-advisory fee shall be payable on a monthly basis in arrears. In the event that the Sub-Advisory Agreement is terminated other than at the end of a term year, the sub-advisory fee payable to UBS shall be appropriately prorated.

The Sub-Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time: (1) by Krane upon sixty (60) days’ written notice to UBS; (2) by a vote of a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the Fund upon (60) days’ written notice to UBS; (3) by UBS upon sixty (60) days’ written notice to the Board and Krane; or immediately upon written notice by Krane or UBS if (A) the license, approval, authorization or consent held by Krane or UBS which is required for the performance of its obligations under the Sub-Advisory Agreement and which has been granted or given by any relevant regulatory authority, is terminated or suspended; (B) Krane or UBS commits a material breach of the Sub-Advisory Agreement that is uncured within thirty (30) days of notice; (C) any step is taken with a view to the winding up, bankruptcy or administration of Krane or UBS; (D) any adverse finding is made in respect of, or official sanction imposed on, Krane or UBS by any relevant regulatory authority which would be likely to affect its ability to perform its obligations under the Sub-Advisory Agreement; or (E) a relevant regulatory authority has held, or is likely to hold, Krane or UBS to be in breach of any regulatory or other duties in relation to the Sub-Advisory Agreement. After an initial period of two years, the Sub-Advisory Agreement will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party, or by the vote of shareholders.

Because the Fund had not commenced operations prior to the date of this SAI, Krane did not pay UBS any subadvisory fees during the prior three fiscal years.

PORTFOLIO MANAGER
Bin Shi has served as the portfolio manager of the Fund since the Fund’s inception and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Shi is a member of UBS Asset Management’s Global Emerging Market and Asia Pacific Equities teams, located in Hong Kong. He is the Country Analyst and Portfolio Manager for China with a focus on Chinese stocks listed on both the overseas and domestic Chinese stock exchanges. Mr. Shi has been with UBS Asset Management since 2006. Prior to joining UBS Asset Management, Mr. Shi spent three years as Head of International Business, portfolio manager and analyst with Boshi Fund Management Co., one of the largest domestic mutual fund companies in China. Prior to that, he worked in the United States for eight years as a portfolio manager and analyst for several U.S. mutual fund firms.

Portfolio Manager Fund Ownership.
The Fund is required to show the dollar range of each Portfolio Manager’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. The Fund had not yet commenced operations as of the date of this SAI and as of March 31, 2020, the Portfolio Manager did not beneficially own shares of the Fund.

Other Accounts.
The Portfolio Manager is responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Bin Shi	0	0	12	$26,844	23	$7,654

*
Information provided is as of December 31, 2020.

Portfolio Manager Compensation.
The Sub-Adviser’s compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture with clear accountability. They also align the interests of investment professionals with the interest of the Sub-Adviser’s clients and other stakeholders.

In general, their total compensation consists of two elements: a fixed component (base salary and benefits) and an annual discretionary performance award that is correlated with investment performance. The fixed component is used to recognize the experience, skills, and knowledge that each employee brings to their role and is set with the aim of being competitive in the industry and monitored and adjusted periodically with reference to the relevant local labor market in order to remain so. The annual discretionary performance award is based on the individual’s financial and non-financial contribution—as assessed through a rigorous performance assessment process—as well as on the performance of their respective function, of UBS and of UBS Group as a whole. The award is delivered in cash, and when total compensation is over a defined threshold, part of the award may be in deferred vehicles.

For awards subject to deferral, the deferred amount is calculated using graduated marginal deferral rates, which increase as the value of the performance award increases and deferred amounts are delivered via two deferral vehicles—75% in the UBS Asset Management Equity Ownership Plan (“AM EOP”) and 25% in the Deferred Contingent Capital Plan (“DCCP”). AM EOP awards generally vest over five years with 40% of the award vesting in year two, 40% in year three and 20% in year five, provided the vesting conditions, including continued service, are met and the awards have not been forfeited on or before the vesting dates. Deferred awards under the AM EOP are granted in the form of Notional Funds. The Notional Funds are aligned to selected UBS Asset Management funds. They provide for a high level of transparency and correlation between an employee’s compensation and the investment performance of UBS Asset Management. This enhances the alignment of investment professionals’ and other employees’ interests with those of UBS Asset Management’s clients. The DCCP is a mandatory deferral plan. Awards under the DCCP vest 100% in year five, subject to vesting conditions, including continued employment, and subject to forfeiture. The Sub-Adviser believes that these deferral plans reinforce the critical importance of creating long-term business value, with both plans serving as alignment and retention tools.

For analysts, performance awards are, in general, based on the performance of some combination of model and/or client portfolios or funds, generally evaluated over one and three years. This is coupled with a qualitative assessment of their contribution considering factors such as the quality of their research, stock recommendations and their communication within and between teams and with portfolio managers.

Description of Material Conflicts of Interest.
The UBS portfolio management team’s management of the Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Fund. A portfolio manager and his or her team manage the Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The portfolio management team manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS has adopted a Code of Ethics that govern such personal trading but there is no assurance that the Code will adequately address all such conflicts.

The Sub-Adviser is a wholly-owned subsidiary of UBS Group AG (“UBS Group”). UBS Group is a worldwide full-service investment banking, broker-dealer, asset management and financial services organization. As a result, the Sub-Adviser, UBS Group and their affiliates (including, for these purposes, their directors, partners, officers and employees) worldwide, including the entities and personnel who may be involved in the investment activities and business operations of the Fund, are engaged in businesses and have interests other than that of managing the Fund. These activities and interests include potential multiple advisory, transactional, financial, consultative, and other interests in transactions, companies, securities and other instruments that may be engaged in, purchased or sold by the Fund.

The Sub-Adviser may purchase or sell, or recommend for purchase or sale, for its investment advisory clients securities of companies: (i) with respect to which its affiliates act as an investment banker or financial advisor; (ii) with which its affiliates have other confidential relationships; (iii) in which its affiliates maintain a position or (iv) for which its affiliates make a market; or in which it or its officers, directors or employees or those of its affiliates own securities or otherwise have an interest. Except to the extent prohibited by law or regulation or by client instruction, the Sub-Adviser may recommend to its clients, or purchase for its clients, securities of issuers in which UBS Group or its affiliates has an interest as described in this paragraph.

The Sub-Adviser manages both accounts that are charged a performance-based fee and accounts that are charged a flat fee or an asset-based fee. Conflicts of interests may arise when managing these accounts side-by-side, as there may be an incentive to favor accounts for which Sub-Adviser receives a performance-based fee. The Sub-Adviser seeks to mitigate these potential conflicts by implementing a number of compliance policies and business processes. Specifically, prior to implementing performance-based fee arrangements, these arrangements are reviewed by the Sub-Adviser to assess whether the proposed fee arrangement would unfairly disadvantage any of its clients. In addition, many of the Sub-Adviser’s strategies are managed on a model basis, meaning the portfolio managers manage a model for the strategy and translation of the models into individual client portfolios is handled by multiple other functions within UBS. This division of labor imparts checks and balances into the portfolio management process that minimizes the potential for one account to be favored over another. The Sub-Adviser’s performance measurement team and compliance personnel monitor for dispersion of investment performance among similarly managed accounts to confirm that no accounts are being favored. The Sub-Adviser has established a trade allocation policy designed to ensure fair and equitable allocation of investments among client accounts. Additionally, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interests.]

CODES OF ETHICS

The Trust, Krane, and Sub-Adviser have each adopted a Code of Ethics as required by Rule 17j-1 under the 1940 Act. The Codes of Ethics apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Codes of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. Each Code of Ethics is on file with the SEC and is available to the public.

PROXY VOTING POLICY

The Trust has delegated to the Adviser, and the Adviser has delegated to the Sub-Adviser, the authority and responsibility for voting proxies on the portfolio securities held by the Fund. The proxy voting policies of the Sub-Adviser are set forth in Appendix A to this SAI.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file Form N-PX with the SEC no later than August 31 of each year. When available, the current Form N-PX for the Fund may be obtained at no charge upon request by calling 855-857-2638. When available, the Fund’s Form N-PX will be posted on the SEC’s website at www.sec.gov.

ADMINISTRATOR

SEI Investments Global Funds Services (the “Administrator”) serves as administrator for the Fund. SEI Investments Management Corporation (“SIMC”), a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in the Administrator. The principal address of the Administrator is One Freedom Valley Drive, Oaks, Pennsylvania 19456. Under an Amended and Restated Administration Agreement with the Trust dated July 9, 2014, as amended (the “Administration Agreement”), the Administrator provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Fund. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services.

For its services under the Administration Agreement, the Administrator is entitled to a fee, based on assets under management, subject to a minimum fee. The Administrator may be reimbursed by the Fund for its out-of-pocket expenses.

CUSTODIAN

Brown Brothers Harriman & Co. (“BBH”) serves as custodian for the Trust. The principal address of BBH is 50 Post Office Square, Boston, Massachusetts 02110. Under a Custodian Agreement with the Trust, BBH maintains in separate accounts cash, securities and other assets of the Fund, keeps all necessary accounts and records, and provides other services. BBH is required, upon the order of the Trust, to deliver securities held by it, in its capacity as custodian, and to make payments for securities purchased by the Trust for the Fund.

TRANSFER AGENT

DST Systems, Inc. (“DST”) serves as transfer agent for the Trust. The principal address of DST is 333 W. 11th Street, Kansas City, Missouri 64105. Under a Transfer Agency Agreement with the Trust, DST acts as a transfer agent for the Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust.

DISTRIBUTOR AND DISTRIBUTION ARRANGEMENTS

SEI Investments Distribution Co., a wholly owned subsidiary of SEI Investments, and an affiliate of the Administrator, serves as Distributor for the Trust. The principal address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Distributor has entered into a Distribution Agreement with the Trust dated November 15, 2018, (the “Distribution Agreement”) pursuant to which it distributes shares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least thirty (30) days’ prior written notice to the other party (i) by vote of a majority of the independent trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with the Advisers or any national securities exchange.

Distribution Plan.
The Fund has adopted a Distribution Plan applicable to the Fund’s Investor Class Shares. Under the Distribution Plan, the Distributor or designated Service Providers, as applicable, may receive up to 0.25% of the Fund’s assets attributable to Investor Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 of the 1940 Act. The Distributor does not receive any compensation from the Fund for the distribution of Institutional Class Shares.

Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur. The 12b-1 Plan is a compensation plan, which means that the Distributor is compensated regardless of its expenses, as opposed to a reimbursement plan which reimburses only for expenses incurred. The Trust intends to operate the Plan in accordance with its terms and with the FINRA rules concerning sales charges.

Intermediary Compensation.
Krane, the Sub-Adviser and/or their affiliates, out of their own resources and not out of Fund assets (
i.e.
, without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”), to the extent permitted by law, for certain activities related to the Fund, including marketing and education support and the sale of Fund shares. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Prospectus and they do not change the price paid by investors for the purchase of the Fund’s shares or the amount received by a shareholder as proceeds from the redemption of Fund shares.

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). Such compensation may also be paid to Intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs. The Adviser periodically assesses the advisability of continuing to make these payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create an incentive for the Intermediary to encourage customers to buy shares of the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Fund has not yet commenced operations and, therefore, there were no public shareholders of the Fund as of the date of this SAI. The Adviser will own the initial shares issued by the Fund and can thus approve any matter requiring shareholder approval.

BROKERAGE TRANSACTIONS

The Adviser or Sub-Adviser assume general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities. The Adviser or Sub-Adviser do not expect to use one particular broker-dealer to effect the Fund’s portfolio transactions. In selecting the brokers or dealers for any transaction in portfolio securities, the Adviser’s or Sub-Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency, and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Adviser or Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances.

When one or more broker-dealers is believed capable of providing the best combination of price and execution, the Adviser or Sub-Adviser are not required to select a broker-dealer based on the lowest commission rate available for a particular transaction. In such cases, the Adviser or Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for brokerage research services provided to the Adviser consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”). Section 28(e) provides that the Adviser or Sub-Adviser may cause the Fund to pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged as long as the Adviser and Sub-Adviser makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. To the extent the Adviser or Sub-Adviser obtain brokerage and research services that it otherwise would acquire at its own expense, the Adviser and Sub-Adviser may have incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.

The Adviser or Sub-Adviser will only obtain brokerage and research services from broker-dealers in arrangements that are consistent with Section 28(e) of the Exchange Act. The types of products and services that the Adviser or Sub-Adviser may obtain from broker-dealers through such arrangements will include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or Sub-Adviser may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker-dealer providing such products and services. Any advisory or other fees paid to the Adviser or Sub-Adviser are not reduced as a result of the receipt of brokerage and research services.

In some cases, the Adviser or Sub-Adviser may receive a product or service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser or Sub-Adviser will make a good faith allocation between the research and non-research uses of the product or service. The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while the Adviser or Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser or Sub-Adviser faces a potential conflict of interest, but the Adviser or Sub-Adviser believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

The Sub-Adviser and its affiliates utilize a common portfolio and trading platform for their clients. Certain investment professionals and other employees of the Sub-Adviser are officers of advisory affiliates and related persons and may provide investment advisory services to clients of such affiliated entities. The Sub-Adviser’s personnel also provide research and trading support to personnel of certain advisory affiliates. Research-related costs may be shared by advisory affiliates and related persons and may benefit the clients of such advisory affiliates. Since research services are shared between the Sub-Adviser and its advisory affiliates, the Sub-Adviser and its advisory affiliates maintain an aggregated research commission budget. Therefore, research services that benefit the Sub-Adviser’s clients may be paid for with commissions generated by clients of its advisory affiliates. Similarly, research services paid for by commissions generated by the Sub-Adviser’s clients may benefit advisory affiliates and their clients. The Sub-Adviser does not allocate the relative costs or benefits of research received from brokers or dealers among its clients because the Sub-Adviser believes that the research received is, in the aggregate, of assistance in fulfilling its overall responsibilities to its clients. The research may be used in connection with the management of accounts other than those for which trades are executed by the brokers or dealers providing the research. For example, equity research may be used for fixed income funds and accounts.

The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Brokerage transactions may be conducted through “affiliated brokers or dealers,” as defined in rules under the 1940 Act. An affiliated broker-dealer will receive compensation from the Fund in connection with the Fund’s portfolio investment transactions conducted through them. This arrangement may present actual or perceived conflicts of interest, but the 1940 Act permits commissions to be paid by a fund to an “affiliated broker or dealer” if such commissions do not exceed the usual and customary broker’s commission. Accordingly, the Fund has adopted compliance policies and procedures to permits such trades so long as, among other matters, the commissions paid to an affiliated broker-dealer are, in the judgment of the Adviser or the Sub-Adviser, reasonable and fair as compared to the commissions charged by other brokers in connection with comparable transactions involving similar securities.

An affiliated broker-dealer may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions for an affiliated broker-dealers other client accounts will be executed independently of the Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. As a result, the affiliated broker-dealer may compete with the Fund for appropriate investment opportunities.

Brokerage Commissions
Because the Fund had not commenced operations as of the end of the fiscal year ended March 31, 2020, the Fund did not pay brokerage commissions on portfolio transactions during such fiscal year.

Directed Brokerage
Because the Fund had not commenced operations as of the end of the fiscal year ended March 31, 2020, the Fund did not pay any brokerage commissions pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser during such fiscal year.

Affiliated Brokers
Because the Fund had not commenced operations as of the end of the fiscal year ended March 31, 2020, the Fund did not pay any brokerage commissions to any affiliated brokers during the three prior fiscal years.

Regular Broker-Dealers
The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of the Fund’s shares.

Because the Fund had not commenced operations prior to the end of the fiscal year ended March 31, 2020, the Fund did not hold any securities of its “regular broker-dealers.”

Portfolio Turnover
Because the Fund had not commenced operations as of the end of the fiscal year ended March 31, 2020, the Fund did not have portfolio turnover information to report for such fiscal year.

PURCHASING AND REDEEMING SHARES

To purchase Investor Class Shares of the Fund for the first time, you must invest at least $2,500 (or $1,000 for individual retirement accounts). There is no minimum for subsequent investments. There is no minimum investment for systematic planned contributions. To purchase Institutional Class Shares of the Fund for the first time, you must invest at least $100,000. There is no minimum for subsequent investments. The Fund reserves the right to waive the minimum initial investment amount required for investment in Investor Class Shares or Institutional Class Shares in its sole discretion with or without notice to you.

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange (“NYSE”) is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year’s Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust’s expectation to pay all redemptions in cash. The Trust retains the right, however, to provide redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund’s securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund, including for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Fund has no current intention to allow purchases in-kind, but under certain circumstances the Fund may allow investors to purchase shares by contributing securities in-kind to the Fund, provided that the securities used to purchase Fund shares are appropriate investments for the Fund, are consistent with the Fund’s investment objective and policies, and meet any other applicable criteria established by the Adviser, such as liquidity. The Fund will value the securities in accordance with its policies and procedures with respect to the valuation of portfolio securities, as of the time at which the Fund determines their net asset value per share of the Fund (the “NAV”) on the day that the securities are contributed to the Fund in-kind. The Adviser has the sole discretion with respect to determining whether particular securities may be used as payment in-kind for Fund shares.

TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Fund is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a RIC
The Fund has elected or intends to elect to be treated, and intends to qualify each year, as a regulated investment company (a “RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c) distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in (a)(i) of the description of the prior paragraph will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the 90% test described in (a) above if such gains are not directly related to a fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of the Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable.

Taxation of the Fund
If the Fund qualifies as a RIC, the Fund will not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends.

If the Fund fails to satisfy the qualifying income test in any taxable year or the diversification requirements for any quarter, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. If these relief provisions are not available to the Fund for any year in which it fails to qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and lower tax rates on qualified dividend income for individual shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

The Fund intends to distribute at least annually to its shareholders substantially all of its taxable income and its net capital gains. Taxable income that is retained by the Fund will be subject to tax at regular corporate rates. If the Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and (iii) will be entitled to claim refunds on properly filed U.S. tax returns to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence..

If the Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For these purposes, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. The Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that the Fund will be able to do so.

Deferral of Late Year Losses
The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing the Fund’s distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”), and certain other late-year losses.

Capital Loss Carryovers
If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Such capital loss carryover can be used to offset capital gains of the Fund in succeeding taxable years. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Fund Distributions
Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions of the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Investors may therefore wish to avoid purchasing shares at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized gains must generally be distributed even when the Fund’s NAV also reflects unrealized losses.

Dividends and other distributions by the Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by the Fund in October, November or December of any calendar year and payable to its shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

Distributions by the Fund of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions from the Fund’s net capital gain (the excess of the Fund’s net long-term capital gain over its net short-term capital loss) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Long-term capital gains are subject to reduced maximum tax rates. In determining its net capital gain for Capital Gain Dividends purposes, a RIC generally must generally treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

Distributions of investment income reported by the Fund as derived from “qualified dividend income” will be taxable in the hands of individuals at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and the Fund level. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (
i.e.
, foreign corporations incorporated in a possession of the United States or in certain countries with comprehensive tax treaties with the United States). Dividends received from foreign corporations may also be treated as qualified dividend income if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. In order for some portion of the dividends received by the Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. If the aggregate qualified dividend income received by the Fund during any taxable year constitutes 95% or more of the Fund’s gross income (excluding net capital gain), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be reported as qualified dividend income.

Dividends paid by the Fund that are attributable to dividends received by the Fund from domestic corporations may qualify for the dividends-received deduction for corporations.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

If the Fund makes distributions to shareholders in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution to each shareholder will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and thereafter as capital gain, assuming the shareholder holds his or her shares as capital assets. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Redemption of Shares
Redemptions of shares of the Fund will generally result in the recognition of gain or loss for federal income tax purposes. Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss. Any loss arising from the sale or redemption of shares of the Fund held for six months or less will be treated for U.S. federal tax purposes as a long-term capital loss to the extent of any capital gains distributions received with respect to such shares (including any amounts credited to the shareholder as undistributed capital gains). For purposes of determining whether shares in the Fund have been held for six months or less, a shareholder’s holding period is suspended for any periods during which the shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.

Upon a redemption of shares, the Fund (or its agent) is generally required to report to the Internal Revenue Service (the “IRS”) and furnish to the redeeming shareholder cost basis and holding period information. The Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use the FIFO (first in, first out) method as the default cost basis method. The cost basis method elected by a shareholder (or the cost basis method applied by default) for each sale of shares may not be changed after the settlement date of each such sale of shares. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting rules apply to them.

Medicare Contribution Tax
A Medicare contribution tax is imposed at the rate of 3.8% on all or a portion of net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding certain thresholds, and on all or a portion of undistributed net investment income of certain estates and trusts.

Backup Withholding
The Fund (or financial intermediaries, such as brokers, through which a shareholder holds Fund shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is currently 24%.

Federal Tax Treatment of Certain Fund Investments
Transactions of the Fund in options, futures contracts, hedging transactions, forward contracts, swap contracts, straddles and foreign currencies may be subject to various special and complex tax rules, including mark-to-market, constructive sale, straddle, wash sale and short sale rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by the Fund.

The Fund is required, for federal income tax purposes, to mark to market and recognize as income for each taxable year its net unrealized gains and losses as of the end of such year on certain regulated futures contracts, foreign currency contracts and options that qualify as Section 1256 contracts in addition to the gains and losses actually realized with respect to such contracts during the year. Except as described below under “Certain Foreign Currency Tax Issues,” gain or loss from Section 1256 contracts that are required to be marked to market annually will generally be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders.

Certain Foreign Currency Tax Issues
The Fund’s gain or loss on foreign currency denominated debt securities and on certain other financial instruments, such as forward currency contracts and currency swaps, that is attributable to fluctuations in exchange rates occurring between the date of acquisition and the date of settlement or disposition of such securities or instruments generally will be treated under Section 988 of the Code as ordinary income or loss. Moreover, any gain or loss attributable to fluctuations in exchange rates between the time the Fund accrues income or gain in a foreign currency and the time the Fund converts such income or gain from the foreign currency to the dollar will also generally be treated as ordinary income. The Fund may elect out of the application of Section 988 of the Code with respect to the tax treatment of any foreign currency forward contracts (if it invests in any such contracts) to the extent that (i) such contract is a capital asset in the hands of the Fund and is not part of a straddle transaction and (ii) the Fund makes an election by the close of the day the contract is entered into to treat the gain or loss attributable to such contract as capital gain or loss.

The Fund’s forward contracts may qualify as Section 1256 contracts if the underlying currencies are currencies for which there are futures contracts that are traded on and subject to the rules of a qualified board or exchange. However, a forward currency contract that is a Section 1256 contract would, absent an election out of Section 988 of the Code as described in the preceding paragraph, be subject to Section 988. Accordingly, although such a forward currency contract would be marked to market annually like other Section 1256 contracts, the resulting gain or loss would be ordinary. If the Fund were to elect out of Section 988 with respect to forward currency contracts that qualify as Section 1256 contracts, the tax treatment generally applicable to Section 1256 contracts would apply to those forward currency contracts: that is, the contracts would be marked to market annually and gains and losses with respect to the contracts would be treated as long-term capital gains or losses to the extent of 60% thereof and short-term capital gains or losses to the extent of 40% thereof. If the Fund were to elect out of Section 988 with respect to any of its forward currency contracts that do not qualify as Section 1256 contracts, such contracts will not be marked to market annually and the Fund will recognize short-term or long-term capital gain or loss depending on the Fund’s holding period therein. The Fund may elect out of Section 988 with respect to some, all or none of its forward currency contracts.

Finally, regulated futures contracts and non-equity options that qualify as Section 1256 contracts and are entered into by the Fund with respect to foreign currencies or foreign currency denominated debt instruments will be subject to the tax treatment generally applicable to Section 1256 contracts unless the Fund elects to have Section 988 apply to determine the character of gains and losses from all such regulated futures contracts and non-equity options held or later acquired by the Fund.

Foreign Investments
Income received by the Fund from sources within foreign countries (including, for example, dividends on securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. Foreign taxes paid by the Fund will reduce the return from the Fund’s investments.

The Fund does not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross income and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

Passive Foreign Investment Companies
If the Fund holds shares in “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. The Fund may be eligible to elect to treat a PFIC as a “qualified electing fund” under the Code, in which case, the Fund would generally be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, the Fund may make a mark-to-market election that would result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this excess income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. In order to distribute this income and avoid a tax at the Fund level, the Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss.

Investments in MLPs
Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund’s taxable income, but those deductions may be recaptured in the Fund’s income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the Fund at the time the deductions were taken by the Fund, and even though those shareholders will not have corresponding economic gain on their shares at the time of the recapture. In order to distribute recapture income or to fund redemption requests, the Fund may need to liquidate investments. Effective for taxable years beginning after December 31, 2017, the Code generally allows individuals and certain other non-corporate entities a deduction for 20% of “qualified publicly traded partnership income,” such as from MLPs. However, the Code does not include any provision for a RIC to pass the character of its qualified publicly traded partnership income through to its shareholders. As a result, an individual investor who invests directly in MLPs will be able to receive the benefit of such deductions, while an individual shareholder in the Fund will not receive that benefit with respect to MLPs in which the Fund invests.

Tax-Exempt Shareholders
Under current law, income of a RIC that would be treated as unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if, for example, (i) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

Non-U.S. Shareholders
In general, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. The withholding tax will not apply to properly designated interest-related dividends and short-term capital gain dividends. Backup withholding, discussed above, will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the U.S.

Non-U.S. persons are subject to U.S. tax on disposition of a “United States real property interest” (a “USRPI”). Gain on such a disposition is sometimes referred to as “FIRPTA gain”. The Code provides a look-through rule for distributions of “FIRPTA gain” if certain requirements are met. If the look-through rule applies, certain distributions attributable to income treated as received by the Fund from REITs may be treated as gain from the disposition of a USRPI, causing distributions to be subject to U.S. withholding tax at rates of up to 21% and requiring non-U.S. investors to file nonresident U.S. income tax returns. Also, such gain may be subject to a 30% branch profits tax in the hands of a non-U.S. shareholder that is treated as a corporation for federal income tax purposes. Under certain circumstances, the Fund may itself qualify as a USRPI, which would result in similar consequences to certain non-U.S. investors.

A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States (“effectively connected income or gain”) or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

Ordinary dividends, redemption payments and certain capital gain dividends paid to a non-U.S. shareholder that fails to make certain required certifications, or that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471, are generally subject to withholding tax at a 30% rate. The withholding tax may apply to any U.S.-source “withholdable payments” made to a non-U.S. entity unless the non-U.S. entity enters into an agreement with either the IRS or a governmental authority in its own country, as applicable, to collect and provide substantial information regarding the entity’s owners, including “specified United States persons” and “United States owned foreign entities,” or otherwise demonstrates compliance with or exemption from FATCA. The term “withholdable payment” for these purposes would include dividends and capital gain distributions by the Fund and the gross proceeds from the disposition of Fund shares. The withholding tax regime went into effect on July 1, 2014 with respect to U.S.-source income, and it is scheduled to begin on January 1, 2019 with respect to U.S.-source investment sale proceeds. Non-U.S. investors should consult their own tax advisers regarding the impact of this recent legislation on their investment in a Fund.

In order for a non-U.S. investor to qualify for an exemption from backup withholding and to claim tax treaty benefits, the foreign investor must comply with certain certification requirements. Foreign investors in the Fund should consult their tax advisers in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

A beneficial holder of shares who is a non-U.S. person may be subject to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain as described above will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Certain Reporting Regulations
Under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more in any single tax year or, for a corporate shareholder, $10 million or more in any single tax year, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Chinese Tax Considerations
Although Chinese law provides for a 10% withholding tax (“WHT”) on capital gains realized by non-residents, significant uncertainties remain regarding the implementation of this law. Such uncertainties may result in capital gains taxes imposed upon a Fund relative to securities of companies headquartered, managed or listed in China. While the application and enforcement of this law with respect to a Fund remain subject to clarification, to the extent that such taxes are imposed on any capital gains of a Fund, a Fund’s NAV or returns may be adversely impacted.

In addition, there is uncertainty as to the application of China’s value added tax to a Fund’s activities. The imposition of such taxes, as well as future changes in applicable PRC tax law, may adversely affect a Fund. In light of this uncertainty, each Fund reserves the right to establish a reserve for such tax, although none currently do so. If a Fund establishes such a reserve but is not ultimately subject to these taxes, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if a Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax. Investors should note that such provision, if any, may be excessive or inadequate to meet actual Chinese tax liabilities (which could include interest and penalties) on a Fund’s investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant PRC tax authorities.

Per a circular (Caishui [2014] 79), the Fund is temporarily exempt from the Chinese tax on capital gains (“CGT”) on trading in A-Shares as a QFII or RQFII on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect as of November 17, 2014, and the Shenzhen Stock Exchange through the Shenzhen-Hong Kong Stock Connect as of December 5, 2016. There is no indication as to how long the temporary exemption will remain in effect. Accordingly, the Fund may be subject to such taxes in the future. If Krane expects such CGT on trading in domestic Chinese equity securities to be re-imposed, the Fund reserves the right to establish a reserve for such tax. If the Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if a Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated the Fund’s payment of it. On November 7, 2018, the Chinese government issued a three-year exemption from the corporate income tax withholding tax and value added tax for China-sourced bond interest derived by overseas institutional investors, but its application, such as with respect to the type of debt issuers covered by the exemption, and whether such taxes will be implemented again after November 6, 2021, remains unclear in certain respects.

The Funds reserve the right to establish a reserve for taxes which present uncertainty as to whether they will be assessed, although it currently does not do so. If a Fund establishes such a reserve but is not ultimately subject to these taxes, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if a Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax. Investors should note that such provision, if any, may be excessive or inadequate to meet actual tax liabilities (which could include interest and penalties) on the Fund’s investments. Any taxes imposed in connection with a Fund’s activities will be borne by the Fund. To the extent Krane or a sub-adviser, through the use of a QFII or RQFII license, pays any taxes in connection with a Fund’s transactions in PRC securities, the Fund will repay them for such tax expenses. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant tax authorities.

As discussed above under “— Foreign Investments,” even if a Fund qualifies and elects to pass through foreign taxes to its shareholders, your ability to claim a credit for such taxes may be limited.

General Considerations
The federal income tax discussion and the discussion of the Chinese tax considerations set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Fund, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

DETERMINATION OF NAV

This information supplements and should be read in conjunction with the section in the Prospectus entitled “Calculating NAV.”

The NAV per share of a Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for a Fund normally is calculated by the Administrator and determined as of the regularly scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the Exchange is open.

In calculating the values of a Fund’s portfolio securities, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which a Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange-traded options are valued at the last reported sales price on the exchange on which they are listed. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time. Prices for most securities held by a Fund are provided daily by independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued at the last reported sale price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. If there is no such reported sale, such securities are valued at the most recently reported bid price.

Securities for which market prices are not “readily available,” or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from the Trust’s third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time. A Fund may fair value certain of the foreign securities held by a Fund each day a Fund calculates its NAV.

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations.

If the Adviser becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Valuation Committee be called.

With respect to trade-halted securities, the Trust typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless the Adviser recommends and the Trust’s Fair Valuation Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (“Collared Securities”). Fair value determinations for Collared Securities will generally be capped based on any applicable pre-determined “limit down” or “limit up” prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Underlying Index. This may adversely affect a Fund’s ability to track the Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day. In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when you will not be able to purchase or sell your shares.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay out dividends and distribute its net realized capital gains, if any, to investors at least annually. The Fund may make distributions on a more frequent basis. The Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

OTHER INFORMATION

Portfolio Holdings
The Board has approved portfolio holdings disclosure policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of the Fund’s portfolio holdings and the use of material non-public information about the Fund’s holdings. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings, including, portfolio characteristics is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Advisers, Distributor, or any affiliated person of the Fund, the Advisers or the Distributor. The policies and procedures apply to all officers, employees, and agents of the Fund, including the Adviser and the Sub-Adviser.

Information concerning the Fund’s portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information to (i) certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Adviser and other service providers, such as the administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund’s current registration statement.

From time to time, information concerning Fund portfolio holdings also may be provided to other entities that provide services to the Fund, including, among others, rating or ranking organizations, such as Standard & Poor's, Morningstar, or Lipper Analytical Services, in the ordinary course of business, prior to the date portfolio holdings information is made available on the Fund's website as indicated in the Fund's prospectus.

The Fund’s chief compliance officer, or a compliance manager designated by the chief compliance officer, also may grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event will the Fund, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Trust’s portfolio holdings policies and procedures by the Fund’s chief compliance officer and the Fund, (2) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings policies and procedures, and (3) considering whether to approve or ratify any amendment to any of the portfolio holdings policies and procedures. The Board and the Fund reserve the right to amend the policies and procedures in their sole discretion at any time and from time to time without prior notice to shareholders. For purposes of the policies and procedures, the term “portfolio holdings” means the equity and debt securities (
e.g.
, stocks and bonds) held by the Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Fund, if any, which are not disclosed.

In addition to the permitted disclosures described above, the Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-PORT. These reports are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

No person is authorized to disclose the Fund’s portfolio holdings or other investment positions except in accordance with the Trust’s policies and procedures.

Voting Rights
Each share of the Fund is entitled to one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shareholders receive one vote for every full Fund share owned. At such time as the Trust offers multiple funds, each fund will vote separately on matters relating solely to that fund. All shares of the Fund are freely transferable. For funds with multiple classes, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the 1940 Act. However, for the purpose of considering removal of a Trustee as provided in Section 16(c) of the 1940 Act, a special meeting may be called by shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting. Shareholder inquiries can be made by contacting the Trust at the number and website address provided under “Shareholder Inquiries” below.

Shareholder Inquiries
Shareholders may visit the Trust’s web site at www.kraneshares.com/mutual-funds/krane-ubs-china-a-share-fund or call 1.855.857.263 or call to obtain information about account statements, procedures, and other related information.

DISCLAIMER

The Adviser and the Fund make no representation or warranty, express or implied, to the owners of shares of the Fund or any members of the public regarding the advisability of investing in securities generally or in the Fund particularly.

COUNSEL

K&L Gates LLP, 1601 K Street NW, Washington, DC 20006, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103, the Trust’s independent registered public accounting firm, provides audit and tax services and other assurance services with respect to filings with the SEC.

FINANCIAL STATEMENTS

Once available, the Fund’s financial statements will be incorporated by reference into this SAI.

APPENDIX A - PROXY VOTING POLICY

Form N-1A requires an investment company to describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities. In connection with this requirement, the Trust’s Board has delegated voting of the Fund’s proxies to Krane Funds Advisors, LLC (“Adviser” or “KFA”), subject to the Board’s oversight. The Adviser has delegated voting of the Fund’s proxies to the Sub-Adviser. The Board has directed that proxies be voted consistent with the Fund and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Sub-Adviser has adopted the following as its proxy voting policies and procedures:

For professional and qualified investors only

Proxy Voting

Summary Policy & Procedures
UBS Asset Management

Our approach to Stewardship

UBS Asset Management is a large scale asset manager, providing traditional, alternative, real estate, infrastructure and private equity investment solutions to institutional investors, financial intermediaries and private clients worldwide.

At UBS Asset Management we believe that ESG factors can protect and enhance the value of our clients' investments by adding value to portfolios within the same risk/return profile. Sustainable investing is grounded in the broader use of material ESG information in the investment analysis process and the belief that such information will lead to better informed investment decisions.

Integral to this belief is that effective stewardship of our client assets is an core element of our fiduciary duty. We recognize that our clients expect us to ensure the alignment of our approach with their own investment beliefs, policies and guidelines.

UBS Asset Management's stewardship policy is our commitment to act as active owners of assets held and managed on behalf of our clients.

In this regard, in addition to being signatories to the UN Principles for Responsible Investment, we are also signatories to codes of best practice in respect of investor stewardship in Hong Kong, Japan, Taiwan and the UK. We have also endorsed the ISG US Stewardship Principles and ICGN Global Stewardship Principles.

Carrying out our stewardship responsibilities involves:

–	Building relationships with companies through regular and on-going engagement;
–	Tracking progress of our dialogue with companies;
–	Voting on all resolutions globally, where practical, in line with clients’ statements of investment principles;
–	Working with other shareholders where appropriate;
–	Reporting to clients.

Engagement practices

We believe that engaging with investee companies enables us to identify longer-term issues that drive company value and contribute to the success of the investment over time.

Our engagements often relate to the governance practices of companies, however there is increasingly a focus on longer-term sustainability trends that have a material impact on company performance, such as climate change, environmental management and human capital performance.

We aim to be engaged shareholders and encourage companies to have strong and effective governance and a high standard of corporate behavior. These efforts involve reaching out to both executive and, ideally, non- executive, board members in order to understand the company strategy and to provide our feedback on which measures can be taken to unlock long-term value and mitigate risk, when deemed necessary from an investment perspective.

Proxy Voting

It is our belief that voting rights have economic value and should be treated accordingly. Where clients of UBS Asset Management have delegated to us the discretion to exercise the voting rights for shares they beneficially own, we have a fiduciary duty to vote such shares in the clients’ best interest and in a manner which achieves the best economic outcome for their investments.

Voting enables us to voice our opinion to a company on a broad range of topics and is a way of encouraging boards to listen to and address investor concerns. As a result we consider voting to be an important part of our oversight role and integral to both the investment process and our overall stewardship approach.

We have been voting on a discretionary basis on behalf of our clients since 1995 and implemented our first internal voting policy in 1998.

We vote globally in over 55 countries across both our actively managed and index/rules based passive strategies. We seek to vote all shares held consistently across our range of investments, in order to maximize the outcome of the vote.

As long-term shareholders we will generally seek to support current management initiatives. However where we have concerns with a company arising from our stewardship and engagement activities, or in relation to a particular resolution that we believe is not in the interests of our clients, we may choose not to support a particular proposal. This includes resolutions put forward by both company management and outside parties.

In some circumstances we may determine that the voting of a particular proxy would not deliver sufficient benefit to clients, in which case we may abstain or choose not to vote. This can include when there is documentation we are unable to provide, a requirement for a representative to physically attend a meeting in order to vote, or if the process of voting restricts our ability to manage a portfolio during the voting period.

Our Environmental, Social and Corporate Governance (ESG) Guidelines

Overview and Key Principles

These guidelines describe the approach of our Equities, Fixed Income, Multi Asset and Investment Solutions investment areas to corporate governance, environmental and social factors during the exercise of voting rights on behalf of our clients (which include funds, individuals, pension schemes and all other advisory clients). They also apply to the listed real estate securities held within the Global Real Estate investment area.

We apply these guidelines globally, however they permit us the discretion to reflect local laws or standards where appropriate and enable us to take into account the diverse nature and investment autonomy of our capabilities.

Underlying our voting and ESG guidelines principles we have two fundamental objectives:

1.	To act in the best financial interests of our clients to enhance the long-term value of their investments.
2.	To promote best practice in the boardroom and ensure that investee companies are sustainable and successful.

While there is no absolute set of standards that determine appropriate governance under all circumstances, and no set of values that will guarantee ethical board behavior, there are certain principles which we consider are appropriate to protect the economic value of our clients' investments.

We have outlined below our expectations and will generally exercise voting rights on behalf of clients in accordance with the guidance and principles outlined in this document.

Section 1 - Board of Directors

We believe that good corporate governance should, in the long-term, lead towards both better corporate performance and improved shareholder value. Thus, we expect board members of companies in which we have invested to act in the service of the shareholders, view themselves as stewards of the company, exercise good judgment and practice diligent oversight of the management of the company. A commitment to acting in as transparent a manner as possible is fundamental to good governance.

Roles and responsibilities of the Board

Role of the Board
Key functions for the board include setting the company's strategy, providing oversight of management and ensuring the long-term sustainability of the company for all stakeholders. When setting the strategy the board should take into account short-term issues as well as long-term trends which may affect the company's business.

It is therefore essential that the Board operates effectively, is comprised of high caliber individuals with appropriate and diverse experience capable of providing good judgment and diligent oversight of the management of the company, preferably with an independent Chair.

When our view of management is favorable, we generally support current management initiatives. When our view is that changes to the management structure would probably increase shareholder value, we may not support existing management proposals. If management’s performance has been questionable we may abstain or vote against specific proxy proposals.

Board responsibilities
For effective discharge of board responsibilities:
–	The whole board should be fully involved in endorsing strategy and in all major strategic decisions (e.g. mergers and acquisitions);
–	The non-executive directors should provide a challenging but positive environment for the executive directors;

The board should ensure that at all times:
–	Appropriate management succession plans are in place;
–	The interests of executives and shareholders are aligned;
–	The financial audit is independent and accurate;
–	The brand and reputation of the company is protected and enhanced ;
–	A constructive dialogue with shareholders is encouraged;
–	It receives all the information necessary to hold management to account.

Board Structure

Chair/CEO
An effective Chair is key to the success of a company. Our general view is that the positions of Board Chair and Chief Executive Officer should ideally be separated and held by two individuals.

We will usually vote to support proposals seeking to split these key roles where we believe it will lead to better company management.

In the following situations we may choose to support a lead director board structure:
–	Where it is clear that the structure provides an appropriate counterbalance to the Chair/CEO;
–	Where a clear explanation has been provided as to why an alternative structure is appropriate;
–	Where the board meets our threshold for overall level of independence.

We will generally not support the election of an existing CEO moving to the position of Chair of the Board, except as an interim measure in exceptional circumstances when fully explained by the company.

Lead/Senior Independent Director
We will support the appointment of a Senior Independent Director who should be regarded as independent on appointment.

The Lead/Senior Independent Director can act as an intermediary for the other board directors but also as a liaison between the board and the company's shareholders.

We would expect the Lead/Senior Independent Director to have well defined responsibilities in order to be able to challenge the CEO and other executives.

Board Independence
Boards should have a balance of independent members in order to provide sufficient challenge and oversight of the Board's decisions and effectiveness.

Where we regard less than 50% of the board to be independent according to the criteria outlined below, we may elect to take the following voting actions:

–
We may vote against the Chair of the Nomination Committee, or other Committee responsible for board appointments, in order to provide a signal that further board succession planning and refreshment is appropriate.

–
If the overall average independence of a key board committee falls below our threshold requirements then we may determine that it is appropriate to vote against the Chair of the relevant committee, or a director serving on the committee who we regard to be non-independent

When taking action we will regard a board member to be non-independent if they:
–	Are the founder;
–	Have been an executive of the company or any subsidiary over the last 3 years;
–	Act as a partner, advisor, director or senior employee of a provider of material professional or contractual services to the company, or any of its subsidiaries over the last years;
–	Have close family ties with any of the company's directors or senior management;
–	Have cross-directorships or significant links with other directors;
–	Are a significant shareholder, or affiliated to a significant shareholder of the company;
–	Have served on the board for longer than 12 years;
–	Have entitlement to performance related pay, stock options, pensions or benefits via large donations to charities of the director's choice.

Nomination and Election process
Board committees form an important element of the operations of an effective board and we expect companies to adhere to best practice in relation to the composition and independence of key board committees.

The Nomination Committee may be comprised of both executive and non-executives, however we expect a majority of members of the committee to be independent.

When proposing the election of a director, the company should provide shareholders with sufficient information to enable us to make an informed decision. This should include the name and biography of the nominee, including skillset, experience and background of the nominee.

If details concerning the nominated individual has not been disclosed then we will not support the candidate's election to the board.

We encourage boards to publish an overall skill matrix for all current and prospective board members, to enable shareholders to determine the mix of experience, background and diversity of the board.

Such a matrix can be beneficial to the Nomination Committee and board in determining where there may be a gaps in knowledge.

Election systems
We support the practice of submitting directors' election annually on an individual basis. When directors are nominated through alternative slates we will support existing directors provided the board has sufficient independence.

Should that not be the case we will support the list with independent nominees when we believe it will improve the composition of the Board.

When the election of various directors is bundled under one voting item, we may vote against the resolution if we have concerns over the appointment of one or more directors and/or if there is a lack of independence of the board generally.

We will generally support proposals that permit shareholders to nominate directors for election to the board. We will also generally vote in favor of shareholder proposals requesting directors to be elected by a true majority voting system.

Employee representation
Where local market practices require it we will generally support the appointment of employee representatives to the Board.

Directors’ term of contracts, including classified or staggered board systems
We are generally supportive of annual elections of directors and support proposals seeking to declassify the Board. However, we will factor in local market requirements and practices and may not automatically vote against the election of a director on the sole basis of the duration of their contract.

Gender Diversity
We are strongly supportive of gender diversity at all levels within companies. We encourage companies to develop a policy and implementation plan to increase female representation at board level, in senior positions and in the workforce more widely.

More specifically, we expect all companies globally to have at least one female board member. In addition, in countries where local country specific guidelines are in place in respect of board diversity, we expect companies to meet relevant thresholds.

If either of these criteria is not met, we may vote against the election of the chair of the board nomination committee, or where such a committee is not in place any individual with the responsibility for determining board nomination.

Conflicts of interest and pledging of company stock
Where there is a clear conflict between management and shareholder interests, even in those cases where management has been effective, we may elect not to support company proposals.

We may decide not to support the re-election of a director who has pledged a personal holding against loans or debts representing more than 10% of the issued share capital.

Size
We would generally vote to support proposals which seek to fix the size of the board and/or require shareholder approval to alter the size of the board. However we will vote against proposals to set the board size of more than 16 and less than 5 members.

Attendance
Attendance at board meetings is a clear requirement for all board members. We understand that there are often extenuating circumstances which may result in not all members being present, however we would usually not support the re-election of a director when the nominee has attended less than 75% of meetings for a second consecutive year without sufficient explanation.

External commitments
We expect that directors of public listed companies should be able to commit the required time to their responsibilities.

Where an individual has a high level of board positions, as an executive and/or non-executive, we will review their overall commitments.

We may examine other measures of effectiveness including attendance levels, relevance of skill set and types of position for a director holding multiple directorships. We will generally not support the election of a director who we consider holds an excessive number of overall positions.

Tenure
We favor boards which have a healthy rate of experience and renewal of non-executive directors. We may examine the circumstances surrounding board tenure when a majority of the directors have been in the current position longer than 12 years.

Succession planning
We would expect a company to have effective plans in place for the succession of both the non-executives and executives on the board. The Chair of the Board should pay particular attention to succession planning as part of their role.

Board discharge and poor practices
We will generally vote in favor of the resolution to discharge the Board unless there are significant concerns with regard to internal control, financial accounts or current investigation against directors.

We will vote against the election of a director convicted of market or accounting manipulation, fraud or corruption.

We will also not support the re-election of a director who received less than 50% of votes in favor when last due for election but who subsequently was retained on the board.

Proxy Contests
We review proxy contests on a case-by-case basis. We will study the rationale put forward by the contestant and each item on the contestant's agenda. We will carefully review the experience and expertise of the candidates, together with the response of the company. Although we may understand the contestant's perspective, the potential disruption to the board functioning and the company in general may lead us to support management.

However in cases where we believe that a change to the board would be in the best interests of all stakeholders we will support the nomination of the dissident.

Performance evaluation
We expect the board to maintain and enhance the reputation of the company and we will hold directors to the highest ethical standards.

We also expect the Board to be responsive to shareholders and engage with them regularly.

In cases where the board's performance has been questionable, or if the board ignored a previous shareholder vote which received majority support, we may abstain or vote against specific proposals or board members.

Section 2 - Shareholders' Rights

One share-one vote
We believe that votes at a company meeting should be determined on the basis of 'one share-one vote'. We will not support management initiatives to create dual classes of stock, which may serve to insulate company management from shareholder opinion and action, or which may transfer the full control over the company to one shareholder disproportionally to their economic interest in the company.

We generally support shareholder proposals to eliminate dual class schemes and will not support cumulative voting proposals or the introduction of double voting rights.

Additional shareholder rights
We generally support resolutions which are designed to provide additional rights to shareholders. We will support shareholder proposals to reduce supermajority voting limits and support proposals calling for confidential voting.

We may support proposals that allow shareholders to act by written consent and which give the right to shareholders to call a special meeting, provided they are not overly restrictive.

Poison pills
We are not supportive of anti-takeover mechanisms as they undermine shareholders' rights to make a decision over their own investments. We believe that poison pills should be voted on by shareholders and we will generally support attempts to bring them before a shareholders' vote. We may also elect not to support directors who implemented a poison-pill or changed the company's bylaws without seeking prior shareholder approval.

Similarly, we generally do not support any proposals which authorize the issuance of new stock without defined terms or which have conditions that are intended to thwart a take-over or restrict effective control by shareholders.

Disclosure
Companies should act and disclose information to its shareholders in a manner as transparent as possible.

We expect companies to disclose any relevant materials ahead of a General Meeting, allowing sufficient time for
s
hareholders to review, analyze and engage upon the information disclosed.

In certain instances when we do not have enough information, we may abstain from voting or vote against a particular proposal.

Bundled items
In addition to providing transparent explanations with sufficient time ahead of a General Meeting, companies are expected to submit resolutions on an individual basis and not to bundle items under one resolution. The practice of combining resolutions leaves shareholders with an all or nothing choice.

We will generally vote against proposals which bundle several voting items under one when we have concerns regarding at least one of the items.

Section 3 – Capital

Capital allocation
One of the key responsibilities of the board is to allocate capital appropriately in order to drive forward the company's business, generate growth and create value for both its shareholders and all stakeholders.

We pay particular attention to the board's ability to allocate capital well and may vote accordingly when we see that this is not the case.

Share issuances
Any new share issuance should require shareholder approval. We will support only reasonable share issuance authorities that would not lead to significant dilution for existing shareholders. We will generally only support requests for issuance of equity capital up to an aggregate maximum of 20% of existing share capital, of which up to 10% may be issued without pre-emption rights. In specific circumstances we may approve a share issuance in excess of this limit if it is linked to a specific transaction that we are supportive of.

Similarly, we will only support reasonable authorities for the issuance of convertible instruments. Any new debt demand will also be closely monitored and we will generally sanction any potential excessive increase in debt where there is insufficient justification, particularly where convertible instruments may lead to dilution for existing equity shareholders and which exceeds our 20% limit for equity issuance.

Share buy-backs
We will typically support company proposals to implement a share buyback program up to a limit of 15% of the existing issued capital. Ideally share buy-back proposals should lead to cancellation of the shares, to prevent re-issue without authority from shareholders.

Mergers, acquisitions, asset disposals
Each will be considered and reviewed on a case-by-case basis, with a decision taken based upon whether value is being created for shareholders and if the transaction proposed has strategic merit for the company.

Based on our research and analysis, we may then elect to support transactions which increase shareholder value in the longer term, and may vote against proposals that do not.

Dividend policy
We will generally support management proposals to approve the dividend unless we have concerns regarding the overall level set for payment, or balance between return for shareholders and future capital investment.

Section 4 – Audit and Risk Oversight

Board oversight
The board is responsible for the company's audit and risk structure. It is therefore vital that the board appoints an Audit/Risk Committee.

The Audit/Risk Committee has a key role, with direct responsibility for the integrity of financial statements, audit quality and robustness of internal controls.

Thus, objectivity, independence and accounting/audit/ financial expertise is crucial.

We therefore expect at least 2/3 of the non- executive directors serving on this committee to be regarded as independent. However in the UK we expect the entire committee to be comprised of independent directors. If this is not the case, we may vote against the election of a non- independent director who is a member of the Audit Committee.

Companies which are exposed to significant risks, such as financial institutions, would be expected to appoint a separate Risk Committee.

Internal audit
Companies should have a robust internal audit system with a clear process to identify any potential risks and to manage these risks. We expect companies to have a transparent internal risk reporting process.

External or Statutory auditor
Companies should appoint independent external auditors to review the financial statements and accounts. We will support the appointment by the board of external auditors if we believe auditors are competent and professional, subject to periodic review.

Where it is identified that the external audit company has failed to raise pertinent issues or is under investigation for misstatements we may not approve their re-appointment.

If a company does not rotate the audit partner in line with national best practice requirements then we may elect to vote against the Chair of the Audit Committee. We may also vote against the Chair of the Audit Committee of UK companies when the audit services have not been put to tender after 10 years.

For Japanese companies, we will vote against the appointment of the internal or non-independent outside statutory auditor if less than half of the statutory auditors are classified as independent.

Transparency and financial reporting
Where a company does not provide their Report and Accounts signed off as complete by a qualified auditor ahead of the General Meeting we may decide not to support any proposal to approve the company's financial statements.

Should the company receive a qualified opinion of the report and accounts we expect the company to provide a full and satisfactory explanation.

If this is not the case we may vote against any proposals to approve the report and accounts, the associated discharge of directors or nomination of members of the audit committee.

Remuneration of auditors
We may not support the re-appointment of auditors or approval of auditor remuneration where the total level of non-audit fees exceeds audit related fees for the second successive year without a valid explanation.

Section 5 – Remuneration

General principles
Fundamental to all schemes and pay structures is the underlying principle that compensation should be aligned with the performance and the strategy of the company and the outcomes for shareholders.

Companies should seek to design their remuneration policies and practices in a manner that suits the needs of the particular company given the sector and business environment it operates in.

We do not require companies to automatically adopt the same approach as peers and will not automatically penalize companies that implement structures that differ from market practice.

However, where remuneration practices differ substantially from usual standards we expect a company to provide a clear explanation of how the structure is in shareholders’ long-term economic interests.

We expect remuneration schemes to:

–	Contain an appropriate level of fixed pay;
–	Include both short and long-term elements in respect of any variable awards. The expected value of long-term awards granted should exceed those of short-term awards;
–
Encourage a long-term perspective - with the measurement period for the long-term bonus element to be at least three years, with executives encouraged to hold shares for a further period, particularly for those in the financial sector;

–	Include stretching performance hurdles that are designed to promote sustainable value creation in line with the strategy of the company, which are not based solely on financial or accounting ratios;
–	Require a high level of personal shareholding to ensure alignment of interest with shareholders;
–	Enable the remuneration committee sufficient flexibility to make adjustments as a result of unintended outcomes from plans.

When determining if we will support a remuneration scheme we will evaluate the above criteria and the overall approach to compensation taken by the company. Where we identify concerns we may not support a remuneration scheme.

C
ommon reasons for this include:
–	When we identify a misalignment either during the reporting year or over a period of time between maximum remuneration outcomes and company performance;
–	When the company has not clearly outlined the correlation between the remuneration scheme and shareholder value;
–	If a salary increase has been awarded of greater than 10% without a reasonable explanation.
–	When disclosure is less than market best practice, including where the company requests permission not to disclose individual director's remuneration;
–	Where the company uses discretion in awarding a one-off variable pay award without sufficient explanation;
–	Where the company has not disclosed a sufficient explanation for a retention or recruitment payment, or where a recruitment payment is not performance based;
–	If we determine that remuneration is high in relative to peers without appropriate rationale or explanation, including the selection and appropriateness of the company’s selected peers;
–	When vesting conditions are not deemed appropriate or sufficiently challenging;
–	Where no mention of the use of performance criteria for the vesting of long-term awards is provided or the company states there will not be any disclosure of performance criteria;
–	In situations where the long-term incentive plan allows for re-testing, or the company amends performance criteria retrospectively during the term of the scheme;
–	Where less than 50% of a long-term incentive award is subject to performance conditions, or have a vesting period of less than 3 years;
–	If the company has used a benchmarking exercise as an reason to raise the pay of executives without wider explanation;
–	When the salary of an incoming Chief Executive is positioned higher than that of their predecessor without an adequate explanation;
–	If the company does not respond to shareholder concerns that have been raised in a previous vote upon remuneration;
–	Severance packages which exceed 2 years fixed salary plus average bonus pay;
–	Pension contribution rates exceed 30% of fixed salary;
–	When multi-year guarantees for salary increase, bonuses or equity compensation have been provided.
–	In markets where clawback policies are best practice, we may vote against any scheme where a clawback provision is not part of the remuneration scheme.

Remuneration/Compensation Committee
We expect the board to appoint a specific committee to manage the compensation approach of the company.

Compensation should be set according to industry and market standards, taking advice from benefits consultants where appropriate.

The Remuneration/Compensation Committee should be comprised only of non-executive directors and we will generally not support the election of an executive director who serves on this committee.

A majority of the non-executive directors serving on the committee should be regarded as independent, as per the criteria outlined above.

However for UK companies we expect the entire committee to be comprised of independent directors, in line with best practice.

When determining the level of overall compensation to be paid to executives the compensation committee should:
–	Only pay what is necessary and seek to avoid excessive awards;
–
Determine the appropriate compensation level that is required to attract, retain and reward competent directors and executives and who are fundamental to the long-term sustainable growth of the company;

–	Implement a scheme which is simple in structure and able to be explained to shareholders in a concise manner, preferably with only one long-term element;
–	Ensure that changes to executive remuneration are aligned with the remuneration policy of the workforce in general;
–	Disclose how the remuneration policy is aligned with the strategy and incorporate long-term performance measures;
–	Ensure that the remuneration policy is sufficiently aligned with shareholder interests;
–	Take into account shareholder feedback and previous voting results and re-evaluate remuneration plans that did not receive positive shareholder support;
–	Disclose when remuneration consultants have been used, including the cost of retaining such services;
–	Avoid retention awards or appointment inducements where possible and in the event that these are granted provide a clear explanation as to the justification;
–	Only use benchmarking to establish a frame of reference for what competitors are paying, rather than as a mechanism for matching pay to peers;
–	Select peers that are broadly comparable to the company;
–	Explain where discretion has been used to adjust awards upwards or downwards based upon company performance.

Where a company has received greater than 20% of votes against their remuneration votes in 2 consecutive years, we may seek to vote against the Chair of the Remuneration Committee if the company has made no commitment to make positive changes during that time.

Remuneration transparency
We expect that all senior management and board compensation should be disclosed within the annual financial statements, including the value of fringe benefits, company pension contributions, deferred compensation and any company loans.

Frequency
Compensation plans should be kept simple and put to shareholders vote on a regular basis, preferably on an annual basis.

Performance Conditions
We would expect part of the compensation package to be attached to stringent performance conditions, with an appropriate balance between fixed and variable elements and between short and long-term incentives.

Share/Options awards

Where we determine that company and/or management's performance has not been satisfactory we may object to the issuance of additional shares for the purposes of executive remuneration, such that management is rewarded for poor performance or further entrenches its position.

We will also closely monitor the level of share awards granted to Executive Directors and may not support overly dilutive plans.

We will generally only support directors being granted share awards when joining a new company provided that these have been issued on a like-for-like basis of awards foregone at a previous company. Stock option grants should not be open to retesting or awarded at a discount. In order to increase reporting transparency we believe stock options should be expensed.

Workforce remuneration
We would generally support employee share plans unless company disclosure is insufficient for shareholders to make an informed decision, if dilution is outside reasonable limits or should the grant conditions be unsatisfactory.

Golden parachutes
Golden parachutes will be closely scrutinized and we will look at the company's history of compensation policies as well as the management's performance. We would expect these plans to have double trigger conditions and not to allow automatic vesting or tax gross-ups.

Non-executive directors’ remuneration
Non-employee or non-executive compensation should ideally be paid via a cash salary. In the event that a company elects to grant shares to non-executives these should not be in the form of stock options or with links to specific performance conditions, in order to maintain the independence and objectivity of the recipient.

We may exceptionally support stock option grants to non- executive directors only when we determine that the company's circumstances justify it.

Section 6 – Environmental and Social Matters

Board oversight
Environmental, Social and Governance risks can have a significant impact on the reputation and financial stability of a company. It is therefore essential that the Board has a robust policy and control process in place to manage such risks.

The Board should ensure that it is aware of these issues, to enable the company to benefit from any opportunities which may positively impact the company's business. We are generally supportive of the creation of a specific committee on the Board covering sustainability risks and opportunities.

Environmental and Social issues may not be topics which are regularly submitted on the agenda of General Meetings. However we will often discuss such topics during our meetings with companies where we believe they have economic relevance to the investment.

Shareholder proposals related to ESG factors
We may vote in favor of proposals put forward by shareholders that seek to promote good corporate citizenship and environmental stewardship, while enhancing long-term shareholder and stakeholder value.

Such proposals might refer to, but are not limited to, sustainability disclosure, human capital management, diversity, supply chain's labor standards, bribery and corruption, climate change, water and deforestation.

In determining votes on shareholder social and environmental proposals, the following factors are considered:

–	Whether the proposal itself is well framed and reasonable;
–	Whether adoption of the proposal would have either a positive or negative impact on the company's short- term or long-term share value;
–	The percentage of sales, assets and earnings affected;
–	Whether the company has already responded in some appropriate manner to the request embodied in a proposal;
–	Whether the company's analysis and voting recommendation to shareholders is persuasive;
–	What other companies have done in response to the issue;
–	Whether implementation of the proposal would achieve the objectives sought in the proposal.

Companies disclosures on environmental policies and risks
We expect companies to have a strategy for reducing carbon emissions, to be clear about goals, and to report on progress.

We will generally support proposals that require companies to report to shareholders, at a reasonable cost and excluding proprietary data, information concerning their potential liability from operations that contribute to global warming, their policy on climate risks and opportunities and specific targets to reduce emissions (where such targets are not overly restrictive).

We will generally support proposals that require, or request, information regarding an issuer’s adoption of, or adherence to, relevant norms, standards, codes of conduct or universally recognized international initiatives, including the recommendations of the Financial Stability Board's Task Force on Climate Related Financial Disclosures (TCFD).

In the following circumstances we may choose not to support specific proposals:

–	When the issue(s) presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
–	When the company has already responded in an appropriate and sufficient manner in previous years and the requirements are duplicative of existing reporting;
–	Where the proposal request is unduly burdensome or overly prescriptive.

We may choose to vote against the Board Chairman of a company when we determine that sufficient progress has not been made on specific topics raised during our engagement with companies, in particular in relation to climate change matters discussed as part of our climate related engagement program.

Section 7 - General Corporate Governance matters

Country or regional jurisdiction
Where management have chosen to request the approval of shareholders to change the state or country of incorporation of the company we will consider the background to the proposal and background to the change.

If we consider the move is motivated solely to entrench management or restrict effective corporate governance we may not support the request.

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Political donations
We will generally not support company proposals allowing companies to make political donations and will support shareholder proposals requiring companies to be transparent concerning such donations.

Corporate Lobbying
In general, we will support seeking greater transparency on company lobbying, except where covered by existing legislation and where the company meets such regulation, unless there is a direct reputational risk.

For UK listed companies we may support proposals put forward by companies to make contributions to industry associations that fall under the technical scope of EU legislation, provided that a defined materiality threshold and limit has been disclosed, in line with market practice.

Financial assistance and related party transactions
We will generally not support management proposals seeking to provide financial assistance to specific third party linked entities, unless a clear rationale has been provided.

We will sanction related party transactions that are not in line with shareholders' interests and/or when disclosure is below best market practice.

Articles of Association
We will generally not support a resolution when a lack of disclosure results in shareholders not being able to make an informed voting decision.

Shareholder proposals
We will review shareholder proposals not covered elsewhere in this policy on a case-by-case basis and may choose to support a resolution raised if we believe it to be in shareholder's interests.

We may choose not to support proposals which are too binding or may restrict management's ability to find an optimal solution. We will also endeavor to assess management's initiatives to mitigate the issue raised.

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Appendix 1

Stewardship Committee

UBS Asset Management has established a Stewardship Committee. The Committee will be chaired by the Head of Investments, who will set the membership and who may invite other attendees to present information or offer subject matter expertise on pertinent subjects and may appoint other standing attendees.

The Chair is responsible for:
–	Setting the Committee agenda;
–	Leading the Committee activities and meetings;
–	Appointing the Committee Secretary;
–	Following Stewardship Committee approval, facilitating the approval by the UBS AM Executive Committee of any changes to this Proxy Voting policy;
–	Following Stewardship Committee approval, facilitating any further business approval of membership of any organization that UBS AM plans to join in relation to ESG/ Stewardship.

The Committee Chair will escalate risks and issues in a timely and constructive manner to the President of Asset Management and Head of Compliance & Operational Risk Control (C&ORC), as appropriate.

The Chair will further escalate any relevant issues to the appropriate legal entity Management Committee/ Front to Back Committee for specific impacted legal entities, as described in the formal Terms of Reference.

The Stewardship Committee shall have authority over funds and discretionary client mandates where the traditional business of UBS Asset Management has been granted voting authority. Where a fund specific board has underlying responsibility for voting rights this committee will inform the relevant fund board of the decisions and actions taken, upon request.

The Committee Members are responsible for:
–	Approving/ resolving proxy votes that are proposed to deviate from UBS Proxy Voting policy guidelines, including where we vote upon shares held in UBS Group on behalf of client portfolios.
–	Reviewing and approving votes where the Sustainable Investing team is unable to reach consensus with and among the portfolio management teams.
–	Reviewing and approving membership of any organization that UBS Asset Management intends to join in relation to ESG/ Stewardship.
–	Reviewing and approving requests to participate in the filing of a shareholder resolution.
–	Reviewing and approving the Proxy Voting policy annually, including any changes to scope of country coverage, and approving updates as required.

The Committee shall meet quarterly. In addition, ad-hoc meetings may be held at the discretion of the Chair should matters arise that warrants Committee review. The Committee can also perform duties on ad-hoc basis via email, as required, in respect of voting approvals.

Votes in respect of approval of votes proposed to deviate from UBS Proxy Voting policy shall be representative of a majority of votes cast (4 at least out of the 6). If a committee member is not available, a deputy may represent a member in terms of voting, and if no vote is received from either the member or the deputy within the time limit, then the decision will be determined by the majority of votes by the deadline.

The Chair appoints the Secretary of the Committee, who is responsible for preparing and collating the Committee documentation, and maintaining the agenda, minutes, action and risk logs. Minutes record all decisions taken and all actions agreed. Minutes are circulated to Committee members, attendees and such other persons as the Chair determines.

When important or complex matters are to be dealt with at a meeting, the member putting forward the proposal must provide the Committee Secretary with appropriate documentation sufficiently beforehand. The Committee Secretary is responsible for distribution to the Committee. Minutes are formally approved during the course of the immediate following Committee meeting.

Interaction with Company and Board of Directors

In seeking to have a good understanding of the companies in which we invest, we will seek to have regular dialogue and meetings between our investment analysts, portfolio managers, sustainability/governance specialists and company management, including, at times, members of the board of directors.

These meetings enable us to:
–	Have discussions regarding corporate strategy and objectives;
–	Make an assessment of management's performance;
–	Monitor a particular company's development over time and assess progress against our expectations as investors; and
–	Outline what our expectations are and explain our view on important issues.

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Formal Communications with Company Boards

Nothing in this document should be interpreted as to prevent dialogue with an investee company and/or its advisers by a sector or industry analyst, sustainability/governance specialist or other appropriate senior investment personnel when a company approaches us to discuss governance issues, or resolutions they wish to include in their policy statement.

Where we suspect poor corporate governance standards or sustainability practices may negatively impact the long-term valuation of the company (including loss of confidence in senior management), we will attempt to gather further information from the company and standard information sources.

If action is considered necessary, we will attempt to arrange a meeting with one or more non-executive (outside) directors to gather additional information, learn more about the company's corporate governance practices and communicate our concerns.

If it is determined that appropriate corporate governance practices are not present or are unlikely to be put in place, then we may:

–	Formally communicate our views to the Chair of the Board or the full Board of Directors;
–	Reflect our positions through our votes at the shareholders' general meeting ;
–	Contact other shareholders regarding our concerns;
–	Divest our position in the company.

Any such steps may only be taken in compliance with applicable legislation.

Contacting the Media
UBS Asset Management generally will not comment on any matters relating to corporate governance or proxy issues of any individual company. This policy is based on issues of client privilege as well as assuring compliance with various regulations. Requests from the media for general information relating to the policy, comments on corporate governance or proxy issues relating to a specific security or general, non-specific issues related to corporate governance, should be directed via our UBS Media Relations / Communications groups, who will determine, in liaison with our Compliance officers, if there is to be an exception to this policy.

Proxy Voting Process
We have established a dedicated Stewardship team to manage our proxy voting process.

The team shall:
–	Take necessary steps to determine that we have received ballots for all accounts over which we have voting authority and where we intend to vote;
–	Instruct relevant parties to recall, if possible and practical, securities that are currently on loan so that they may be voted on controversial proxy matters;
–	Implement procedures to identify potential conflicts and vote such proxies in accordance with our Conflict of Interest process;
–	Implement procedures to vote proxies in accordance with a client direction if applicable;
–
Represent UBS Asset Management on relevant market working groups with the view to improving best practices in the area of governance and voting. Participation in such groups will be approved by the Stewardship Committee.

Proxy Voting Disclosure Guidelines
Upon request or as required by law or regulation, UBS Asset Management will:

–	Inform the company (not their agent) where we have decided to vote against any material resolution at their company. Companies may also be provided with the number of shares we own in them.
–
Respond to a proxy solicitor or company agent acknowledging receipt of the proxy materials, inform them of our intent to vote and if, at that time, whether we have voted or not. We will not disclose the manner in which we have voted or the number of shares we own in a company.

–	Disclose to a client or client's fiduciaries, the manner in which we exercised voting rights on behalf of the requesting client.
–	Inform a client of our intended vote.

Disclaimer
In some cases, because of the controversial nature of a particular proxy, our intended vote may not be available until just prior to the deadline. If the request involves a conflict due to the client's relationship with the company that has issued the proxy, the Compliance & Operational Risk Control Department (C&ORC) will be contacted to ensure adherence to UBS Asset Management Corporate Governance principles.

Other than as described above we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, non-clients, the media, or other UBS divisions, but we may inform such parties of the provisions of our policy.

We may communicate with other shareholders regarding a specific proposal but will not disclose our voting intentions or agree to vote in concert with another shareholder without approval from the Chair of the Stewardship Committee and regional Compliance & Operational Risk Department.

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Proxy Voting Reporting
Our aggregated voting record is disclosed on a quarterly basis and available on our website at the following link:

https://www.ubs.com/global/en/asset-management/investment-capabilities/sustainability.html

For our regulated funds in the USA, Canada and Australia we also disclose our voting record on a fund- by-fund basis, which is also posted to our website.

Proxy Voting Conflict of Interest Procedures

UBS Asset Management is a wholly owned subsidiary of UBS Group AG, a leading publically listed financial services group.

We are committed to acting in a consistent and transparent manner. Our principal objective when considering how to vote, or whether to engage with a company, is to ensure that we fulfil our fiduciary duty by acting in the interests of our clients at all times.

Situations where actual and potential conflicts of interest can arise include where:

–	The interests of one client conflict with those of another client of UBS Asset Management;
–	UBS Asset Management invest on behalf of our clients in publically listed shares of UBS Group AG;
–	The listed company whose shareholder meeting is being voted upon is a client UBS Asset Management;
–	Affiliates within the wider UBS Group act as advisor to the company;
–	Board members of UBS Group AG serve on the board of an external company, where UBS Asset Management shall be voting upon their election to the board;
–	The interests of an employee of UBS Asset Management directly conflict with the interests of a client of UBS Asset Management.

In addition to the Proxy Voting Disclosure Guidelines above, UBS Asset Management has implemented the following guidelines to address potential conflicts of interest that arise in connection with our exercise of voting rights.

–	We exercise voting rights in line with UBS guidance and principles and retain a record of any deviation from UBS policies;
–
Where UBS Asset Management is aware of a conflict of interest in voting a particular proxy, a vote will be cast in line with UBS policy guidelines, unless it is identified that such a vote would not be in the best interests of our clients. In that event the
Stewardship Committee will be notified of the conflict and will review whether a vote in line with UBS policy guidelines would be in the best interests of clients and remains consistent with UBS Principles. This includes where UBS Asset Management is invested into publically listed shares of UBS Group on behalf of our clients;

–
As it relates to the voting of UBS shares we will vote in accordance with our internal conflict process, as with all other companies we invest in for clients. This is based upon UBS Asset Management policies and principles. We shall document the rationale for our vote. Exceptions to this policy may be appropriate or necessary where the Stewardship Committee determines that it is prudent to engage an independent fiduciary to manage the voting decision and/or process.

–
In the event that UBS Asset Management are responsible for voting rights over a client portfolio that is invested into units of a publically traded UBS investment or mutual fund, any such voting rights will not be exercised in the event that the fund announces a meeting of unitholders. In such cases any voting rights must be exercised directly by the external client or end beneficiary.

–	Under no circumstances will our proxy voting decisions be influenced by our general business, sales or marketing, with impacted functions remaining outside of our voting decision process;
–
UBS Asset Management and its affiliates engaged in banking, broker-dealer and investment banking activities (“Affiliates”) have policies in place prohibiting the sharing of certain sensitive information. UBS officers are not permitted to discuss voting intentions with an Affiliate and if they are contacted by an Affiliate, contrary to our policy, the contact will refer the matter to our Compliance & Operational Risk group. The Chair of the Stewardship Committee will also be advised, who may advise the President, AM. In specific circumstances our Compliance group may discuss the matter with their counterparts at Affiliates;

–	UBS provide specific and periodic training for employees outlining their responsibilities in relation to conflicts of interest;
–	Where UBS Group has provided seed capital to a fund of UBS Asset Management (UK) Ltd any voting rights arising from such capital will not be exercised;

Disclaimer
Legal and Compliance & Risk personnel may have contact with their counterparts working for an Affiliate on matters involving information barriers. In the event of any issue arising in relation to Affiliates, the Chair of the Stewardship Committee must be advised, who will in turn advise the Chief Risk Officer.

Record Keeping
UBS Asset Management will maintain records of proxies voted. Such records include copies of:

–	Our policies and procedures;
–	Proxy statements received;
–	Votes cast per client;

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–	Number of shares voted per account;
–	Communications received and internal documents created that were material to the voting decision and;
–	A list of all proxies where it was determined a potential conflict existed and any written rationale created or approved by the Stewardship Committee supporting its voting decision.

Use of proxy voting advisory services
In order for us to meet our stewardship responsibilities it is essential that we have access to accurate information regarding the corporate governance structure, ESG practices and shareholder meetings of operating companies in which we invest on behalf of our clients and funds.

Taking into account the number of operating companies invested across our range of capabilities, we use the services of a specialist provider for a number of services, to supplement our own assessments.

We have selected Institutional Shareholder Services (ISS) to provide proxy advisory services. ISS are a leading proxy advisory firm, with the appropriate competency, capacity and systems to provide this service on a global basis.

The proxy voting related research and recommendations provided to us by ISS are based upon the proxy guidelines contained in this policy document. We do not delegate our voting responsibilities to ISS and retain full discretion when determining how to vote shares held for our clients and funds.

We regularly monitor the services provided to us by ISS and other external vendors, including performing an annual due diligence on the compliance policies, controls, procedures and quality of service provided.

We further require information regarding how the vendor manages any conflicts of interest that may arise through certain affiliations or business practices.

Investment Companies/Funds

The guidelines detailed in this Policy are designed for and intended to apply to the operating companies we invest in on behalf of our clients.

While the principles of this Policy may also apply generally to investment companies or funds that we invest in on behalf of our clients, investment companies and funds often function differently than operating companies, and as a result, the specific guidelines may not apply in the same manner and may not be applicable or followed with respect to investment companies or funds

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APPENDIX B - DESCRIPTION OF RATINGS

Corporate and Municipal Long-Term Bond Ratings

China Lianhe Credit Ratings

AAA
: Strong ability to repay debt. Not adversely affected by the economic environment. The risk of default is very low.

AA:
Strong ability to repay debt. Less adversely affected by the economic environment. The risk of default is very low.

A:
Strong ability to repay debt. More susceptible adversely affected by the economic environment. The risk of default is very low.

BBB:
Adequate ability to repay debt. Business is affected by unfavorable economic environment. Greater default risk in general.

BB:
Weak ability to repay debt. Business is affected by unfavorable economic environment. Greater default risk in general.

B:
Businesses ability to repay debt is largely dependent on favorable economic environment. There is a high risk of default.

CCC:
Businesses ability to repay debt is extremely dependent on favorable economic environment. There is a high risk of default.

CC:
Businesses ability to repay debt is extremely dependent on favorable economic environment. Business is at risk of bankruptcy or reorganization. Default is likely.

C:
Business cannot repay the debt.

In addition to AAA and CCC grade level (inclusive) level, every one credit rating available, “+”, “-” symbol to fine tune, which means that a slightly higher or slightly below this level.

China Chengxin (Asia Pacific) Credit Ratings Company, Limited (“CCXAP”) long-term credit ratings:

AAAg:
Capacity to meet the commitment on short-term and long-term debts is extremely strong. Business is operated in a virtuous circle. The foreseeable uncertainty on business operations is minimal.

AAg+, AAg, AAg:
Capacity to meet short-term and long-term financial commitment is very strong. Business is operated in a virtuous circle. Foreseeable uncertainty in business operations is relatively low.

Ag+, Ag, Ag-:
Capacity to meet short-term and long-term commitment is strong. Business is operated in a virtuous circle. Business operation and development may be affected by internal uncertain factors, which may create fluctuations on profitability and solvency of the issuer.

BBBg+, BBBg, BBBg-:
Capacity to meet financial commitment is considered adequate and capacity to meet short-term and long-term commitment is satisfactory. Business is operated in a virtuous circle. Business is affected by internal and external uncertainties. Profitability and solvency may experience significant fluctuation. Principal and interest may not be sufficiently protected by the terms of agreement.

BBg+, BBg, BBg-:
Capacity to meet short-term and long-term financial commitment is relatively weak. Financial commitment towards short-term and long-term debts is below average. Status of business operation and development is not good. Solvency is unstable and subject to sustainable risk.

Bg+, Bg, Bg-:
Financial commitment towards short-term and long-term debts is bad. Business is affected by internal and external uncertain factors. There are difficulties in business operation. Solvency is uncertain and subject to high credit risk.

CCCg:
Financial commitment towards short-term and long-term debts is very bad. Business is affected by internal and external uncertain factors. There are difficulties in business operation. Poor solvency with very high credit risk.

CCg:
Financial commitment towards short-term and long-term debts is extremely bad. Business operation is poor. There are very limited positive internal and external factors to support business operation and development. Extremely high credit risk is found.

Cg:
Financial commitment towards short-term and long-term debts is insolvent. Business falls in vicious circle. Very limited positive internal and external factors are found to support the business operation and development in positive cycle. Extremely high credit risk is seen and is near default.

Dg:
Unable to meet the financial commitments. Default is confirmed.

Dagong Global Credit Rating Co. (“Dagong”) Corporate and Financial Institution Issuer, Borrowing Companies, and Long-term Debt Facility Credit Ratings:

AAA- Highest Credit Quality:
“AAA” ratings denote the lowest expectation of default risk. It indicates that the issuer has exceptionally strong capacity for payment of financial commitments. Although the debt protection factors may change, this capacity is highly unlikely to be adversely affected by any foreseeable event. “AAA” is the highest issuer credit rating assigned by Dagong.

AA- Very High Credit Quality:
“AA” ratings denote expectations of very low default risk. It indicates that the issuer has very strong capacity for payment of financial commitments. Although due to its relatively higher long-term risk, this capacity is not significantly vulnerable to any foreseeable event.

A- High Credit Quality:
“A’ ratings denote expectations of relatively low default risk. The capacity for payment of financial commitments is considered sufficient. However, this capacity may be more vulnerable than those of the higher ratings to adverse business or economic conditions due to any foreseeable event.

BBB- Medium Credit Quality:
“BBB” ratings indicate that expectations of default risk are currently low and it has medium default risk. In normal conditions, the capacity for payment of financial commitments is considered adequate, whereas under adverse business or economic conditions risks of default are more likely to exist under this scale.

BB- Low Medium Credit Quality:
“BB” ratings indicate that the issuer faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B- Relatively Low Credit Quality:
“B” ratings indicate that expectations of default risk are relatively high but a limited margin of safety remains. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments. This is a lower scale than that of the “BB” rating and an obligor rated “B” is more vulnerable to adverse developments than the obligors rated “BB”.

CCC- Low Credit Quality:
“CCC” ratings indicate very high default risk. The issuer is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments. Some practical risks exist and this will impair the obligor’s ability to meet its financial commitments.

CC- Very Low Credit Quality:
“CC” ratings indicate that the issuer is currently highly vulnerable and entities with this rating have a seriously high risk of default.

C- Lowest Credit Quality:
“C” ratings indicate the highest default risk and the issuer is currently unable to meet its financial commitments or may even be in the process of compulsory debt reconstruction, or a takeover by regulatory organizations or in bankruptcy liquidation.

Standard & Poor’s (“S&P”) Corporate and Municipal Long-Term Bond Ratings:

The following descriptions of S&P’s long-term corporate and municipal bond ratings have been published by Standard & Poor’s Financial Service LLC.

AAA
- An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
- An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
- An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
- An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
- Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
- An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
- An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
- An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
- An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C
- A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
- An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-) - The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR
- This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Investors Service, Inc. (“Moody’s”) Long-Term Corporate Bond Ratings:

The following descriptions of Moody’s long-term corporate bond ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

Aaa
- Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
- Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
- Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
- Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
- Obligations rated B are considered speculative and are subject to high credit risk.

Caa
- Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca
- Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
- Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Moody’s U.S. Municipal Long-Term Bond Ratings:

The following descriptions of Moody’s long-term municipal bond ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

Aaa
- Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa
- Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A
- Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa
- Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax- exempt issuers or issues.

Ba
- Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B
- Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax- exempt issuers or issues.

Caa
- Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca
- Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C
- Issuers or issues rated C demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch Ratings Ltd. (“Fitch”) Corporate Bond Ratings:

The following descriptions of Fitch’s long-term corporate bond ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

AAA
- Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
- Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
- High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB
- Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB
- Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B
- Highly speculative. ‘B’ ratings indicate that material credit risk is present. For performing obligations, default risk is commensurate with the issuer being rated with an Issuer Default Rating (“IDR”) in the ranges ‘BB’ to ‘C’. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have extremely high recovery rates consistent with a Recovery Rating of ‘RR1’ (outstanding recovery prospects given default).

CCC
- Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a superior recovery rate consistent with a Recovery Rating of ‘RR2’ (superior recovery prospects given default).

CC
- Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a good recovery rate consistent with a Recovery Rating of ‘RR3’ (good recovery prospects given default).

C
- Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, and the rated obligation is expected to have an average, below-average or poor recovery rate consistent with a Recovery Rating of ‘RR4’ (average recovery prospects given default), ‘RR5’ (below average recovery prospects given default) or ‘RR6’ (poor recovery prospects given default).

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or Minus (-) The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

Fitch’s Municipal Bond Long-Term Ratings:

The following descriptions of Fitch’s long-term municipal bond ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

AAA
- Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
- Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
- High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB
- Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB
- Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B
- Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
- Substantial credit risk. ‘CCC’ ratings indicate that default is a real possibility.

CC
- Very high levels of credit risk. ‘CC’ ratings indicate default of some kind appears probable.

C
- Exceptionally high levels of credit risk. ‘C’ ratings indicate default appears imminent or inevitable.

D
- Default. ‘D’ ratings indicate a default. Default generally is defined as one of the following:

● failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

● the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

● the coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Structured Finance Defaults – “Imminent” default, categorized under ‘C’, typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the ‘C’ category.

Structured Finance Writedowns - Where an instrument has experienced an involuntary and, in the agency’s opinion, irreversible “writedown” of principal (i.e. other than through amortization, and resulting in a loss to the investor), a credit rating of ‘D’ will be assigned to the instrument. Where the agency believes the “writedown” may prove to be temporary (and the loss may be “written up” again in future if and when performance improves), then a credit rating of ‘C’ will typically be assigned. Should the “writedown” then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the “writedown” later be deemed as irreversible, the credit rating will be lowered to ‘D’.

Notes: In the case of structured and project finance, while the ratings do not address the loss severity given default of the rated liability, loss severity assumptions on the underlying assets are nonetheless typically included as part of the analysis. Loss severity assumptions are used to derive pool cash flows available to service the rated liability. In the case of public finance, the ratings also do not address the loss given default of the rated liability, focusing instead on the vulnerability to default of the rated liability.

Plus (+) or Minus (-) - The modifiers “+” or “-”may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term Rating category, or to Long-Term Rating categories below ‘B’.

Municipal Short-Term Bond Ratings

CCXAP short-term credit ratings:

Ag-1
: Capacity to meet short-term financial commitment is extremely strong with high level of safety.

Ag-2
: Capacity to meet short-term financial commitment is strong with high level of safety.

Ag-3
: Capacity to meet short-term financial commitment is average but the safety may be easily affected by adverse business, financial and economic conditions.

Bg:
Capacity to meet short-term financial commitment is weak with high probability of default.

Cg:
Capacity to meet short-term financial commitment is very weak and the probability of default is very high.

Dg:
Unable to meet the financial commitments. Default is confirmed.

S&P’s Municipal Short-Term Bond Ratings:

The following descriptions of S&P’s short-term municipal ratings have been published by Standard & Poor’s Financial Service LLC.

SP-1
- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
- Speculative capacity to pay principal and interest.

D
- ‘D’ is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s Short-Term Ratings:

The following descriptions of Moody’s short-term municipal ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

MIG 1
- This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
- This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3
- This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
- This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Fitch’s Short-Term Ratings:

The following descriptions of Fitch’s short-term ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

F1
- Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2
- Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3
- Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B
- Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C
- High short-term default risk. Default is a real possibility.

RD
- Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D
- Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Commercial Paper Ratings

S&P’s Commercial Paper Ratings:

The following descriptions of S&P’s commercial paper ratings have been published by Standard & Poor’s Financial Service LLC.

A-1
- A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
- A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
- A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
- A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1
- A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
- A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
- A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
- A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
- A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings
– S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Moody’s Commercial Paper Ratings:

The following descriptions of Moody’s commercial paper ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

P-1
- Issuers (or supporting institutions) rated Prime-1 have a superior ability to honor short-term debt obligations.

P-2
- Issuers (or supporting institutions) rated Prime-2 have a strong ability to honor short-term debt obligations.

P-3
- Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to honor short-term obligations.

NP
- Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Fitch’s Commercial Paper Ratings:

The following descriptions of Fitch’s commercial paper ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

F1
- Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2
- Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3
- Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B
- Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C
- High short-term default risk. Default is a real possibility.

RD
- Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D
- Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category.)

PART C: OTHER INFORMATION

Item 28 .	Exhibits

(a)(1)
Certificate of Trust, as filed with the state of Delaware on February 3, 2012, for KraneShares Trust (the “Registrant” or the “Trust”) is incorporated herein by reference to Exhibit (a)(1) to the Registrant’s initial Registration Statement on Form N-1A as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001193125-12-173444 on April 20, 2012.

(a)(2)
Registrant’s Amended and Restated Declaration of Trust, dated June 7, 2017, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-033078 on June 19, 2017.

(b)
Registrant’s Amended By-Laws, dated June 7, 2017, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-033078 on June 19, 2017.

(c)	Not applicable.

(d)(1)
Investment Advisory Agreement between the Registrant and Krane Funds Advisors, LLC, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-038833 on July 28, 2017.

(d)(2)
Schedule A to the Investment Advisory Agreement between the Registrant and Krane Funds Advisors, LLC, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 258 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001829126-20-000214 on November 30, 2020.

(d)(3)
Schedule B to the Investment Advisory Agreement between the Registrant and Krane Funds Advisors, LLC, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 180 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-19-004417 on March 22, 2019.

(d)(4)
Investment Advisory Agreement between Krane Funds Advisors, LLC, on behalf of the KraneShares Bosera MSCI China A Share ETF, and Bosera Asset Management (International) Co., Ltd., is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-038833 on July 28, 2017.

(d)(5)
Investment Advisory Agreement between Krane Funds Advisors, LLC, on behalf of the KraneShares E Fund China Commercial Paper ETF, and E Fund Management (Hong Kong) Co., Limited, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-038833 on July 28, 2017.

(d)(6)
Investment Subadvisory Agreement between Krane Funds Advisors, LLC, on behalf of the KraneShares CCBS China Corporate High Yield Bond USD Index ETF, and CCB Securities Ltd., is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 156 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-18-000019 on January 2, 2018.

(d)(7)
Sub-Advisory Agreement between Krane Funds Advisors, LLC, on behalf of the Quadratic Interest Rate Volatility and Inflation Hedge ETF, and Quadratic Capital Management LLC, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 173 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-19-002177 on February 11, 2019.

(d)(8)
Sub-Advisory Agreement between Krane Funds Advisors, LLC, on behalf of the KFA Dynamic Fixed Income ETF, and SkyRock Investment Management, LLC, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 247 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001213900-20-019102 on July 29, 2020.

(d)(9)
Form of Sub-Advisory Agreement between Krane Funds Advisors, LLC, on behalf of the KFA Global Carbon ETF and Climate Finance Partners LLC, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 236 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-20-005257 on April 30, 2020.

(d)(10)
Form of Investment Advisory Agreement between KFA Global Carbon Subsidiary, Ltd., and Krane Fund Advisors LLC, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 236 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-20-005257 on April 30, 2020.

(d)(11)
Form of Sub-Advisory Agreement between Krane Funds Advisors, LLC, on behalf of the KFA Global Carbon Subsidiary, Ltd.,  and Climate Finance Partners LLC, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 236 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-20-005257 on April 30, 2020.

(d)(12)	Form of Sub-Advisory Agreement between Krane Funds Advisors, LLC on behalf of the KFA Value Line® Dynamic Core Equity Index ETF and Lee Capital Management, LP, is incorporated by reference to Exhibit (d)(12) of Post Effective No. 255 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001829126-20-000149 on November 19, 2020.

(d)(13)	Sub-Advisory Agreement between Krane Funds Advisors, LLC, on behalf of the KFA Mount Lucas Index Strategy ETF and Mount Lucas Index Advisers LLC, is incorporated by reference to Exhibit (d)(13) of Post-Effective No. 258 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001829126-20-000214 on November 30, 2020.

(d)(14)	Form of Investment Advisory Agreement between KFA MLM Index, and Krane Fund Advisors LLC, is incorporated by reference to Exhibit (d)(14) of Post-Effective No. 258 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001829126-20-000214 on November 30, 2020.

(d)(15)	Form of Sub-Advisory Agreement between KFA MLM Index, and Krane Fund Advisors LLC, is incorporated by reference to Exhibit (d)(15) of Post-Effective No. 258 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001829126-20-000214 on November 30, 2020.

(d)(16)	Form of Investment Advisory Agreement between Krane Funds Advisors, LLC on behalf of Krane-UBS China A Share Fund, filed herewith.

(d)(17)	Form of Sub-Advisory Agreement between Krane Funds Advisors, LLC, on behalf of the Krane-UBS China A Share Fund and UBS Asset Management (Americas) Inc., filed herewith.

(e)(1)
Amended and Restated Distribution Agreement between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective No. 63 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-14-046850 on August 4, 2014.

(e)(2)	Schedule A to the Amended and Restated Distribution Agreement between the Registrant and SEI Investments Distribution Co., is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 258 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001829126-20-000214 on November 30, 2020.

(e)(3)
Amendment No. 1 to Amended and Restated Distribution Agreement between the Registrant and SEI Investments Distribution Co., is incorporated herein by reference to Exhibit (e)(3)  of Post-Effective Amendment No. 243 to the Registrant’s Registration Statement on Form N-1A  (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-20-007826 on June 30, 2020.

(e)(4)
Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-13-003143 on January 18, 2013.

(e)(5)	Distribution Agreement between the Registrant and SEI Investments Distribution Co. on behalf of Krane-UBS China A Share Fund, dated November 15, 2018, filed herewith.

(e)(6)	Schedule A to the Distribution Agreement between the Registrant and SEI Investments Distribution Co. on behalf of Krane-UBS China A Share Fund, filed herewith.

(f)	Not applicable.

(g)(1)
Custodian and Transfer Agent Agreement between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-13-003143 on January 18, 2013.

(g)(2)	Form of Agency Agreement between the Registrant and DST Asset Manager Solutions, Inc., filed herewith.

(h)(1)
Amended and Restated Administration Agreement between the Registrant and SEI Global Fund Services is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-14-046850 on August 4, 2014.

(h)(2)	Schedule I to the Amended and Restated Administration Agreement between the Registrant and SEI Global Fund Services, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 258 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001829126-20-000214 on November 30, 2020.

(h)(3)
Compliance Services Agreement between the Registrant and Quain Compliance Consulting, LLC, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-15-044651 on July 28, 2015.

(h)(4)
Sublicense Agreement between the Registrant and Krane Funds Advisors, LLC, is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-038833 on July 28, 2017.

(h)(5)	Schedule I to the Form of Sublicense Agreement between the Registrant and Krane Funds Advisors, LLC, is incorporated herein by reference to Exhibit (h)(7) of Post-Effective No. 258 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001829126-20-000214 on November 30, 2020.

(h)(6)
Securities Lending Agency Agreement between the Registrant and Brown Brothers Harriman & Co., dated February 1, 2018, is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 162 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-18-007036 on July 30, 2018.

(h)(7)
Fee Waiver Agreement between the Registrant and Krane Funds Advisors, LLC, relating to the KraneShares Bosera MSCI China A Share ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares Asia Robotics and Artificial Intelligence Index ETF, KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF, Quadratic Interest Rate Volatility and Inflation Hedge ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF, and KraneShares MSCI All China Health Care Index ETF, is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 247 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001213900-20-019102 on July 29, 2020.

(h)(8)
Fee Waiver Agreement between the Registrant and Krane Funds Advisors, LLC, relating to the KraneShares MSCI All China Index ETF, is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 247 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001213900-20-019102 on July 29, 2020.

(h)(9)
Fee Waiver Agreement between the Registrant and Krane Funds Advisors, LLC, relating to the KraneShares Emerging Markets Consumer Technology Index ETF, is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 247 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001213900-20-019102 on July 29, 2020.

(h)(10)	Form of Expense Limitation Agreement between the Registrant and Krane Funds Advisors, LLC relating to the Krane-UBS China A Share Fund, filed herewith.

(i)	Opinion and consent of counsel, filed herewith.

(j)	Not applicable.

(k)	Not applicable.

(l)
Subscription Agreement between the Registrant and Krane Funds Advisors, LLC is incorporated herein by reference to Exhibit (l) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-13-003143 on January 18, 2013.

(m)	Distribution Plan adopted November 8, 2012 and amended December 18, 2020, filed herewith.

(n)	Rule 18f-3 Multiple Class Plan, filed herewith.

(o)	Not applicable.

(p)(1)
Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 198 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-19-010464 on July 29, 2019.

(p)(2)
Code of Ethics of Krane Funds Advisors, LLC is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 198 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-19-010464 on July 29, 2019.

(p)(3)
Code of Ethics of Bosera Asset Management (International) Co., Ltd., sub-adviser to the KraneShares Bosera MSCI China A Share ETF, is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-14-022475 on April 14, 2014.

(p)(4)
Code of Ethics of E Fund Management (Hong Kong) Co., Limited, sub-adviser to the KraneShares E Fund China Commercial Paper ETF is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-14-037621 on June 13, 2014.

(p)(5)
Code of Ethics of CCB Securities Ltd., sub-adviser to the KraneShares CCBS China Corporate High Yield Bond USD Index ETF, is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 156 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-18-000019 on January 2, 2018.

(p)(6)
Code of Ethics of Quadratic Capital Management LLC, sub-adviser to the Quadratic Interest Rate Volatility and Inflation Hedge ETF, is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 182 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-19-005273 on April 2, 2019.

(p)(7)
Code of Ethics of SkyRock Investment Management, LLC, sub-adviser to the KFA Dynamic Fixed Income ETF, is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 216 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-19-014687 on November 25, 2019.

(p)(8)
Code of Ethics of Climate Finance Partners LLC, sub-adviser to the KFA Global Carbon ETF, is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 236 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-20-005257 on April 30, 2020.

(p)(9)	Code of Ethics of Lee Capital Management, LP, sub-adviser to the KFA Value Line® Dynamic Core Equity Index ETF, is incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 255 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001829126-20-000149 on November 19, 2020.

(p)(10)	Code of Ethics of Mount Lucas Index Advisers LLC, sub-adviser to KFA Mount Lucas Index Strategy ETF, is incorporated by reference to Exhibit (p)(10) to Post-Effective No. 258 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001829126-20-000214 on November 30, 2020.

(p)(11)	Code of Ethics of UBS Asset Management (Americas) Inc., sub-adviser to the Krane-UBS China A Share Fund, filed herewith.

(q)(1)
Powers of Attorney dated September 29, 2015 for Matthew Stroyman and John Ferguson is incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 108 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-16-080317 on February 10, 2016.

(q)(2)
Power of Attorney dated August 31, 2017 for Patrick Campo, is incorporated herein by reference to Exhibit (q)(2) of Post-Effective Amendment No. 153 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001615774-17-005305 on September 22, 2017.

Item 29 .	Persons Controlled by or under Common Control with the Fund

Not applicable.

Item 30 .	Indemnification

A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust, to the extent provided in Article VII of the Registrant’s Amended and Restated Declaration of Trust, for any act, omission, or obligation of the Trust, of such Trustee, or of any other Trustee. A Trustee shall be liable to the Trust solely for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Investment Adviser, or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Trust shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust, any Person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 2 of the Registrant’s Amended and Restated Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under Section 2.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees, officers, employees or agents of the Trust shall look only to the assets of the appropriate Series, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.
Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or Trustees or by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. At the Trustees’ discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on the liability of each Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust or by a Trustee or Trustees in such capacity and not individually or by an officer or officers in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officers or Shareholders individually.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31 .	Business and other Connections of the Investment Adviser

Krane Funds Advisors, LLC
Krane Funds Advisors, LLC (“Krane”) serves as investment adviser for each series of the Trust, except the CICC Global Wealth Preservation Fund and CICC US Government Money Market Fund. The principal address of Krane is 280 Park Avenue, 32nd Floor, New York, New York 10017. Krane is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Krane during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-77589).

Bosera Asset Management (International) Co., Ltd.
Bosera Asset Management (International) Co., Ltd. (“Bosera”) serves as investment sub-adviser for the Trust’s KraneShares Bosera MSCI China A Share ETF. The principal address of Bosera is Suite 4109, Jardine House, One Connaught Place, Central, Hong Kong. Bosera is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Bosera during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-78507).

E Fund Management (Hong Kong) Co., Limited
E Fund Management (Hong Kong) Co., Limited (“E Fund”) serves as investment sub-adviser for the Trust’s KraneShares E Fund China Commercial Paper ETF. The principal address of E Fund is Suite 3501-02 35F, Two International Finance Center, 8 Finance Street, Central, Hong Kong. E Fund is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of E Fund during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-78973).

CCB Securities Ltd.
CCB Securities Ltd. (“CCBS”) serves as investment sub-adviser for the Trust’s KraneShares CCBS China Corporate High Yield Bond USD Index ETF. The principal address of CCBS is 18/F CCB Centre, 18 Wang Chiu Road, Kowloon Bay, Kowloon, Hong Kong. CCBS is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of CCBS during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-112053).

Quadratic Capital Management LLC
Quadratic Capital Management LLC (“Quadratic”) serves as investment sub-adviser for the Trust’s Quadratic Interest Rate Volatility and Inflation Hedge ETF. The principal address of Quadratic is 39 Lewis Street, 4th Floor, Greenwich, Connecticut 06830. Quadratic is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Quadratic during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-106485).

SkyRock Investment Management, LLC
SkyRock Investment Management, LLC (“SkyRock”) serves as investment sub-adviser for the Trust’s KFA Dynamic Fixed Income ETF. The principal address of SkyRock is 4242 Six Forks Road, Suite 820, Raleigh, North Carolina 27609. SkyRock is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of SkyRock during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-117333).

Climate Finance Partners LLC
Climate Finance Partners LLC (“Climate Finance”) serves as investment sub-adviser for the Trust’s KFA Global Carbon ETF. The principal address of Climate Finance is 156 5th Avenue, Suite 804, New York, New York 10010. Climate Finance is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Climate Finance during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-117593).

Lee Capital Management, LP
Lee Capital Management, LP (“LCM”) serves as investment sub-adviser for the Trust’s KFA Value Line® Dynamic Core Equity Index ETF. The principal address of LCM is 100 Constitution Plaza, Suite 700, Hartford CT 06103. LCM is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of LCM during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-107874).

Mount Lucas Index Advisers, LLC
Mount Lucas Index Advisers, LLC (“MLIA”) serves as investment sub-adviser for the Trust’s KFA Mount Lucas Index Strategy ETF. The principal address of MLIA is 405 State Street, Newtown, Pennsylvania, 18940. LCM is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of MLIA during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-119730)

UBS Asset Management (Americas) Inc.
UBS Asset Management (Americas) Inc. (“UBS”) serves as investment sub-adviser for the Trust’s Krane-UBS China A Share Fund. The principal addresses of UBS is One North Wacker Drive, Chicago, IL 60606 and 1285 Avenue of the Americas, New York, NY 10019. UBS is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of UBS during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-34910).

Item 32 .	Principal Underwriters

(a)	Registrant’s distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
SEI Offshore Opportunity Fund II	September 1, 2005
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
SEI Offshore Advanced Strategy Series SPC	July 31, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
SEI Special Situations Fund	July 1, 2009
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds Trust	September 8, 2010
Adviser Managed Trust	December 10, 2010
SEI Core Property Fund	January 1, 2011
New Covenant Funds	March 23, 2012
Highland Funds I (f/k/a Pyxis Funds I)	September 25, 2012
KraneShares Trust	December 18, 2012
SEI Insurance Products Trust	September 10, 2013
The KP Funds	September 19, 2013
The Advisors’ Inner Circle Fund III	February 12, 2014
SEI Catholic Values Trust	March 24, 2015
SEI Hedge Fund SPC	June 26, 2015
SEI Energy Debt Fund	June 30, 2015
Gallery Trust	January 8, 2016
Schroder Series Trust	February 10, 2017
Schroder Global Series Trust	February 10, 2017
City National Rochdale Select Strategies Fund	March 1, 2017
Metaurus Equity Component Trust	October 2, 2017
Impact Shares Trust	March 1, 2018
City National Rochdale Strategic Credit Fund	May 16, 2018
Symmetry Panoramic Trust	July 23, 2018
Frost Family of Funds	May 31, 2019

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)
Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	--
Paul F. Klauder	Director	--
Wayne M. Withrow	Director	--
Kevin P. Barr	Director, President, & Chief Executive Officer	--
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	--
Jennifer H. Campisi	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	--
John C. Munch	General Counsel & Secretary	--
Mark J. Held	Senior Vice President	--
John P. Coary	Vice President & Assistant Secretary	--
Lori L. White	Vice President & Assistant Secretary	--
Judith A. Rager	Vice President	--
Jason McGhin	Vice President	--
Gary Michael Reese	Vice President	--
Robert M. Silvestri	Vice President	--

(c)
There were no commissions or other compensation received, directly or indirectly, from the Fund for the last fiscal year by each principal underwriter who is not an affiliated person of the Fund or any affiliated person of an affiliated person.

Item 33 .	Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

Registrant:

c/o Krane Funds Advisors, LLC
280 Park Avenue, 32nd Floor
New York, New York 10017

Adviser:

Krane Funds Advisors, LLC
280 Park Avenue, 32nd Floor
New York, New York 10017

Sub-Advisers:
Bosera Asset Management (International) Co., Ltd.
Suite 4109
Jardine House
One Connaught Place
Central, Hong Kong

E Fund Management (Hong Kong) Co., Limited
3501-02 35F, Two International Finance Center
8 Finance Street
Central, Hong Kong

CCB Securities Ltd.
18/F CCB Centre
18 Wang Chiu Road
Kowloon Bay, Kowloon, Hong Kong

Quadratic Capital Management LLC
39 Lewis Street, 4th Floor
Greenwich, Connecticut 06830

SkyRock Investment Management, LLC
4242 Six Forks Road, Suite 820
Raleigh, North Carolina 27609

Climate Finance Partners LLC
251 Little Falls Drive
Wilmington, Delaware 19808

Lee Capital Management, LP
100 Constitution Plaza, Suite 700
Hartford, Connecticut 06103

Mount Lucas Index Advisers LLC
405 South State Street
Newtown, Pennsylvania, 18940

UBS Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019

Administrator:
SEI Investments Global Funds Services
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor:
SEI Investments Distribution Co.
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

Item 34 .	Management Services

Not Applicable.

Item 35 .	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 269 to its Registration Statement (File Nos. 333-180870 and 811-22698) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York on this 24th day of February 2021.

KraneShares Trust

/s/ Jonathan Krane
Jonathan Krane
Trustee, Principal Executive Officer and
Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Jonathan Krane	Trustee, Principal Executive Officer and Principal Financial Officer	February 24, 2021
Jonathan Krane

/s/ Patrick Campo*	Trustee	February 24, 2021
Patrick Campo

/s/ John Ferguson*	Trustee	February 24, 2021
John Ferguson

/s/ Matthew Stroyman*	Trustee	February 24, 2021
Matthew Stroyman

* Stacy L. Fuller
Stacy L. Fuller

*	Attorney-in-Fact pursuant to powers of attorney dated September 29, 2015 and August 31, 2017.

EXHIBIT INDEX

EX-99.(d)(16)	Form of Investment Advisory Agreement between Krane Funds Advisors, LLC on behalf of Krane-UBS China A Share Fund.

EX-99.(d)(17)	Form of Sub-Advisory Agreement between Krane Funds Advisors, LLC, on behalf of the Krane-UBS China A Share Fund and UBS Asset Management (Americas) Inc.

EX-99.(e)(5)	Distribution Agreement between the Registrant and SEI Investments Distribution Co. on behalf of Krane-UBS China A Share Fund, dated November 15, 2018.

EX-99.(e)(6)	Schedule A to the Distribution Agreement between the Registrant and SEI Investments Distribution Co. on behalf of Krane-UBS China A Share Fund.

EX-99.(g)(2)	Form of Agency Agreement between the Registrant and DST Asset Manager Solutions, Inc.

EX-99.(h)(10)	Form of Expense Limitation Agreement between the Registrant and Krane Funds Advisors, LLC relating to the Krane-UBS China A Share Fund.

EX-99.(i)	Opinion and consent of counsel.

EX-99.(m)	Distribution Plan adopted November 8, 2012 and amended December 18, 2020.

EX-99.(n)	Rule 18f-3 Multiple Class Plan.

EX-99.(p)(11)	Code of Ethics of UBS Asset Management (Americas) Inc., sub-adviser to the Krane-UBS China A Share Fund.